As filed with the Securities and Exchange Commission on April 30, 2001

                                                       Registration Nos. 2-93538
                                                                       811-04116
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 53
                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 54

                        (CHECK APPROPRIATE BOX OR BOXES)

                               ------------------
                               PHOENIX-ZWEIG TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ------------------

             900 THIRD AVENUE, 31ST FLOOR, NEW YORK, NEW YORK 10022
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                      C/O ZWEIG/GLASER SHAREHOLDER SERVICES

                                 (800) 272-2700
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               ------------------

                               PAMELA S. SINOFSKY
                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ------------------

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
|X| on May 1, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on       pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on       pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              PHOENIX-ZWEIG TRUST
                  Cross Reference Sheet Pursuant to Rule 495(a)
   This Registration Statement contains two prospectuses and two Statements of
                            Additional Information.
            These are identified as Version A and Version B of each.

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------

1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance.....        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses
4.     Investment Objectives, Principal Investment Strategies,
       and Related Risks........................................        Investment Risk and Return Summary
5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things to Know When Selling Shares; Account
                                                                        Policies; Investor Services; Tax Status
                                                                        of Distributions
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights

                                                    PART B
                         INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

Item Number Form N-1A, Part B                                           Statement of Additional Information Caption
-----------------------------                                           -------------------------------------------
10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Techniques and Risks; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Trust
14.    Control Persons and Principal Holders of Securities......        Management of the Trust
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information

18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; How to Redeem Shares; Tax
                                                                        Sheltered Retirement Plans

19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements


                                                    PART C
                       INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER
                 THE APPROPRIATE ITEM, SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

Phoenix Investment Partners

                              Prospectus

                                             May 1, 2001



-------- Zweig

         Phoenix-Zweig Appreciation Fund

         Phoenix-Zweig Government Cash Fund

         Phoenix-Zweig Government Fund

         Phoenix-Zweig Growth & Income Fund

         Phoenix-Zweig Managed Assets

         Phoenix-Zweig Strategy Fund




                                       Neither the Securities and Exchange
                                       Commission nor any state securities
                                       commission has approved or
                                       disapproved of these securities or
                                       determined if this prospectus is
                                       truthful or complete. Any representation to the contrary is a criminal offense.

                                       This prospectus contains important
                                       information that you should know
                                       before investing in the Phoenix-Zweig
                                       Appreciation Fund, Phoenix-Zweig
                                       Government Cash Fund, Phoenix-Zweig
                                       Government Fund, Phoenix-Zweig
                                       Growth & Income Fund, Phoenix-Zweig
                                       Managed Assets, Phoenix-Zweig
                                       Strategy Fund. Please read it carefully
                                       and retain it for future reference.


[logo] PHOENIX
       INVESTMENT PARTNERS

            Table of Contents
--------------------------------------------------------------------------------

            Phoenix-Zweig Trust
            Phoenix-Zweig Appreciation Fund
               Investment Risk and Return Summary.........................     2
               Fund Expenses..............................................     5

            Phoenix-Zweig Government Cash Fund
               Investment Risk and Return Summary.........................     7
               Fund Expenses..............................................    10
            Phoenix-Zweig Government Fund
               Investment Risk and Return Summary.........................    12
               Fund Expenses..............................................    15
            Phoenix-Zweig Growth & Income Fund
               Investment Risk and Return Summary.........................    17
               Fund Expenses..............................................    20
            Phoenix-Zweig Managed Assets
               Investment Risk and Return Summary.........................    22
               Fund Expenses..............................................    27
            Phoenix-Zweig Strategy Fund
               Investment Risk and Return Summary.........................    29
               Fund Expenses..............................................    32
            Additional Investment Techniques..............................    34
            Management of the Funds.......................................    37
            Pricing of Fund Shares........................................    39
            Sales Charges.................................................    40
            Your Account..................................................    43
            How to Buy Shares.............................................    44
            How to Sell Shares............................................    44
            Things You Should Know When Selling Shares....................    45
            Account Policies..............................................    47
            Investor Services.............................................    48
            Tax Status of Distributions...................................    49
            Financial Highlights..........................................    50
            Additional Information........................................    63



[triangle] Phoenix-
           Zweig
           Trust

PHOENIX-ZWEIG TRUST
--------------------------------------------------------------------------------


THE TRUST


There are six Phoenix-Zweig mutual funds. Together they make up the Phoenix-Zweig Trust (the "Trust").


THE FUNDS


The six funds that make up the Trust are: Phoenix-Zweig Appreciation Fund (the "Appreciation Fund"), Phoenix-Zweig Government Cash Fund (the "Government Cash Fund"), Phoenix-Zweig Government Fund (the "Government Fund"), Phoenix-Zweig Growth & Income Fund (the "Growth & Income Fund"), Phoenix-Zweig Managed Assets ("Managed Assets Fund") and Phoenix-Zweig Strategy Fund (the "Strategy Fund"), each a "fund" and together, the "funds." Each fund has its own investment policies designed to help you achieve your goals.



                                                           Phoenix-Zweig Trust 1

PHOENIX-ZWEIG APPRECIATION FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

Phoenix-Zweig Appreciation Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

    o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

    o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

    o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

    As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> The fund invests primarily in common stocks of companies with smaller capitalizations (generally less than $1 billion) with both value or growth characteristics.

> Up to 700 small company stocks are selected for fund investment primarily from the 2,000 stocks immediately following the 1,000 largest stocks based on market capitalization or trading volume. Generally, these 2,000 stocks have market capitalizations ranging from $262 million to $1.5 billion or an average trading volume of approximately $3.3 million.

2  Phoenix-Zweig Appreciation Fund

> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum.

> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS


Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.


SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive


                                               Phoenix-Zweig Appreciation Fund 3
threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Appreciation Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



[GRAPHIC OMITTED]

                CALENDAR YEAR           ANNUAL RETURN (%)
                    1992                        9.5
                    1993                       14.7
                    1994                       -1.8
                    1995                       24.0
                    1996                       15.4
                    1997                       23.8
                    1998                       -1.0
                    1999                       -1.8
                    2000                        2.0


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 15.02% (quarter ending December 31, 1998) and the lowest return for a quarter was -20.56% (quarter ending September 30, 1998). Year-to-date performance through March 31, 2001 was -7.85%.


-----------------------------------------------------------------------------------------------------------------
                                                                                Life of the Fund(2)
   Average Annual Total Returns               One         Five      ---------------------------------------------
   (for the periods ending 12/31/00)(1)      Year         Years      Class A    Class B    Class C     Class I
-----------------------------------------------------------------------------------------------------------------
   Class A Shares                           -3.87%        5.96%       8.75%       --         --           --
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                           -2.24%         --          --        5.92%       --           --
-----------------------------------------------------------------------------------------------------------------
   Class C Shares                            1.22%        6.46%        --         --        7.64%         --
-----------------------------------------------------------------------------------------------------------------
   Class I Shares                            2.23%         --          --         --         --          6.91%
-----------------------------------------------------------------------------------------------------------------
   Russell 2000 Index(4)                    -3.02%       10.31%      13.14%      9.79%     11.67%(3)    10.26%
-----------------------------------------------------------------------------------------------------------------



(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.


(2) Class A Shares since October 7, 1991, Class B shares since April 8, 1996, Class C Shares since February 3, 1992 and Class I Shares since November 1, 1996, respectively.

(3) Index performance since February 12, 1992.


(4) The Russell 2000 Index is an unmanaged, commonly used measure of small-cap stock total return performance. The Index's performance does not reflect sales charges.


4  Phoenix-Zweig Appreciation Fund

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES       SHARES
                                                             ------        ------        ------       ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases
(as a percentage of offering price)                          5.75%          None          None         None
Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)       None
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested             None          None          None         None
Dividends
Redemption Fee                                                None          None          None         None
Exchange Fee                                                  None          None          None         None
                                                         --------------------------------------------------------


                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES       SHARES
                                                             ------        ------        ------       ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              1.00%         1.00%         1.00%         1.00%
Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         1.00%         None
Other Expenses                                               0.42%         0.42%         0.42%         0.42%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.72%         2.42%         2.42%         1.42%
                                                             =====         =====         =====         ====


-----------------------

(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               Phoenix-Zweig Appreciation Fund 5

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                      $740                 $1,086                 $1,455                $2,488
-----------------------------------------------------------------------------------------------------------------
   Class B                      $645                 $1,055                 $1,391                $2,502
-----------------------------------------------------------------------------------------------------------------
   Class C                      $370                  $755                  $1,291                $2,756
-----------------------------------------------------------------------------------------------------------------
   Class I                      $145                  $449                   $776                 $1,702
-----------------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                      $245                  $755                  $1,291                $2,502
-----------------------------------------------------------------------------------------------------------------
   Class C                      $245                  $755                  $1,291                $2,756
-----------------------------------------------------------------------------------------------------------------




6  Phoenix-Zweig Appreciation Fund

PHOENIX-ZWEIG GOVERNMENT CASH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

THIS PROSPECTUS DESCRIBES CLASS A, CLASS B, CLASS C AND CLASS I OF PHOENIX-ZWEIG GOVERNMENT CASH FUND. Refer to the Phoenix-Zweig Trust's Phoenix-Zweig Government Cash Fund Class M Prospectus for information on Class M Shares.

INVESTMENT OBJECTIVE

Phoenix-Zweig Government Cash Fund has an investment objective of seeking high current income consistent with maintaining liquidity and preserving capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

>   The fund seeks to maintain a stable $1.00 per share price.

>   The fund invests exclusively in the following instruments:

    o short-term securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities; and

    o   repurchase agreements collateralized by such securities.

    U.S. Government securities are considered to be of the highest credit quality, yet the primary consideration in choosing among these securities is managing risk related to changes in interest rate levels.

> Money market instruments selected for investment have remaining maturities of less than 397 days and have an average weighted portfolio maturity of not greater than 90 days.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

GENERAL

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Neither the fund nor the adviser can assure you that a particular yield, return or level of income will be achieved. Changing market conditions, the relatively short maturities of fund investments and substantial redemptions may all negatively affect the fund.


                                           Phoenix-Zweig Government Cash Fund  7

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. A security's short-term investment rating may decline, increasing the chances that the issuer will be unable to make such payments when due. This may reduce the fund's stream of income and decrease the fund's yield.

INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS

The fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Default or insolvency of the other party presents risk to the fund.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will remain at $1.00 or that the fund will realize a particular yield.


8   Phoenix-Zweig Government Cash Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Government Cash Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows the fund's average annual returns for one year, five years and over the life of the fund. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



[GRAPHIC OMITTED]

                CALENDAR YEAR           ANNUAL RETURN (%)
                   1995                        5.1
                   1996                        4.8
                   1997                        5.0
                   1998                        4.9
                   1999                        4.5
                   2000                        5.7

(1) During the period shown in the chart above, the highest return for a quarter was 1.48% (quarter ending December 31, 2000) and the lowest return for a quarter was 1.05% (quarter ending June 30, 1999). Year-to-date performance through March 31, 2001 was 1.26%.

----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                    One Year              Five Years       Life of the Fund(2)
   (for the periods ending 12/31/00) (1)
----------------------------------------------------------------------------------------------------------------
   Class A Shares                                    5.70%                 4.99%                 4.88%
----------------------------------------------------------------------------------------------------------------
   Class B Shares                                    0.98%                  N/A                  3.91%
----------------------------------------------------------------------------------------------------------------
   Class C Shares                                    5.70%                 4.98%                 4.88%
----------------------------------------------------------------------------------------------------------------
   Class I Shares                                    6.01%                  N/A                  5.32%
----------------------------------------------------------------------------------------------------------------


(1) The fund's average annual returns in the table above reflect a full redemption in the fund's Class B and Class C Shares.

(2) Class A and Class C Shares since May 1, 1994, Class B Shares since April 8, 1996 and Class I Shares since November 1, 1996. Class M Shares are covered in a separate prospectus.



The fund's 7-day yield on December 31, 2000 was 5.89% for Class A Shares, 5.19% for Class B Shares, 5.88% for Class C Shares and 6.18% for Class I Shares.


                                           Phoenix-Zweig Government Cash Fund  9

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C        CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 None          None          None          None
Maximum Deferred Sales Charge (load) (as a percentage of      None         5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested             None          None          None          None
Dividends
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------


                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.50%         0.50%         0.50%         0.50%
Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         0.30%          None
Other Expenses                                               0.40%         0.49%         0.51%         0.64%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES(A)                      1.20%         1.99%         1.31%         1.14%
                                                             =====         =====         =====         =====

-----------------------
(a) The adviser has voluntarily undertaken to limit expenses (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until August 31, 2001 to 0.35% of the fund's average net assets. Total Annual Fund Operating Expenses after expense reimbursement (if applicable) are 0.65% for Class A Shares, 1.35% for Class B Shares, 0.65% for Class C Shares, and 0.35% for Class I Shares.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10  Phoenix-Zweig Government Cash Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                      $122                  $381                   $660                 $1,455
-----------------------------------------------------------------------------------------------------------------
   Class B                      $602                  $924                  $1,173                $2,017
-----------------------------------------------------------------------------------------------------------------
   Class C                      $258                  $415                   $718                 $1,579
-----------------------------------------------------------------------------------------------------------------
   Class I                      $116                  $362                   $628                 $1,386

-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                      $202                  $624                  $1,073                $2,017
-----------------------------------------------------------------------------------------------------------------
   Class C                      $133                  $415                   $718                 $1,579

-----------------------------------------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's manager. Refer to the section "Management of the Funds" for information about expense reimbursement.

                                          Phoenix-Zweig Government Cash Fund  11

PHOENIX-ZWEIG GOVERNMENT FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

Phoenix-Zweig Government Fund has an investment objective to achieve a high total return from current income and capital appreciation consistent with preserving capital over the long term. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> Under normal circumstances, the fund invests at least 65% of its total assets in U.S. Government securities of all maturities and debt securities issued, collateralized or guaranteed by the U.S. Treasury or a U.S. Government agency or instrumentality. U.S. Government securities are considered to be of the highest credit quality.

> The primary consideration in selecting U.S. Government securities is managing risk related to changes in interest rate levels. One key factor used by the adviser to measure risk is duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity, the greater the duration and therefore the greater effect interest rate changes have on the price of the security.

> The fund alters its mix of short-, medium- and long-term holdings based on market outlook to attempt to minimize interest rate risk.

> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.

12 Phoenix-Zweig Government Fund

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating, the greater the chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.

INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES

Fixed-income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.


U.S. GOVERNMENT SECURITIES



Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

                                               Phoenix-Zweig Government Fund  13

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Government Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

                CALENDAR YEAR           ANNUAL RETURN (%)
                    1991                     14.3
                    1992                      4.5
                    1993                     10.4
                    1994                     -2.8
                    1995                     13.8
                    1996                     -0.4
                    1997                      8.4
                    1998                      8.9
                    1999                     -2.6
                    2000                     10.4


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 6.60% (quarter ending September 30, 1998) and the lowest return for a quarter was -3.87% (quarter ending March 31, 1996). Year-to-date performance through March 31, 2001 was 1.78%.

-----------------------------------------------------------------------------------------------------------------
                                                                                  Life of the Fund(2)
  Average Annual Total Returns             One       Five       Ten     -----------------------------------------
  (for the periods ending 12/31/00)(1)    Year      Years      Years    Class A   Class B    Class C   Class I
-----------------------------------------------------------------------------------------------------------------
  Class A Shares                         5.21%      3.80%      5.80%        --         --          --         --
-----------------------------------------------------------------------------------------------------------------
  Class B Shares                         5.68%        --         --         --       5.12%        --         --
-----------------------------------------------------------------------------------------------------------------
  Class C Shares                         10.08%     4.36%        --         --         --        5.23%       --
-----------------------------------------------------------------------------------------------------------------
  Class I Shares                         10.81%       --         --         --         --         --       6.50%
-----------------------------------------------------------------------------------------------------------------
  Lehman Brothers                        13.25%     6.49%      7.92%        --       7.64%(4)    7.40%(5)  7.07%(6)
  Government Bond Index(3)
-----------------------------------------------------------------------------------------------------------------


(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's

Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class B Shares since April 8, 1996, Class C Shares since February 4, 1992, and Class I Shares since July 14, 1997.


(3) The Lehman Brothers Government Bond Index is an unmanaged, commonly used measure of government bond market total return performance. The Index's performance does not reflect sales charges.

(4) Index performance since April 30, 1996.

(5) Index performance since February 29, 1992.

(6) Index performance since July 31, 1997.



14  Phoenix-Zweig Government Fund

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                4.75%          None          None          None
Maximum Deferred Sales Charge (load) (as a percentage of     None(a)       5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                    None           None          None
Redemption Fee                                               None           None          None          None
Exchange Fee                                                 None           None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.60%         0.60%         0.60%         0.60%
Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         0.75%          None
Other Expenses                                               0.68%         0.68%         0.68%         0.68%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.58%         2.28%         2.03%         1.28%
                                                             =====         =====         =====         =====


-----------------------
(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                               Phoenix-Zweig Government Fund  15


-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class A                      $628                  $950                  $1,295                $2,264
-----------------------------------------------------------------------------------------------------------------
   Class B                      $631                 $1,012                 $1,320                $2,358
-----------------------------------------------------------------------------------------------------------------
   Class C                      $331                  $637                  $1,093                $2,358
-----------------------------------------------------------------------------------------------------------------
   Class I                      $130                  $406                   $702                 $1,545

-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------

   Class B                      $231                  $712                  $1,220                $2,358
-----------------------------------------------------------------------------------------------------------------
   Class C                      $206                  $637                  $1,093                $2,358

-----------------------------------------------------------------------------------------------------------------



16  Phoenix-Zweig Government Fund

PHOENIX-ZWEIG GROWTH & INCOME Fund
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


Phoenix-Zweig Growth & Income Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) and, to a lesser extent, providing income (dividends) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objectives.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

    o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

    o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

    o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

    As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> The fund invests in up to 300 stocks divided approximately equally between those chosen for their:

    o Growth characteristics, which include positive earnings momentum and above-average earnings; and

    o Income characteristics, which include above-average dividend yields and favorable dividend growth.


                                          Phoenix-Zweig Growth & Income Fund  17

    Stocks selected for fund investment may be of any capitalization.


> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum.

> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS


Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.


SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative


18  Phoenix-Zweig Growth & Income Fund
effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Growth & Income Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

                CALENDAR YEAR           ANNUAL RETURN (%)
                     1997                     23.1
                     1998                     -1.6
                     1999                      1.1
                     2000                      1.0


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 13.47% (quarter ending December 31, 1998) and the lowest return for a quarter was -18.54% (quarter ending September 30, 1998). Year-to-date performance through March 31, 2001 was 18.40%.


-------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS                            ONE YEAR                  LIFE OF THE FUND(2)
   (FOR THE PERIODS ENDING 12/31/00)(1)
-------------------------------------------------------------------------------------------------------------------
   Class A Shares                                           -4.82%                          3.93%
-------------------------------------------------------------------------------------------------------------------
   Class B Shares                                           -3.40%                          4.28%
-------------------------------------------------------------------------------------------------------------------
   Class C Shares                                           0.28%                           4.71%
-------------------------------------------------------------------------------------------------------------------
   Class I Shares                                           1.19%                           5.74%
-------------------------------------------------------------------------------------------------------------------
   S&P 500 Composite Stock Price Index(3)                   -9.19%                          16.30%

-------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.


(2) Class A, Class B, Class C and Class I Shares since November 26, 1996.

(3) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.



                                          Phoenix-Zweig Growth & Income Fund  19

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                            CLASS A       CLASS B       CLASS C        CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None          None
Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                     None          None          None
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              0.75%         0.75%         0.75%         0.75%
Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         1.00%          None
Other Expenses                                               1.14%         1.14%         1.14%         1.14%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                         2.19%         2.89%         2.89%         1.89%
                                                             =====         =====         =====         =====


-----------------------

(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


20  Phoenix-Zweig Growth & Income Fund

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------

   Class A                      $784                 $1,221                 $1,682                $2,954
------------------------------------------------------------------------------------------------------------------
   Class B                      $692                 $1,195                 $1,623                $2,971
------------------------------------------------------------------------------------------------------------------
   Class C                      $417                  $895                  $1,523                $3,214
------------------------------------------------------------------------------------------------------------------
   Class I                      $192                  $594                  $1,021                $2,212

------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------------------------------

   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class B                      $292                  $895                  $1,523                $2,971
------------------------------------------------------------------------------------------------------------------
   Class C                      $292                  $895                  $1,523                $3,214

------------------------------------------------------------------------------------------------------------------

                                          Phoenix-Zweig Growth & Income Fund  21

PHOENIX-ZWEIG MANAGED ASSETS
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

Phoenix-Zweig Managed Assets has an investment objective of increasing your investment from capital appreciation, dividends and interest consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective. The fund's objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

    o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

    o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

    o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

    As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

>   The fund allocates its assets among domestic and foreign:


    o   stocks;

    o   bonds;

    o   short-term instruments;


22  Phoenix-Zweig Managed Assets

    o   currencies; and


    o   currency-related investments.


> Stocks are selected using quantitative analysis of growth indicators such as earnings, sales and cash flow; value indicators such as price to earnings and miscellaneous indicators such as price momentum. Stocks maybe of any capitalization and may be either foreign or U.S. Generally, up to 200 U.S. stocks are selected from among 750 stocks that the adviser believes to be comparable in market capitalization and liquidity to stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). As of December 31, 2000 the capitalization range for the S&P 500 was approximately $600 million to $475 billion. The adviser attempts to select foreign stocks that, in the aggregate, are expected to perform similarly to the major stock market indices of a particular country.


> The fund may invest in foreign and domestic bonds of any maturity which are rated at the time of investment "A" or higher by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or if unrated, are judged to be of comparable quality by the adviser. The primary consideration in selecting bonds is managing risk related to changes in interest rate levels. One key factor used by the adviser to measure risk is duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity, the greater the duration and therefore the greater effect interest rate changes have on the price of the security. The fund also alters its mix of short-, medium- and long-term holdings based on market outlook to attempt to minimize interest rate risk. The fund may continue to hold securities whose credit quality falls below investment grade.

> Forward currency exchange contracts, options and futures related to foreign currencies, and securities indexed to foreign currencies may be included in the fund's portfolio to take advantage of currency fluctuations. Currency exchange contracts are agreements to exchange one currency for another at a set rate on a future date. They may be used to lock in an exchange rate for purchases of securities denominated in foreign currencies.

> The fund may invest in foreign securities that are not publicly traded in the United States. Since foreign countries may offer potentially more growth than the U.S. as new markets or industries open, the fund may attempt to cash in on such growth.

> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures.

                                                Phoenix-Zweig Managed Assets  23

Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. Likewise, if interest rates rise, generally the value of fixed income investments will fall, which will also result in the decrease of share values.

In addition, if the adviser misjudges the return potential of securities, or the ability of issuers to make scheduled principal and interest payments, the fund's returns may be lower than prevailing returns and the fund's income available for distribution may be less than other funds of this type.

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating, the greater the chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.

FOREIGN INVESTING

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, such as:

    o   less publicly available information about foreign countries;

    o   political and economic instability within countries;

    o differences in financial reporting standards and transaction settlement systems;

    o   the possibility of expropriation or confiscatory taxation; and

    o   changes in investment or exchange regulations.

24  Phoenix-Zweig Managed Assets

Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rates. Exchange rate fluctuations can cause the value of your shares to decrease or increase. Generally, when the value of the U.S. dollar increases against the foreign currency in which an investment is denominated, the security tends to decrease in value which, in turn, may cause the value of your shares to decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND FUTURES

Currency exchange contracts involve the risk that currency movements will be inaccurately predicted, in which case the fund's return would be adversely affected. In addition, some futures and forward exchange currency contracts are customized financial contracts between two parties which subject them to the additional risk that the counterparty will not meet its obligations. They also may be less liquid and more difficult to value than standardized contracts traded on a regulated exchange.

GROWTH STOCKS


Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.


INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES

Fixed-income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

                                                Phoenix-Zweig Managed Assets  25

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in Phoenix-Zweig Managed Assets. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

                CALENDAR YEAR           ANNUAL RETURN (%)
                   1994                       -2.9
                   1995                       16.3
                   1996                        9.8
                   1997                       15.5
                   1998                       14.9
                   1999                        8.8
                   2000                       -2.2


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 9.59% (quarter ending March 31, 1998) and the lowest return for a quarter was -4.17% (quarter ending September 30, 1998). Year-to-date performance through March 31, 2001 was -7.63%.

------------------------------------------------------------------------------------------------------------------
                                                                                  Life of the Fund(2)
   Average Annual Total Returns                    One        Five     -------------------------------------------
   (for the periods ending 12/31/00)(1)            Year       Years    Class A    Class B   Class C    Class I
------------------------------------------------------------------------------------------------------------------
   Class A Shares                                 -7.85%      7.87%     8.07%      --         --          --
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 -6.24%        --         --      8.59%      --          --
------------------------------------------------------------------------------------------------------------------
   Class C Shares                                 -2.86%      8.38%        --      --        8.12%        --
------------------------------------------------------------------------------------------------------------------
   Class I Shares                                 -1.95%        --         --      --         --        9.90%
------------------------------------------------------------------------------------------------------------------
   MSCI World Index(3)                           -12.92%     12.53%    13.87%(6)  11.92%(7) 13.87%(6)  11.47%(8)
------------------------------------------------------------------------------------------------------------------
   Salomon World Government Bond                  10.67%      8.40%     8.14%(6)   8.96%(7)  8.14%(6)   8.09%(8)
   Index-U.S. Dollar Currency Hedged(4)
------------------------------------------------------------------------------------------------------------------
   Balanced Benchmark(5)                          -2.16%     10.60%    11.12%(6)  10.59%(7) 11.12%(6)   9.93%(8)
------------------------------------------------------------------------------------------------------------------


(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A and Class C Shares since February 8, 1993, Class B Shares since April 8, 1996, and Class I Shares from November 1, 1996.


(3) Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 developed market countries in North America, Europe, and the Asia/Pacific region. The Index is calculated in U.S. dollars with dividends reinvested.

(4) Salomon World Government Bond Index- U.S. Dollar Currency Hedged is a market capitalization weighted index consisting of the government bond markets of 18 developed nations. The Index is hedged into U.S. dollars to eliminate the impact of currency exchange rate fluctuations.

(5) The Balanced Benchmark is a composite index made up of 50% of the Morgan Stanley Capital International (MSCI) World Index and 50% of the Salomon Currency Hedged World Government Bond Index. The index's performance does not reflect sales charges.

(6) Benchmark performance since February 26, 1993.

(7) Benchmark performance since April 30, 1996.

(8) Benchmark performance since November 30, 1996.


26  Phoenix-Zweig Managed Assets

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C        CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None          None
Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                     None          None          None
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                              1.00%         1.00%         1.00%         1.00%
Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         1.00%          None
Other Expenses                                               0.21%         0.21%         0.21%         0.21%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.51%         2.21%         2.21%         1.21%
                                                             =====         =====         =====         =====


-----------------------

(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               Phoenix-Zweig Managed Assets  27


------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class A                      $720                 $1,025                 $1,351                $2,273
------------------------------------------------------------------------------------------------------------------
   Class B                      $624                  $991                  $1,285                $2,285
------------------------------------------------------------------------------------------------------------------
   Class C                      $349                  $691                  $1,185                $2,544
------------------------------------------------------------------------------------------------------------------
   Class I                      $123                  $384                   $665                 $1,466
------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class B                      $224                  $691                  $1,185                $2,285
------------------------------------------------------------------------------------------------------------------
   Class C                      $224                  $691                  $1,185                $2,544
------------------------------------------------------------------------------------------------------------------

28  Phoenix-Zweig Managed Assets

PHOENIX-ZWEIG STRATEGY FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Strategy Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

    o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

    o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

    o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

    As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> The fund invests primarily in common stocks of companies with large capitalizations (generally over $1 billion) with both value or growth characteristics.

> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum.


                                                 Phoenix-Zweig Strategy Fund  29

> Generally, up to 300 stocks are selected from the 1,000 most liquid stocks that the adviser considers to be comparable to the stocks included in the S&P 500.

> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS


Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to drop more sharply when markets fall.


30  Phoenix-Zweig Strategy Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Strategy Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

                CALENDAR YEAR           ANNUAL RETURN (%)
                    1991                       23.4
                    1992                        7.6
                    1993                       15.0
                    1994                        1.1
                    1995                       25.0
                    1996                       13.0
                    1997                       18.1
                    1998                       -1.9
                    1999                        2.6
                    2000                       -3.9

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 13.13% (quarter ending December 31, 1998) and the lowest return for a quarter was -19.92% (quarter ending September 30, 1998). Year-to-date performance through March 31, 2001 was -12.85%.

--------------------------------------------------------------------------------------------------------------------
                                                                                   Life of the Fund(2)
 Average Annual Total Returns               One       Five      Ten     --------------------------------------------
 (for the periods ending 12/31/00)(1)      Year      Years      Years   Class A   Class B     Class C     Class I
--------------------------------------------------------------------------------------------------------------------
 Class A Shares                           -9.43%     4.00%     8.92%       --        --          --           --
--------------------------------------------------------------------------------------------------------------------
 Class B Shares                           -8.24%       --        --        --       3.64%        --           --
-------------------------------------------------------------------------------------------------------------------
 Class C Shares                           -4.58%     4.50%       --        --        --         7.09%         --
--------------------------------------------------------------------------------------------------------------------
 Class I Shares                           -3.60%       --        --        --        --          --         4.94%
--------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite                        -9.19%     18.42%    17.50%       --     18.26%(4)   16.53%(5)    17.99%
 Stock Price Index(3)

--------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.


(2) Class B Shares since April 8, 1996, Class C Shares since February 3, 1992, and Class I Shares since November 1, 1996.

(3) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.

(4) Index performance since April 10, 1996.

(5) Index performance since February 5, 1992.


                                                 Phoenix-Zweig Strategy Fund  31

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None          None
Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                     None          None          None          None
Redemption Fee                                                None          None          None          None
Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.75%        0.75%         0.75%         0.75%
Distribution and Service (12b-1) Fees(d)                      0.30%        1.00%         1.00%          None
Other Expenses                                                0.31%        0.31%         0.31%         0.31%
                                                             -----         -----         -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.36%        2.06%         2.06%         1.06%
                                                             =====         =====         =====         =====


-----------------------


(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

32  Phoenix-Zweig Strategy Fund


------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------

   Class A                      $706                  $981                  $1,277                $2,116
------------------------------------------------------------------------------------------------------------------
   Class B                      $609                  $946                  $1,208                $2,126
------------------------------------------------------------------------------------------------------------------
   Class C                      $334                  $646                  $1,108                $2,390
------------------------------------------------------------------------------------------------------------------
   Class I                      $108                  $337                   $585                 $1,294

------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------

   Class B                      $209                  $646                  $1,108                $2,126
------------------------------------------------------------------------------------------------------------------
   Class C                      $209                  $646                  $1,108                $2,390

------------------------------------------------------------------------------------------------------------------

                                                 Phoenix-Zweig Strategy Fund  33

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT TECHNIQUES


In addition to the Principal Investment Strategies and Risks, the Phoenix-Zweig Appreciation Fund ("Appreciation Fund"), Phoenix-Zweig Government Cash Fund ("Cash Fund"), Phoenix-Zweig Government Fund ("Government Fund"), Phoenix-Zweig Growth & Income Fund ("Growth & Income Fund"), Phoenix-Zweig Managed Assets ("Managed Assets Fund") and Phoenix-Zweig Strategy Fund ("Strategy Fund") may engage in the following non-principal investment techniques as indicated:


BORROWING

Each fund, except the Cash Fund, may obtain fixed interest rate loans and invest the loan proceeds in other assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the funds will suffer greater losses than if no borrowing took place.

COLLATERALIZED MORTGAGE OBLIGATIONS

Each fund, except the Cash Fund, may invest in collateralized mortgage obligations (CMOs). Early payoffs on the underlying loans may result in the fund receiving less income than originally anticipated. The variability in prepayments tends to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.

DERIVATIVES


Each fund, except the Cash Fund, may buy and write call and put options on securities, securities indices, and foreign currencies, and may enter into futures contracts and related options. The Managed Assets Fund may also enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts. The funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment technique. If the subadviser fails to correctly predict these changes, the funds can lose money. Derivatives transactions may be less liquid than other securities and the counterparty to such transaction may not perform as expected. In addition, futures and options involve market risk in excess of their value.


FOREIGN SECURITIES

Appreciation and Growth & Income Funds may invest in securities of foreign (non-U.S.) issuers, including foreign debt securities and American Depository Receipts (ADRs).

34  Phoenix-Zweig Trust

Investments in non-U.S. securities involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes, all of which may negatively impact the funds. Dividends and other income payable on foreign securities may also be subject to foreign taxes.

Some foreign investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. In addition, foreign markets and currencies may not perform as well as U.S. markets.

Risks associated with foreign investments may be intensified in emerging market countries, and such countries and companies doing business in such countries may not have the same range of opportunities and have more obstacles to financial success than their counterparts in developed nations.

ILLIQUID SECURITIES


Each fund, except the Cash Fund, may invest in illiquid securities. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the fund or entail expenses not normally associated with the sale of a security.


MONEY MARKET INSTRUMENTS


The funds may invest in short-term high-quality debt securities to reduce exposure to stock and bond markets and to reduce fluctuations in a fund's net asset value. Money market securities include short-term U.S. Government securities, commercial paper, other short-term corporate obligations, bank deposits and other financial institution obligations.


MUTUAL FUND INVESTING

The funds may invest in shares of other mutual funds. Assets invested in other mutual funds incur a layering of expenses including operating costs, advisory fees and administrative fees that you, as a shareholder in the funds, indirectly bear.

REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.

SECURITIES LENDING

Each fund, except the Cash Fund, may loan portfolio securities to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.

                                                         Phoenix-Zweig Trust  35

SELLING SHORT


Each fund, except the Cash Fund, may sell a security or future short. In order to establish a short position in a security, the fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience losses. The fund's losses on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.


U.S. GOVERNMENT SECURITIES

Appreciation and Growth & Income Funds may invest in U.S. Government securities with maturities of five years or less. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid. The entities do not guarantee that the value of portfolio shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The funds may purchase a bond or stock with delivery of the security and payment deferred to a future date. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value on settlement date is less, the value of your shares may decline.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.


36  Phoenix-Zweig Trust

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


THE ADVISERS


Phoenix/Zweig Advisers LLC ("Phoenix/Zweig") (formerly Zweig/Glaser Advisers
LLC) is the investment adviser to each of the funds and is located at 900 Third Avenue, New York, NY 10022. As of March 31, 2001, Phoenix/Zweig was managing eleven funds with net assets of approximately $1.1 billion and acting as adviser to two closed-end funds with more than $1.1 billion in assets. Phoenix/Zweig has been managing funds since 1989.

Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect St., Hartford, CT 06115. PXP is a publicly-traded independent registered investment advisory firm, and has served investors for over 70 years. As of March 31, 2001, PXP had over $51.2 billion in assets under management.


Subject to the direction of the Trust's Board of Trustees, Phoenix/Zweig is responsible for managing the funds' investment program, selecting specific securities for the funds, and maintaining the general operations of the funds. Phoenix/Zweig manages the funds' assets to conform with the investment policies as described in this prospectus.

The funds pay Phoenix/Zweig a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following annual rates.


-----------------------------------------------------------------------------------------------------------------
                              Appreciation Fund      Growth & Income
                                 and Managed            Fund and
                                 Assets Fund          Strategy Fund       Government Fund        Cash Fund
-----------------------------------------------------------------------------------------------------------------
   Management Fee                   1.00%                 0.75%                0.60%               0.50%
-----------------------------------------------------------------------------------------------------------------

Zweig Consulting LLC ("Zweig Consulting"), a New York limited liability company, acts as the investment subadviser for the funds and is located at 900 Third Avenue, New York, NY 10022. Dr. Martin E. Zweig serves as President of the Trust and of Zweig Consulting. Dr. Zweig and his associates determine the asset allocation strategy for all of the Phoenix-Zweig mutual funds, except the Cash Fund. Dr. Zweig does not select the individual securities to implement the strategy. The portfolio managers select the specific securities for each fund. Dr. Martin E. Zweig, President of Zweig Consulting LLC, developed the asset allocation strategy that he and his team employ. Dr. Zweig has been a regular panelist on PBS television's Wall $treet Week with Louis Rukeyser for over 25 years and, in 1992, was inducted into the program's Hall of Fame. He is also the author of the books Winning on Wall Street, The ABCs of Market Forecasting and Winning with New IRAs.


Phoenix/Zweig pays Zweig Consulting a subadvisory fee of approximately $2,500,000 per year, allocated monthly.


                                                          Phoenix-Zweig Trust 37

The adviser has voluntarily agreed to assume operating expenses of the Cash Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until August 31, 2001 to the extent that such expenses exceed 0.35% of the average annual net assets of that fund.

During the funds' last fiscal year, the funds paid total management fees of $10,075,475.


PORTFOLIO MANAGEMENT


Investment and trading decisions for the funds are made by a team of investment professionals. Dr. Martin E. Zweig, President of Zweig Consulting, and a team of analysts determine the overall asset allocation strategy for each of the funds, except the Cash Fund. Carlton Neel and his team of portfolio managers are primarily responsible for the day-to-day investment decisions related to the funds.


Dr. Zweig is President of Zweig Consulting LLC and of the Trust. He serves as Chairman and President of The Zweig Total Return Fund, Inc. (since 1988) and The Zweig Fund, Inc. (since 1986); Managing Director of Zweig-DiMenna Associates LLC; President of Zweig-DiMenna International Managers, Inc., Zweig-DiMenna Associates, Inc. and Gotham Advisors, Inc. He serves as a member of the Undergraduate Executive Board of the Wharton School, University of Pennsylvania and as Trustee of the Manhattan Institute. Prior to March 1, 1999, Dr. Zweig served as Chairman of the adviser and of Euclid Advisors LLC.


Carlton Neel has served as the Senior Portfolio Manager for the Strategy Fund, Appreciation Fund and Growth & Income Fund since January 1, 2000, for Managed Assets and the Government Fund since July 5, 1995, and for the Foreign Equity Fund since its inception.


Mr. Neel is Senior Vice President of the Trust and of Phoenix/Zweig Advisers LLC. Mr. Neel received a dual B.A. in Economics and Political Science from Brown University. Prior to joining the Zweig Companies, he was a Vice President with J.P. Morgan & Co., Inc.


Beth Abraham has served as Portfolio Manager for the Cash Fund and as an Assistant Vice President of the Trust since 1995. Ms. Abraham's experience includes consulting to the mutual fund industry and acting as a Senior Compliance Examiner in the New York Regional Office of the Securities and Exchange Commission.


38  Phoenix-Zweig Trust

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

    o   adding the values of all securities and other assets of the fund,

    o   subtracting liabilities, and

    o dividing the result by the total number of outstanding shares of the fund.


The Cash Fund attempts to stabilize the net asset value of its shares at $1.00 and uses the amortized cost method (which approximates market value) to value its securities.


Asset Value: Each fund's investments are valued at market value. If market quotations are not available, a fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign forward currency contracts are valued using forward currency exchange rates supplied by a quotation service. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities that are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of a fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.


The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time) and as of 2:00 PM eastern time for the Cash Fund. If the funds hold securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.


AT WHAT PRICE ARE SHARES PURCHASED?


All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time), or 2:00 PM eastern time for the Cash Fund, will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the


                                                         Phoenix-Zweig Trust  39
closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------


WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?


The Cash Fund offers five classes of shares (four of which are described in this prospectus), and each of the other funds offers four classes of shares. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The Trust has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders.


WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.


CLASS A SHARES. If you purchase Class A Shares, you will pay a maximum sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Appreciation Fund, Growth & Income Fund, Managed Assets, and Strategy Fund, and 4.75% of the offering price (4.99% of the amount invested) for the Government Fund. The Cash Fund has no sales charge for Class A Shares. The sales charge may be reduced or waived under certain conditions. See "Initial Sales Charge Alternative--Class A Shares" below. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% CDSC is imposed on redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge (except for the Government Cash Fund). Class A Shares have lower distribution and service fees (0.30%) and pay higher dividends than Class B or Class C Shares.


CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first six years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. This charge declines to 0% over a period of


40  Phoenix-Zweig Trust
six years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares seven years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The distributor may decline purchases in such situations.


CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1.25%. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. Class C Shares have the same distribution and service fees of 1.00%, except for the Government and Cash Funds which are 0.75% and 0.30%, respectively, and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

CLASS I SHARES. Class I Shares are offered primarily to persons subject to the adviser's Code of Ethics relating to personal securities transactions and to tax-exempt retirement plans specifically affiliated with the adviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class I Shares. Class I Shares are not available in all states. Please refer to "Alternative Purchase Arrangements" in the Statement of Additional Information to see if you qualify.


INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's distributor (Phoenix Equity Planning Corporation or "PEPCO").

                                                         Phoenix-Zweig Trust  41

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                                                         SALES CHARGE AS
AMOUNT OF                                                                A PERCENTAGE OF
TRANSACTION                                              ---------------------------------------------------
OFFERING PRICE                                                                                   NET
(ALL FUNDS, EXCEPT GOVERNMENT AND GOVERNMENT                 OFFERING                           AMOUNT
CASH FUNDS)                                                   PRICE                            INVESTED
-------------------------------------------------------------------------------------------------------------
Under $50,000                                                  5.75%                             6.10%
$50,000 but under $100,000                                     4.75                              4.99
$100,000 but under $250,000                                    3.75                              3.90
$250,000 but under $500,000                                    2.75                              2.83
$500,000 but under $1,000,000                                  2.00                              2.04
$1,000,000 or more                                             None                              None

GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------
Under $50,000                                                  4.75%                             4.99%
$50,000 but under $100,000                                     4.50                              4.71
$100,000 but under $250,000                                    3.50                              3.63
$250,000 but under $500,000                                    2.75                              2.83
$500,000 but under $1,000,000                                  2.00                              2.04
$1,000,000 or more                                             None                              None


There is no initial sales charge on purchases of the Cash Fund's Class A Shares.


DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND CLASS C SHARES

Class B and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES

 YEAR           1         2         3         4          5         6       7
--------------------------------------------------------------------------------
CDSC            5%        4%        3%        3%         2%        1%      0

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES

 YEAR           1         2+
--------------------------------------------------------------------------------
CDSC            1.25%     0%

42  Phoenix-Zweig Trust

YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

    o $25 for individual retirement accounts (IRAs), or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

    o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

    o   $500 for all other accounts.

Minimum ADDITIONAL investments:

    o   $25 for any account.

    o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

STEP 2.


Your second choice will be what class of shares to buy. The funds offer Class A, Class B and Class C Shares for individual investors, as well as Class I Shares to qualified investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

    o Receive both dividends and capital gain distributions in additional shares;

                                                         Phoenix-Zweig Trust  43

    o Receive dividends in additional shares and capital gain distributions in cash;

    o Receive dividends in cash and capital gain distributions in additional shares; or

    o   Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.



HOW TO BUY SHARES
--------------------------------------------------------------------------------


 ----------------------------------- ----------------------------------------------------------------------------
                                     TO OPEN AN ACCOUNT
 ----------------------------------- ----------------------------------------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 ----------------------------------- ----------------------------------------------------------------------------
 Through the mail                    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, Attn: Phoenix Funds,
                                     P.O. Box 8301, Boston, MA 02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
 Through express delivery            Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184.
 ----------------------------------- ----------------------------------------------------------------------------
 By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).
 ----------------------------------- ----------------------------------------------------------------------------
 By Investo-Matic                    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                     P.O. Box 8301, Boston, MA 02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
 By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
 ----------------------------------- ----------------------------------------------------------------------------


HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however,


44 Phoenix-Zweig Trust
redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

------------------------------------ -----------------------------------------------------------------------------
                                     TO SELL SHARES
------------------------------------ -----------------------------------------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
------------------------------------ -----------------------------------------------------------------------------
Through the mail                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, Attn: Phoenix Funds, P.O. Box
                                     8301, Boston, MA 02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
Through express delivery             Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                     Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
By telephone                         For sales up to $50,000, requests can be made by calling (800) 243-1574.
------------------------------------ -----------------------------------------------------------------------------
By telephone exchange                Call us at (800) 243-1574 (press 1, then 0).
------------------------------------ -----------------------------------------------------------------------------

By Check (Government Fund and        If you selected the checkwriting feature, you may write checks for amounts
Cash Fund only.)                     of $500 or more. Checks may not be used to close an account.

------------------------------------ -----------------------------------------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------


You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

                                                         Phoenix-Zweig Trust  45

REDEMPTIONS BY MAIL

> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instruction if all of these apply:

    o   The proceeds do not exceed $50,000.

    o The proceeds are payable to the registered owner at the address on record.

    Send a clear letter of instruction with a signature guarantee when any of these apply:

    o   You are selling more than $50,000 worth of shares.

    o   The name or address on the account has changed within the last 60 days.

    o You want the proceeds to go to a different name or address than on the account.

> If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

46  Phoenix-Zweig Trust

ACCOUNT POLICIES
--------------------------------------------------------------------------------


ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you have made a partial or complete redemption of your Class A, Class B, or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES

You should carefully read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-1574 or accessing our Web site at www.phoenixinvestments.com.

    o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

    o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

    o The amount of the exchange must be equal to or greater than the minimum initial investment required.

    o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

    o Because excessive trading can hurt fund performance and harm other shareholders, the fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's distributor has entered into agreements with certain timing firms permitting

                                                         Phoenix-Zweig Trust  47
        them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.


    o Class A Shares of the Cash Fund purchased without a sales charge are exchangeable at net asset value plus the applicable sales charge. Exchange privileges do not apply to Class M Shares of the Cash Fund.


RETIREMENT PLANS

Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.



INVESTOR SERVICES
--------------------------------------------------------------------------------


INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Automatic Investment Plan section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000 and elect to have all dividends reinvested.

48  Phoenix-Zweig Trust

TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

--------------------------------------------------------------------------------
   FUND                                                 DIVIDEND PAID
--------------------------------------------------------------------------------
   Appreciation Fund                                       Annually
--------------------------------------------------------------------------------

   Cash Fund                                       Monthly (declared Daily)

--------------------------------------------------------------------------------
   Government Fund                                         Monthly
--------------------------------------------------------------------------------
   Growth & Income Fund                                  Semiannually
--------------------------------------------------------------------------------
   Managed Assets                                        Semiannually
--------------------------------------------------------------------------------
   Strategy Fund                                         Semiannually
--------------------------------------------------------------------------------


Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.


Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


                                                         Phoenix-Zweig Trust  49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the funds' financial performance for the past five years or since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.


PHOENIX-ZWEIG APPRECIATION FUND


                                                                   CLASS A
                                        -------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                           2000         1999         1998        1997         1996
                                           ----         ----         ----        ----         ----
Net asset value, beginning of period      $11.99       $16.21       $18.27       $15.90      $15.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.12(2)      0.11(2)      0.07         0.10        0.17
   Net realized and unrealized gain (loss)  0.05        (0.51)       (0.32)        3.67        2.25
                                            ----         ----         ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS       0.17        (0.40)       (0.25)        3.77        2.42
                                            ----         ----         ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.05)       (0.12)       (0.07)       (0.09)      (0.17)
   Dividends from net realized gains       (1.45)       (3.70)       (1.74)       (1.31)      (2.26)
   In excess of net investment income      (0.06)          --           --           --          --
   In excess of net realized gains         (0.15)          --           --           --          --
                                            ----         ----         ----         ----        ----
     TOTAL DISTRIBUTIONS                   (1.71)       (3.82)       (1.81)       (1.40)      (2.43)
                                            ----         ----         ----         ----        ----
Change in net asset value                  (1.54)       (4.22)       (2.06)        2.37       (0.01)
                                            ----         ----         ----         ----        ----
NET ASSET VALUE, END OF PERIOD            $10.45       $11.99       $16.21       $18.27      $15.90
                                          ======       ======       ======       ======      ======
Total return(1)                             1.99%       (1.80)%      (0.97)%      23.83%      15.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $80,690     $124,461     $240,900     $293,809    $275,935
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       1.72%        1.58%        1.52%        1.52%       1.62%
   Net investment income                    0.99%        0.74%        0.34%        0.61%       1.03%
Portfolio turnover rate                      265%          92%         117%          77%         88%
-----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.


50 Phoenix-Zweig Trust

--------------------------------------------------------------------------------


PHOENIX-ZWEIG APPRECIATION FUND


                                                                               CLASS B
                                                   ----------------------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                 YEAR ENDED DECEMBER 31,               4/8/96 TO
                                                       2000        1999         1998        1997       12/31/96
                                                       ----        ----         ----        ----       --------
Net asset value, beginning of period                  $11.80       $16.02      $18.13       $15.82      $16.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.03(4)      0.01(4)    (0.06)       (0.02)       0.03
   Net realized and unrealized gain (loss)              0.05        (0.51)      (0.31)        3.64        1.74
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.08        (0.50)      (0.37)        3.62        1.77
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.02)       (0.02)         --           --       (0.03)
   Dividends from net realized gains                   (1.45)       (3.70)      (1.74)       (1.31)      (2.26)
   In excess of net investment income                  (0.02)          --          --           --          --
   In excess of net realized gains                     (0.15)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (1.64)       (3.72)      (1.74)       (1.31)      (2.29)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.56)       (4.22)      (2.11)        2.31       (0.52)
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $10.24       $11.80      $16.02       $18.13      $15.82
                                                      ======       ======      ======       ======      ======
Total return(1)                                         1.23%       (2.45)%     (1.66)%      22.97%      11.01%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $13,481      $19,523     $30,370      $22,122      $8,350
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.42%        2.27%       2.22%        2.22%       2.32%(2)
   Net investment income (loss)                         0.29%        0.08%      (0.36)%      (0.09)%      0.33%(2)
Portfolio turnover rate                                  265%          92%        117%          77%         88%


PHOENIX-ZWEIG APPRECIATION FUND


                                                                              CLASS C
                                                    ------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                      2000         1999        1998         1997        1996
                                                      ----         ----        ----         ----        ----
Net asset value, beginning of period                  $11.79       $15.99      $18.10      $15.79       $15.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         0.04(4)        --(4)    (0.07)      (0.02)        0.06
   Net realized and unrealized gain (loss)              0.04        (0.50)      (0.30)       3.64         2.22
                                                        ----         ----        ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.08        (0.50)      (0.37)       3.62         2.28
                                                        ----         ----        ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.02)          --          --          --        (0.06)
   Dividends from net realized gains                   (1.45)       (3.70)      (1.74)      (1.31)       (2.26)
   In excess of net investment income                  (0.02)          --          --          --           --
   In excess of net realized gains                     (0.15)          --          --          --           --
                                                        ----         ----        ----        ----         ----
     TOTAL DISTRIBUTIONS                               (1.64)       (3.70)      (1.74)      (1.31)       (2.32)
                                                        ----         ----        ----        ----         ----
Change in net asset value                              (1.56)       (4.20)      (2.11)       2.31        (0.04)
                                                        ----         ----        ----        ----         ----
NET ASSET VALUE, END OF PERIOD                        $10.23       $11.79      $15.99      $18.10       $15.79
                                                      ======       ======      ======      ======       ======
Total return(1)                                         1.22%       (2.49)%     (1.67)%     23.01%       14.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $46,235      $89,165    $201,789    $248,584     $218,714
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.42%        2.28%       2.22%       2.22%        2.32%
   Net investment income (loss)                         0.32%        0.02%      (0.36)%     (0.09)%       0.33%
Portfolio turnover rate                                  265%          92%        117%         77%          88%
-------------------------------


(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                                                          Phoenix-Zweig Trust 51

--------------------------------------------------------------------------------


PHOENIX-ZWEIG APPRECIATION FUND


                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                 YEAR ENDED DECEMBER 31,               11/1/96 TO
                                                       2000        1999         1998        1997        12/31/96
                                                       ----        ----         ----        ----        --------
Net asset value, beginning of period                  $12.21       $16.43      $18.46       $16.04      $17.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.16(4)      0.17(4)     0.09         0.15        0.04
   Net realized and unrealized gain                     0.04        (0.52)      (0.29)        3.71        1.02
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.20        (0.35)      (0.20)        3.86        1.06
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.06)       (0.17)      (0.09)       (0.13)      (0.04)
   Dividends from net realized gains                   (1.45)       (3.70)      (1.74)       (1.31)      (2.26)
   In excess of net investment income                  (0.08)          --          --           --          --
   In excess of net realized gains                     (0.15)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (1.74)       (3.87)      (1.83)       (1.44)      (2.30)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.54)       (4.22)      (2.03)        2.42       (1.24)
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $10.67       $12.21      $16.43       $18.46      $16.04
                                                      ======       ======      ======       ======      ======
Total return(1)                                         2.23%       (1.45)%     (0.67)%      24.17%       6.30%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $986       $1,903      $2,760       $2,735      $2,202
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.44%        1.27%       1.22%        1.22%       1.32%(2)
   Net investment income (loss)                         1.35%        1.14%       0.64%        0.91%       1.33%(2)
Portfolio turnover rate                                  265%          92%        117%          77%         88%
--------------------------------


(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

52 Phoenix-Zweig Trust

--------------------------------------------------------------------------------


PHOENIX-ZWEIG GOVERNMENT CASH FUND


                                                                              CLASS A
                                                     ------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                       2000         1999        1998        1997        1996
                                                       ----         ----        ----        ----        ----
Net asset value, beginning of period                   $1.00        $1.00       $1.00       $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.06         0.04        0.05        0.05         0.05
                                                        ----         ----        ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.06         0.04        0.05        0.05         0.05
                                                        ----         ----        ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.06)       (0.04)      (0.05)      (0.05)       (0.05)
                                                        ----         ----        ----        ----         ----
Change in net asset value                                 --           --          --          --           --
                                                        ----         ----        ----        ----         ----
NET ASSET VALUE, END OF PERIOD                         $1.00        $1.00       $1.00       $1.00        $1.00
                                                       =====        =====       =====       =====        =====
Total return                                            5.70%        4.52%       4.91%       4.97%        4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $4,273       $6,110      $8,290      $2,472       $3,360
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                0.65%        0.65%       0.65%       0.65%        0.65%
   Net investment income                                5.62%        4.41%       4.75%       4.85%        4.73%


PHOENIX-ZWEIG GOVERNMENT CASH FUND


                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                 YEAR ENDED DECEMBER 31,               4/8/96 TO
                                                        2000       1999         1998         1997      12/31/96
                                                        ----       ----         ----         ----      --------
Net asset value, beginning of period                   $1.00        $1.00       $1.00        $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.05         0.04        0.04         0.04        0.03
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.05         0.04        0.04         0.04        0.03
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.05)       (0.04)      (0.04)       (0.04)      (0.03)
                                                        ----         ----        ----         ----        ----
Change in net asset value                                 --           --          --           --          --
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                         $1.00        $1.00       $1.00        $1.00       $1.00
                                                       =====        =====       =====        =====       =====
Total return(1)                                         4.98%        3.80%       4.18%        4.24%       3.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $4,661       $4,650      $1,738         $336         $33
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                1.35%        1.35%       1.35%        1.35%       1.35%(2)
   Net investment income                                4.96%        3.80%       3.97%        4.15%       4.03%(2)
----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.09%, 1.30%, 1.74% and 1.31% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99%, 2.51%, 3.70%, 7.49% and 1.95% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.


                                                          Phoenix-Zweig Trust 53

--------------------------------------------------------------------------------


PHOENIX-ZWEIG GOVERNMENT CASH FUND


                                                                               CLASS C
                                                      ------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                        2000         1999         1998        1997        1996
                                                        ----         ----         ----        ----        ----
Net asset value, beginning of period                    $1.00        $1.00        $1.00        $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.06         0.04         0.05         0.05        0.05
                                                         ----         ----         ----         ----        ----
     TOTAL INVESTMENT FROM OPERATIONS                    0.06         0.04         0.05         0.05        0.05
                                                         ----         ----         ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.06)       (0.04)       (0.05)       (0.05)      (0.05)
                                                         ----         ----         ----         ----        ----
Change in net asset value                                  --           --           --           --          --
                                                         ----         ----         ----         ----        ----
NET ASSET VALUE, END OF PERIOD                          $1.00        $1.00        $1.00        $1.00       $1.00
                                                        =====        =====        =====        =====       =====
Total return(1)                                          5.70%        4.52%        4.91%        4.97%       4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $3,886       $5,982       $6,624       $2,661      $4,535
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                 0.65%        0.65%        0.65%        0.65%       0.65%
   Net investment income                                 5.64%        4.43%        4.73%        4.85%       4.73%



PHOENIX-ZWEIG GOVERNMENT CASH FUND


                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                 YEAR ENDED DECEMBER 31,               11/1/96 TO
                                                        2000        1999        1998         1997       12/31/96
                                                        ----        ----        ----         ----       --------
Net asset value, beginning of period                   $1.00        $1.00       $1.00        $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.06         0.05        0.05         0.05        0.01
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.06         0.05        0.05         0.05        0.01
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.06)       (0.05)      (0.05)       (0.05)      (0.01)
                                                        ----         ----        ----         ----        ----
Change in net asset value                                 --           --          --           --          --
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                         $1.00        $1.00       $1.00        $1.00       $1.00
                                                       =====        =====       =====        =====       =====
Total return(1)                                         6.01%        4.83%       5.23%        5.28%       0.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $3,171       $2,146      $2,884         $100      $1,401
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                0.35%        0.35%       0.35%        0.35%       0.35%(2)
   Net investment income                                5.94%        4.73%       5.15%        5.15%       5.03%(2)
-----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.35%, 1.38%, 1.65% and 1.25% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.14%, 0.67%, 1.47%, 0.82% and 0.73% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.


54 Phoenix-Zweig Trust

--------------------------------------------------------------------------------


PHOENIX-ZWEIG GOVERNMENT FUND


                                                                               CLASS A
                                                    --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       2000         1999         1998          1997        1996
                                                       ----         ----         ----          ----        ----
Net asset value, beginning of period                    $9.72       $10.44      $10.09         $9.81     $10.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.51         0.46        0.53          0.52       0.53
   Net realized and unrealized gain (loss)               0.48        (0.73)       0.35          0.28      (0.58)
                                                         ----        -----        ----          ----      -----
     TOTAL FROM INVESTMENT OPERATIONS                    0.99        (0.27)       0.88          0.80      (0.05)
                                                         ----        -----        ----          ----      -----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.46)       (0.45)      (0.53)        (0.52)     (0.53)
                                                         ----        -----        ----          ----      -----
Change in net asset value                                0.53        (0.72)       0.35          0.28      (0.58)
                                                         ----        -----        ----          ----      -----
NET ASSET VALUE, END OF PERIOD                         $10.25        $9.72      $10.44        $10.09      $9.81
                                                       ======        =====      ======        ======      =====
Total return(1)                                         10.46%       (2.58)%      8.91%         8.42%     (0.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $19,069      $21,922     $29,767       $28,062    $33,848
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.58%        1.35%       1.32%         1.36%      1.14%(4)
   Net investment income                                 5.12%        4.67%       5.09%         5.26%      5.25%
Portfolio turnover rate                                   176%         183%         48%          128%       170%


PHOENIX-ZWEIG GOVERNMENT FUND


                                                                               CLASS B
                                                     ------------------------------------------------------------
                                                                                                         FROM
                                                                                                      INCEPTION
                                                                 YEAR ENDED DECEMBER 31,              4/8/96 TO
                                                        2000       1999         1998         1997     12/31/96
                                                        ----       ----         ----         ----     --------
Net asset value, beginning of period                   $9.78       $10.52      $10.15        $9.86       $9.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.45         0.39        0.44         0.46        0.29
   Net realized and unrealized gain (loss)              0.48        (0.74)       0.37         0.26        0.11
                                                        ----        -----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.93        (0.35)       0.81         0.72        0.40
                                                        ----        -----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.41)       (0.39)      (0.44)       (0.43)      (0.30)
                                                        ----        -----        ----         ----        ----
Change in net asset value                               0.52        (0.74)       0.37         0.29        0.10
                                                        ----        -----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $10.30        $9.78      $10.52       $10.15       $9.86
                                                      ======        =====      ======       ======       =====
Total return(1)                                         9.68%       (3.23)%      8.20%        7.55%       4.16%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)              $1,418       $1,657      $2,199       $1,215        $513
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.28%        2.06%       2.02%        2.06%       1.84%(2)(5)
   Net investment income                                4.41%        3.97%       4.39%        4.56%       4.55%(2)
Portfolio turnover rate                                  176%         183%         48%         128%        170%
----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.36% for the period ended December 31, 1996.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.


                                                          Phoenix-Zweig Trust 55

--------------------------------------------------------------------------------


 PHOENIX-ZWEIG GOVERNMENT FUND


                                                                               CLASS C
                                                      ----------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       2000        1999         1998         1997        1996
                                                       ----        ----         ----         ----        ----
Net asset value, beginning of period                   $9.69       $10.42      $10.08       $9.81       $10.38
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.47         0.42        0.47        0.48         0.49
   Net realized and unrealized gain (loss)              0.48        (0.74)       0.36        0.27        (0.58)
                                                        ----        -----        ----        ----        -----
     TOTAL FROM INVESTMENT OPERATIONS                   0.95        (0.32)       0.83        0.75        (0.09)
                                                        ----        -----        ----        ----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.42)       (0.41)      (0.49)      (0.48)       (0.48)
                                                        ----        -----        ----        ----        -----
Change in net asset value                               0.53        (0.73)       0.34        0.27        (0.57)
                                                        ----        -----        ----        ----        -----
NET ASSET VALUE, END OF PERIOD                        $10.22        $9.69      $10.42      $10.08        $9.81
                                                      ======        =====      ======      ======        =====
Total return(1)                                        10.08%       (3.09)%      8.46%       7.86%       (0.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $5,246       $7,068     $11,859     $10,199      $14,330
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.03%        1.80%       1.77%       1.81%        1.59%(4)
   Net investment income                                4.67%        4.22%       4.64%       4.81%        4.80%
Portfolio turnover rate                                  176%         183%         48%        128%         170%



PHOENIX-ZWEIG GOVERNMENT FUND


                                                                                     CLASS I
                                                                --------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                       YEAR ENDED DECEMBER 31,         7/14/97 TO
                                                                    2000        1999         1998       12/31/97
                                                                    ----        ----         ----       --------
Net asset value, beginning of period                                $9.74      $10.48       $10.11       $9.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.54        0.49         0.55        0.26
   Net realized and unrealized gain (loss)                           0.49       (0.74)        0.37        0.23
                                                                     ----       -----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                                1.03       (0.25)        0.92        0.49
                                                                     ----       -----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.48)      (0.49)       (0.55)      (0.26)
Change in net asset value                                            0.55       (0.74)        0.37        0.23
                                                                     ----       -----         ----        ----
NET ASSET VALUE, END OF PERIOD                                     $10.29       $9.74       $10.48      $10.11
                                                                   ======       =====       ======      ======
Total return(1)                                                     10.81%      (2.31)%       9.33%       5.01%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                           $3,092      $3,330       $3,088      $1,050
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                1.28%       1.06%        1.02%       1.06%(2)
   Net investment income                                             5.41%       4.98%        5.39%       5.56%(2)
Portfolio turnover rate                                               176%        183%          48%        128%
----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.


56 Phoenix-Zweig Trust

--------------------------------------------------------------------------------


PHOENIX-ZWEIG GROWTH & INCOME FUND


                                                                               CLASS A
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                      INCEPTION
                                                                 YEAR ENDED DECEMBER 31,              11/26/96 TO
                                                       2000         1999        1998         1997     12/31/96
                                                       ----         ----        ----         ----     --------
Net asset value, beginning of period                  $12.13       $13.40      $13.73       $11.37      $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.09         0.17(6)     0.11         0.24        0.01
   Net realized and unrealized gain (loss)              0.06        (0.08)      (0.33)        2.36        0.03
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.15         0.09       (0.22)        2.60        0.04
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                   --        (0.21)      (0.11)       (0.24)      (0.01)
   Dividends from net realized gains                   (0.80)       (1.15)         --           --          --
   In excess of net investment income                  (0.05)          --          --           --          --
   In excess of net realized gains                     (0.40)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (1.25)       (1.36)      (0.11)       (0.24)      (0.01)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.10)       (1.27)      (0.33)        2.36        0.03
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $11.03       $12.13      $13.40       $13.73      $11.37
                                                      ======       ======      ======       ======      ======
Total return(1)                                         0.98%        1.09%      (1.61)%      23.12%       0.39%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $2,224       $3,393      $8,172       $6,836      $2,508
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.19%        1.80%       1.56%(4)     1.30%(4)    1.30%(2)(4)
   Net investment income                                0.57%        1.28%       0.82%        2.26%       1.47%(2)
Portfolio turnover rate                                  242%         193%        152%         120%          2%


PHOENIX-ZWEIG GROWTH & INCOME FUND


                                                                         CLASS B
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                      INCEPTION
                                                                 YEAR ENDED DECEMBER 31,             1/26/96 TO
                                                       2000         1999        1998         1997      12/31/96
                                                       ----         ----        ----         ----      --------
Net asset value, beginning of period                  $12.14       $13.39      $13.73       $11.37      $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.01)        0.08(6)     0.02         0.16        0.01
   Net realized and unrealized gain (loss)              0.07        (0.08)      (0.34)        2.36        0.03
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.06         0.00       (0.32)        2.52        0.04
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                   --        (0.10)      (0.02)       (0.16)      (0.01)
   Dividends from net realized gains                   (0.80)       (1.15)         --           --          --
   In excess of net investment income                  (0.02)          --          --           --          --
   In excess of net realized gains                     (0.40)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (1.22)       (1.25)      (0.02)       (0.16)      (0.01)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.16)       (1.25)      (0.34)        2.36        0.03
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $10.98       $12.14      $13.39       $13.73      $11.37
                                                      ======       ======      ======       ======      ======
Total return(1)                                         0.22%        0.42%      (2.33)%      22.29%       0.33%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $6,807       $9,684     $16,416      $11,920      $2,693
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.90%        2.51%       2.26%(5)     2.00%(5)    2.00%(2)(5)
   Net investment income                               (0.15)%       0.64%       0.12%        1.56%       0.77%(2)
Portfolio turnover rate                                  242%         193%        152%         120%          2%

----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6) Computed using average shares outstanding.

                                                          Phoenix-Zweig Trust 57

--------------------------------------------------------------------------------


PHOENIX-ZWEIG GROWTH & INCOME FUND


                                                                               CLASS C
                                                    -----------------------------------------------------------
                                                                                                        FROM
                                                                                                     INCEPTION
                                                                 YEAR ENDED DECEMBER 31,             1/26/96 TO
                                                       2000       1999         1998        1997       12/31/96
                                                       ----       ----         ----        ----       --------
Net asset value, beginning of period                  $12.15       $13.37      $13.71       $11.38      $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.01         0.08(6)     0.02         0.17        0.01
   Net realized and unrealized gain (loss)              0.06        (0.07)      (0.34)        2.33        0.04
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.07         0.01       (0.32)        2.50        0.05
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                   --        (0.08)      (0.02)       (0.17)      (0.01)
   Dividends from net realized gains                   (0.80)       (1.15)         --           --          --
   In excess of net investment income                  (0.02)          --          --           --          --
   In excess of net realized gains                     (0.40)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (1.22)       (1.23)      (0.02)       (0.17)      (0.01)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.15)       (1.22)      (0.34)        2.33        0.04
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $11.00       $12.15      $13.37       $13.71      $11.38
                                                      ======       ======      ======       ======      ======
Total return(1)                                         0.28%        0.45%      (2.34)%      22.15%       0.42%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $3,264       $5,507     $14,364      $13,525      $4,509
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.89%        2.50%       2.26%(4)     2.00%(4)    2.00%(2)(4)
   Net investment income                               (0.11)%       0.60%       0.12%        1.56%       0.77%(2)
Portfolio turnover rate                                  242%         193%        152%         120%          2%


PHOENIX-ZWEIG GROWTH & INCOME FUND


                                                                               CLASS I
                                                     -----------------------------------------------------------
                                                                                                        FROM
                                                                                                     INCEPTION
                                                                 YEAR ENDED DECEMBER 31,             1/26/96 TO
                                                       2000        1999         1998        1997      12/31/96
                                                       ----        ----         ----         ----     --------
Net asset value, beginning of period                  $12.18       $13.44      $13.77       $11.37      $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.13         0.23(6)     0.15         0.24        0.02
   Net realized and unrealized gain (loss)              0.05        (0.09)      (0.33)        2.40        0.03
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                   0.18         0.14       (0.18)        2.64        0.05
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                   --        (0.25)      (0.15)       (0.24)      (0.02)
   Dividends from net realized gains                   (0.80)       (1.15)         --           --          --
   In excess of net investment income                  (0.07)          --          --           --          --
   In excess of realized gains                         (0.40)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTION                                (1.27)       (1.40)      (0.15)       (0.24)      (0.02)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.09)       (1.26)      (0.33)        2.40        0.03
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $11.09       $12.18      $13.44       $13.77      $11.37
                                                      ======       ======      ======       ======      ======
Total return(1)                                         1.19%        1.46%      (1.31)%      23.42%       0.41%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $948       $1,848      $1,664       $1,686        $101
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.90%        1.54%       1.26%(5)     1.00%(5)    1.00%(2)(5)
   Net investment income                                0.95%        1.72%       1.12%        2.56%       1.77%(2)
Portfolio turnover rate                                  242%         193%        152%         120%          2%

----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the period ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the period ended December 31, 1998, 1997 and 1996, respectively.
(6) Computed using average shares outstanding.

58 Phoenix-Zweig Trust

--------------------------------------------------------------------------------


PHOENIX-ZWEIG MANAGED ASSETS


                                                                               CLASS A
                                                     ------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                       2000        1999         1998        1997        1996
                                                       ----        ----         ----        ----        ----
Net asset value, beginning of period                  $14.04       $14.18      $12.72      $12.75       $12.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.34(4)      0.31(4)     0.38(5)     0.13(5)      0.35(5)
   Net realized and unrealized gain (loss)             (0.65)        0.91        1.50        1.83         0.86
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (0.31)        1.22        1.88        1.96         1.21
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.11)       (0.25)      (0.38)         --        (0.45)
   Dividends from net realized gains                   (1.52)       (1.11)      (0.04)      (1.99)       (0.49)
   In excess of net realized gains                     (0.57)          --          --          --           --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (2.20)       (1.36)      (0.42)      (1.99)       (0.94)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (2.51)       (0.14)       1.46       (0.03)        0.27
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $11.53       $14.04      $14.18      $12.72       $12.75
                                                      ======       ======      ======       ======      ======
Total return(1)                                        (2.22)%       8.81%      14.87%      15.47%        9.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $66,460     $103,267    $122,085    $110,908     $114,837
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.51%        1.51%       1.51%       1.59%        1.64%
   Net investment income                                2.46%        2.13%       2.77%(5)    2.40%(5)     2.64%(5)
Portfolio turnover rate                                  100%          50%         62%        168%         187%


PHOENIX-ZWEIG MANAGED ASSETS


                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                      INCEPTION
                                                                 YEAR ENDED DECEMBER 31,              4/8/96 TO
                                                       2000        1999         1998        1997      12/31/96
                                                       ----        ----         ----         ----     --------
Net asset value, beginning of period                  $14.15       $14.28      $12.79       $12.90      $12.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.24(4)      0.21(4)     0.26(5)      0.04(5)     0.13(5)
   Net realized and unrealized gain (loss)             (0.65)        0.91        1.53         1.84        1.00
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (0.41)        1.12        1.79         1.88        1.13
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.08)       (0.14)      (0.26)          --       (0.17)
   Dividends from net realized gains                   (1.52)       (1.11)      (0.04)       (1.99)      (0.49)
   In excess of net realized gains                     (0.57)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (2.17)       (1.25)      (0.30)       (1.99)      (0.66)
                                                        ----         ----        ----         ----        ----

Change in net asset value                              (2.58)       (0.13)       1.49        (0.11)       0.47
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $11.57       $14.15      $14.28       $12.79      $12.90
                                                      ======       ======      ======       ======      ======
Total return(1)                                        (2.97)%       8.03%      14.06%       14.67%       9.11%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $28,441      $39,910     $33,172      $18,117      $6,339
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.21%        2.21%       2.21%        2.29%       2.34%(2)
   Net investment income (loss)                         1.75%        1.44%       2.07%(5)     1.70%(5)    1.94%(2)(5)
Portfolio turnover rate                                  100%          50%         62%         168%        187%

----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes realized gains and losses on foreign currency transactions.

                                                          Phoenix-Zweig Trust 59

--------------------------------------------------------------------------------


PHOENIX-ZWEIG MANAGED ASSETS


                                                                              CLASS C
                                                   --------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                      2000        1999         1998        1997        1996
                                                      ----        ----         ----        ----        ----
Net asset value, beginning of period                 $13.92      $14.07       $12.63      $12.76       $12.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.24(4)     0.21(4)      0.29(5)     0.04(5)      0.27(5)
   Net realized and unrealized gain (loss)            (0.63)       0.89         1.48        1.82         0.85
                                                       ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                 (0.39)       1.10         1.77        1.86         1.12
                                                       ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.08)      (0.14)       (0.29)         --        (0.36)
   Dividends from net realized gains                  (1.52)      (1.11)       (0.04)      (1.99)       (0.49)
                                                      (0.57)         --           --          --           --
                                                       ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                              (2.17)      (1.25)       (0.33)      (1.99)       (0.85)
                                                       ----         ----        ----         ----        ----
Change in net asset value                             (2.56)      (0.15)        1.44       (0.13)        0.27
                                                       ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                       $11.36      $13.92       $14.07      $12.63       $12.76
                                                     ======      ======       ======      ======       ======
Total return(1)                                       (2.86)%      8.01%       14.03%      14.67%        9.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $264,509    $379,445     $429,655    $407,625     $426,194
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.21%       2.21%        2.21%       2.29%        2.34%
   Net investment income                               1.74%       1.43%        2.07%(5)    1.70%(5)     1.94%(5)
Portfolio turnover rate                                 100%         50%          62%        168%         187%


PHOENIX-ZWEIG MANAGED ASSETS


                                                                               CLASS I
                                                    -------------------------------------------------------------
                                                                                                         FROM
                                                                                                      INCEPTION
                                                                 YEAR ENDED DECEMBER 31,              1/1/96 TO
                                                       2000         1999        1998         1997      12/31/96
                                                       ----         ----        ----         ----      --------
Net asset value, beginning of period                  $14.18       $14.31      $13.05       $12.99      $13.02
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.41(4)      0.36(4)     0.56(5)      0.09(5)     0.05(5)
   Net realized and unrealized gain (loss)             (0.68)        0.91        1.41         1.96        0.45
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (0.27)        1.27        1.97         2.05        0.50
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.13)       (0.29)      (0.67)          --       (0.04)
   Dividends from net realized gains                   (1.52)       (1.11)      (0.04)       (1.99)      (0.49)
   In excess of net realized gains                     (0.57)          --          --           --          --
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (2.22)       (1.40)      (0.71)       (1.99)      (0.53)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (2.49)       (0.13)       1.26         0.06       (0.03)
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $11.69       $14.18      $14.31       $13.05      $12.99
                                                      ======       ======      ======       ======      ======
Total return(1)                                        (1.95)%       9.08%      15.16%       15.88%       3.83%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,201       $2,214      $1,848       $2,645      $2,893
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.21%        1.21%       1.21%        1.29%       1.34%(2)
   Net investment income (loss)                         2.88%        2.43%       3.07%(5)     2.70%(5)    2.94%(2)(5)
Portfolio turnover rate                                  100%          50%         62%         168%        187%

----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes realized gains and losses on foreign currency transactions.

60 Phoenix-Zweig Trust

--------------------------------------------------------------------------------


PHOENIX-ZWEIG STRATEGY FUND


                                                                                CLASS A
                                                    --------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                        2000         1999        1998         1997         1996
                                                        ----         ----        ----         ----         ----
Net asset value, beginning of period                   $11.24       $14.80       $15.77      $15.01       $14.51
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.16(4)      0.22(4)      0.17        0.20         0.20
   Net realized and unrealized gain (loss)              (0.59)        0.07        (0.48)       2.49         1.68
                                                         ----         ----        ----         ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                   (0.43)        0.29        (0.31)       2.69         1.88
                                                         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.23)       (0.28)       (0.18)      (0.19)       (0.20)
   Dividends from net realized gains                    (0.46)       (3.57)       (0.48)      (1.74)       (1.18)
                                                         ----         ----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                (0.69)       (3.85)       (0.66)      (1.93)       (1.38)
                                                         ----         ----         ----        ----         ----
Change in net asset value                               (1.12)       (3.56)       (0.97)       0.76         0.50
                                                         ----         ----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                         $10.12       $11.24       $14.80      $15.77       $15.01
                                                       ======       ======       ======      ======       ======
Total return(1)                                         (3.90)%       2.63%       (1.88)%     18.07%       13.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $131,368     $223,269     $409,065    $565,721     $581,149
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.36%        1.28%        1.24%       1.24%        1.28%
   Net investment income                                 1.49%        1.54%        0.97%       1.20%        1.27%
Portfolio turnover rate                                   157%         141%         116%        126%         181%


PHOENIX-ZWEIG STRATEGY FUND


                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                 YEAR ENDED DECEMBER 31,               4/8/96 TO
                                                       2000       1999         1998         1997        12/31/96
                                                       ----       ----         ----         ----        --------
Net asset value, beginning of period                  $11.34       $14.90      $15.86       $15.07      $15.12
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.09(4)      0.12(4)     0.05         0.07        0.06
   Net realized and unrealized gain (loss)             (0.60)        0.07       (0.48)        2.53        1.13
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (0.51)        0.19       (0.43)        2.60        1.19
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.17)       (0.18)      (0.05)       (0.07)      (0.06)
   Dividends from net realized gains                   (0.46)       (3.57)      (0.48)       (1.74)      (1.18)
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (0.63)       (3.75)      (0.53)       (1.81)      (1.24)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.14)       (3.56)      (0.96)        0.79       (0.05)
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $10.20       $11.34      $14.90       $15.86      $15.07
                                                      ======       ======      ======       ======      ======
Total return(1)                                        (4.64)%       1.91%      (2.61)%      17.33%       7.88%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $25,628      $47,557     $82,531      $76,820     $42,317
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.06%        1.98%       1.94%        1.94%       1.98%(2)
   Net investment income (loss)                         0.81%        0.84%       0.27%        0.50%       0.57%(2)
Portfolio turnover rate                                  157%         141%        116%         126%        181%

----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                                                          Phoenix-Zweig Trust 61

--------------------------------------------------------------------------------


PHOENIX-ZWEIG STRATEGY FUND


                                                                                 CLASS C
                                                     ----------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                       2000        1999         1998        1997        1996
                                                       ----        ----         ----        ----        ----
Net asset value, beginning of period                   $11.31       $14.86       $15.81       $15.04       $14.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.09(4)      0.12(4)      0.05         0.07         0.11
   Net realized and unrealized gain (loss)              (0.60)        0.07        (0.48)        2.52         1.66
                                                         ----         ----         ----         ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                   (0.51)        0.19        (0.43)        2.59         1.77
                                                         ----         ----         ----         ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.16)       (0.17)       (0.04)       (0.08)       (0.11)
   Dividends from net realized gains                    (0.46)       (3.57)       (0.48)       (1.74)       (1.18)
                                                         ----         ----         ----         ----         ----
     TOTAL DISTRIBUTIONS                                (0.62)       (3.74)       (0.52)       (1.82)       (1.29)
                                                         ----         ----         ----         ----         ----
Change in net asset value                               (1.13)       (3.55)       (0.95)        0.77         0.48
                                                         ----         ----         ----         ----         ----
NET ASSET VALUE, END OF PERIOD                         $10.18       $11.31       $14.86       $15.81       $15.04
                                                       ======       ======       ======       ======       ======
Total return(1)                                         (4.58)%       1.94%       (2.64)%      17.30%       12.19%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)              $92,024     $184,924     $423,791     $591,512     $621,334
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.06%        1.98%        1.94%        1.94%        1.98%
   Net investment income                                 0.82%        0.81%        0.27%        0.50%        0.57%
Portfolio turnover rate                                   157%         141%         116%         126%         181%


PHOENIX-ZWEIG STRATEGY FUND


                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                                                                         FROM
                                                                                                       INCEPTION
                                                                 YEAR ENDED DECEMBER 31,               1/1/96 TO
                                                       2000        1999         1998        1997       112/31/96
                                                       ----        ----         ----        ----       --------
Net asset value, beginning of period                  $11.40       $14.94      $15.87       $15.07      $15.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.21(4)      0.28(4)     0.17         0.23        0.04
   Net realized and unrealized gain(loss)              (0.61)        0.06       (0.45)        2.54        0.83
                                                        ----         ----        ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS                  (0.40)        0.34       (0.28)        2.77        0.87
                                                        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.26)       (0.31)      (0.17)       (0.23)      (0.04)
   Dividends from net realized gains                   (0.46)       (3.57)      (0.48)       (1.74)      (1.18)
                                                        ----         ----        ----         ----        ----
     TOTAL DISTRIBUTIONS                               (0.72)       (3.88)      (0.65)       (1.97)      (1.22)
                                                        ----         ----        ----         ----        ----
Change in net asset value                              (1.12)       (3.54)      (0.93)        0.80       (0.35)
                                                        ----         ----        ----         ----        ----
NET ASSET VALUE, END OF PERIOD                        $10.28       $11.40      $14.94       $15.87      $15.07
                                                      ======       ======      ======       ======      ======
Total return(1)                                        (3.60)%       2.96%      (1.66)%      18.52%       5.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $753       $1,581      $1,407       $1,070        $903
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.08%        0.96%       0.94%        0.94%       0.98%(2)
   Net investment income (loss)                         1.86%        1.92%       1.27%        1.50%       1.57%(2)
Portfolio turnover rate                                  157%         141%        116%         126%        181%

----------------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

62 Phoenix-Zweig Trust

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION

The Trust has filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or

         o  by calling (800) 243-4361.

You may also obtain information about the Trust from the Securities and Exchange
Commission:

         o  through its internet site (http://www.sec.gov),

         o  by visiting its Public Reference Room in Washington, DC,

         o by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

         o  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SHAREHOLDER REPORTS
The Trust semiannually mails to its shareholders detailed reports containing information about the funds' investments. The Trust's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from January 1 through December
31. You may request a free copy of the Trust's Annual and Semiannual Reports:

         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or

         o  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926




SEC File Nos. 2-93538 and 811-04116

                      [recycle logo] Printed on recycled paper using soybean ink


                                                          Phoenix-Zweig Trust 63

       PHOENIX EQUITY PLANNING CORPORATION
       PO Box 150480
       Hartford CT 06115-0480


[LOGO] PHOENIX
       INVESTMENT PARTNERS




       For more information about
       Phoenix mutual funds, please call
       your financial representative or
       contact us at 1-800-243-4361 or
       www.phoenixinvestments.com.




       PXP 1196 (5/01)

                                                                     [VERSION A]

                               PHOENIX-ZWEIG TRUST

                         PHOENIX-ZWEIG APPRECIATION FUND
                       PHOENIX-ZWEIG GOVERNMENT CASH FUND
                          PHOENIX-ZWEIG GOVERNMENT FUND
                       PHOENIX-ZWEIG GROWTH & INCOME FUND
                          PHOENIX-ZWEIG MANAGED ASSETS
                           PHOENIX-ZWEIG STRATEGY FUND


                          900 Third Avenue, 31st Floor
                            New York, New York 10022


                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2001

     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix-Zweig Trust (the "Trust"), dated May 1, 2001, and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling (800) 243-1574 or by writing to Phoenix Equity Planning Corporation at 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480.

                                TABLE OF CONTENTS

                                                                           PAGE

The Trust ................................................................    1
Investment Restrictions ..................................................    1
Investment Techniques & Risks ............................................    2
Performance Information...................................................    8
Performance Comparisons ..................................................   10
Portfolio Turnover .......................................................   10
Portfolio Transactions and Brokerage......................................   10
Services of the Advisers .................................................   11
Net Asset Value ..........................................................   13
How to Buy Shares ........................................................   14
Alternative Purchase Arrangements ........................................   14
Investor Account Services ................................................   17
How to Redeem Shares .....................................................   19
Tax Sheltered Retirement Plans ...........................................   20
Dividends, Distributions and Taxes .......................................   21
The Distributor ..........................................................   22
Distribution Plans........................................................   24
Management of the Trust...................................................   25
Additional Information ...................................................   30
Appendix..................................................................   32


                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunication Device (TTY): (800) 243-1926


PXP1202 (5/01)

                                   THE TRUST

   Phoenix-Zweig Trust (the "Trust") is a diversified, open-end management investment company which was organized in 1984 as a Massachusetts business trust, then reorganized as a Delaware business trust in 1996.


   The Trust's Prospectus describes the investment objectives of the Phoenix-Zweig Appreciation Fund (the "Appreciation Fund"), the Phoenix-Zweig Government Cash Fund (the "Government Cash Fund"), the Phoenix-Zweig Government Fund (the "Government Fund"), the Phoenix-Zweig Growth & Income Fund (the "Growth & Income Fund"), Phoenix-Zweig Managed Assets ("Managed Assets"), and the Phoenix-Zweig Strategy Fund (the "Strategy Fund") (each, a "Fund" and, together, the "Funds"), the seven Funds currently offered by the Trust, and the strategies each Fund will employ in seeking to achieve its investment objective. The Funds' investment objectives are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. The following discussion describes the Fund's investment policies and techniques and supplements the disclosure in the Prospectus.


                             INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. However, these policies may be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for any or all of the Funds (i.e., a structure under which a particular Fund acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies).

   The Fund may not:

   (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities), except that the Government Cash Fund may invest more than 25% of its assets in instruments issued by domestic banks.

   (3) Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

   (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

   (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

   (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

   (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

   If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

                         INVESTMENT TECHNIQUES AND RISKS

   The investment objective of each Fund, except Managed Assets, is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of that Fund. Investment restrictions described in this Statement of Additional Information are fundamental policies of the Trust and may not be changed as to any Fund without the approval of such Fund's shareholders.

STRATEGY FUND, APPRECIATION FUND AND GROWTH & INCOME FUND

   The portfolio manager of the Strategy, Appreciation and Growth & Income Funds uses proprietary computer-driven models developed by Dr. Zweig and his associates to choose stocks for those funds. The models evaluate and rank 3,000 stocks based primarily on earnings momentum, relative valuation, changes in analysts' earnings estimates, earnings growth, price momentum, cash flow trend, payout ratio trend and other market measurements. The stock selection models may evolve or be replaced by other techniques intended to select stocks with the potential for growth. We will notify shareholders of any material change to the stock selection models.

MANAGED ASSETS

   Each foreign country in which Managed Assets intends to invest has a currency model, as well as stock and bond models similar to those used for determining the domestic asset allocation strategy. The Subadviser will normally allocate the Fund's assets within the following parameters: 0-60% in stocks, 0-60% in bonds and 0-100% in short-term debt instruments. A neutral mix will consist of 35% stocks, 35% bonds and 30% cash equivalents. This will occur when the research indicates that conditions do not favor one asset class over another. The Fund may use futures, forward currency contracts and options to increase or decrease its exposure to changing securities prices, interest rates or currency exchange rates.


GOVERNMENT FUND


   The Government Fund seeks a high total return from current income and capital appreciation consistent with preservation of capital over the long term by investing primarily in U.S. Government and agency securities, including Government National Mortgage Association ("GNMA") mortgage-backed certificates and repurchase agreements collateralized by such securities. THE GOVERNMENT FUND MAY NOT INVEST IN STOCKS.

   Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency or instrumentality. Agencies and instrumentalities include: Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service.

   It is the Government Fund's policy that at least 65% of its total assets will be invested in U.S. Government securities (including GNMA certificates), except during times when the Subadviser believes that adoption of a temporary defensive position is desirable. For temporary defensive purposes, the Fund may hold cash or invest in money market instruments without limit.

   Investments for the Government Fund are chosen primarily by utilizing a model that incorporates various indicators such as: momentum of bond prices, short-term interest rate trends, inflation indicators, general economic and liquidity indicators, and other market indicators and statistics.

   The Fund may write covered call options and secured put options, and purchase put options on U.S. Government securities which are traded on an exchange or over-the-counter. The Fund also may purchase and sell interest rate futures contracts and purchase and write put and call options on such futures contracts as a means of hedging against changes in interest rates.

GOVERNMENT CASH FUND

   The Government Cash Fund may invest in U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an act of Congress, such as the Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service. Some of these securities, such as Federal Housing Administration debenture obligations, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Fund will not invest in obligations of the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, or the Inter-American Development Bank, or in FHA or VA pooled mortgages.

FOREIGN SECURITIES

   A Fund may invest in securities of foreign issuers, including equities and non-U.S. dollar-denominated money market securities, and sponsored and unsponsored ADRs, ADSs, EDRs, EDSs, GDRs, and GDSs. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments.

   Although the Trust intends to invest only in nations that the Manager considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

   Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Manager will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Manager seeks to mitigate the risks to the Fund associated with the foregoing considerations through diversification and continuous professional management.

   Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the United States. Clearance and settlement procedures on foreign markets are different and problems with settling security transactions could result in temporary periods when assets of the fund are uninvested and no return is earned on such amounts.

   Depository receipts are typically issued by foreign banks or trust companies, although they may also be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Depository receipts may be issued pursuant to a sponsored program, where an issuer has made arrangements to have its securities traded in the form of depository receipts, or in unsponsored programs, where the issuer may not be directly involved in the creation of the program. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. Depository receipts also involve the risks of other investments in foreign stocks, as discussed above.

FUTURES CONTRACTS (ALL FUNDS EXCEPT THE GOVERNMENT CASH FUND)

   Upon entering into a futures contract, a Fund will initially be required to deposit with the custodian an amount of initial margin using cash or U.S. Treasury bills equal to approximately 1 1/2% of the contract amount. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract's initial margin does not involve the borrowing of funds by customers to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In addition to initial margin, the Fund is required to deposit cash, liquid debt obligations, liquid equity securities or cash equivalents in an amount equal to the notional value of all long futures contracts, less the initial margin amount, in a segregated account with the custodian to ensure that the use of such futures contracts is not leveraged. If the value of the securities placed in the segregated account declines, additional securities, cash or cash equivalents must be placed in the segregated account so that the value of the account will at least equal the amount of the Fund's commitments with respect to such futures contracts.

   Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." For example, when the Fund has purchased a futures contract and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Fund has purchased a futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

   While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

   There are several risks in connection with the use of futures contracts as a hedging device. One risk arises due to the imperfect correlation between movements in the price of the futures contracts and movements in the price of the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or currency being hedged.

   If the price of the futures contracts moves less than the price of the securities or currency hedged, the hedge will not be fully effective, but, if the price of the securities or currency being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities or currency being hedged has moved in a favorable direction, this advantage will be partially offset by the movement in the price of the futures contract. If the price of the futures contract moves more than the price of the security or currency, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the prices of the securities or currency which is the subject of the hedge.

   To compensate for the imperfect correlation of such movements in price, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities or currency being hedged if the historical volatility of the prices of such securities or currency has been greater than the historical volatility of the futures contracts. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities or currency being hedged is less than the historical volatility of the futures contracts.

   It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time, the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

   Where futures are purchased to hedge against a possible increase in the cost of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in the relevant securities at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

   Another risk arises because the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to initial margin and maintenance margin requirements. Rather than meeting maintenance margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the debt securities and futures markets. Second, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

   Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Manager may still not result in a successful hedging transaction over a very short period of time.

   The hours of trading for futures contracts may not conform to the hours during which the underlying securities are traded. To the extent that the futures contracts markets close after the markets for the underlying securities, significant price movements can take place in the futures contracts markets that cannot be reflected in the markets of the underlying securities.

   Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

   Successful use of futures contracts by the Trust is also subject to the Manager's ability to correctly predict movements in the direction of interest rates and other factors affecting markets for securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet maintenance margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

FUTURES CONTRACTS ON GOVERNMENT SECURITIES

   Currently futures contracts can be purchased and sold with respect to U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates on the Chicago Board of Trade, and with respect to U.S. Treasury bills on the International Monetary Market at the Chicago Mercantile Exchange.

INVESTMENT COMPANIES (ALL FUNDS EXCEPT THE GOVERNMENT CASH FUND)

   Investments by the Trust in investment companies will be effected by independent investment managers, and the Trust will have no control over the investment management, custodial arrangements or operations of any investments made by such investment managers. Some of the funds in which a Fund may invest could also incur more risks than would be the case for direct investments. For example, they may engage in investment practices that entail greater risks or invest in companies whose securities and other investments are more volatile. In addition, the funds in which a Fund of the Trust invests may or may not have the same fundamental investment limitations as those of the Fund itself. While a potential benefit of investing in closed-end investment companies would be to realize value from a decrease in the discount from net asset value at which some closed-end funds trade, there is also the potential that such discount could grow, rather than decrease.

   By investing in investment companies indirectly through the Trust, a shareholder of the investing Fund will bear not only a proportionate share of the expenses of that Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the investment companies in which the Fund invests. A shareholder may also indirectly bear expenses paid by investment companies in which the Fund invests related to the distribution of such investment companies' shares. Some of the open-end investment companies in which the Fund may invest may limit the ability of shareholders (including a Fund of the Trust) to redeem their shares.

   Closed-end investment companies frequently trade at a discount from net asset value. Only if the discount is sufficiently large will the additional income earned by a portfolio purchased at a discount offset the additional layer of expense. If shares of another investment company are purchased at a discount which subsequently declines, performance will be better than it would have been had the underlying instruments been purchased directly. Our funds will invest in another investment company only if the portfolio manager believes that the fund's investment objective will be furthered by doing so. The Government Cash Fund will not normally invest in any other investment companies.

   The Government Cash Fund may not invest in securities of investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets. The other Funds may not invest in investment companies except by purchase in the open market involving only customary brokers' commissions, in connection with a merger, consolidation, reorganization, or acquisition of assets, or as otherwise permitted by applicable law. Current law prohibits any Fund from (i) owning more than 3% of the voting securities of any one investment company; (ii) investing more than 5% of its assets in the securities of any one investment company; or (iii) investing more than 10% of its assets in securities issued by investment companies. Any Fund is also prohibited from owning more than 10% of the voting securities of a registered closed-end investment company. If the investment securities of another investment company were the only investment securities held by a Fund, these restrictions would not apply to that Fund.
All Funds may also invest in other investment companies to facilitate the implementation of a master-feeder structure.

OPTIONS (ALL FUNDS EXCEPT THE GOVERNMENT CASH FUND)

   When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as an asset and as an offsetting liability. The amount of the liability is "marked-to-market" daily to reflect the current market value of the option, which is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the latest bid and offering prices. If an option written by the Fund expires, or a Fund enters into a closing purchase transaction, the Fund will realize a gain (or, in the latter case, a loss, if the cost of a closing transaction exceeds the premium received) and the liability related to such option will be extinguished.

   The premium paid by a Fund for the purchase of a put option (its cost) is recorded initially as an investment, the value of which is subsequently adjusted to the current market value of the option. If the current market value of a put option exceeds its premium, the excess represents unrealized appreciation; conversely, if the premium exceeds the current market value, the excess represents unrealized depreciation. The current market value of an option purchased by a Fund equals the option's last sale price on the principal exchange on which it is traded or, in the absence of a sale, the mean between the latest bid and offering prices.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs on the sale of underlying securities pursuant to the exercise of put options. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Reasons for the absence of a liquid secondary market on an exchange include the following: (a) there may be insufficient interest in trading certain options; (b) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (d) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (e) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (f) one or more exchanges might, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   In addition, there is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

   In the event of a shortage of the underlying securities deliverable on exercise of a listed option, the OCC has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

OPTIONS ON FUTURES CONTRACTS

   Currently, options can be purchased or sold with respect to futures contracts on U.S. Treasury bonds on the Chicago Board of Trade.

   The Fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to interest rate futures contracts described above. In addition, net option premiums are included as initial margin deposits. As with options on debt securities, the writer of an option on a futures contract may terminate his position by selling or purchasing an option of the same series. The ability to establish and close out positions on such options is subject to the existence of a liquid secondary market. The Fund will not purchase options on futures contracts on any exchange unless and until, in the Manager's opinion, the market for such options is sufficiently liquid that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts.

   Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

   In purchasing and selling futures contracts and in purchasing options on futures contracts, the Fund will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which it is exempted from regulation as a commodity pool operator. The CFTC regulations which exempt the Fund from regulation as a commodity pool operator require, among other things,
(i) that futures and related options be used solely for bona fide hedging purposes, as defined in CFTC regulations or, alternatively, with respect to each long futures or options position, the Fund will ensure that the underlying commodity value of such contract does not exceed the sum of segregated cash or money market instruments, margin deposits on such contracts, cash proceeds from investments due in 30 days and accrued profits on such contracts held by the commodity broker, and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's total assets. There is no other limitation on the percentage of the Fund's assets that may be invested in futures and related options. The Internal Revenue Code's requirements for qualification as a regulated investment company may limit the extent to which the Fund can engage in futures transactions.

OPTIONS ON GOVERNMENT SECURITIES

ON TREASURY BONDS AND NOTES. Because the trading interest in Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations with respect to such options to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations, as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available on the exchange for every issue on which options are traded.

ON TREASURY BILLS. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the Fund will maintain Treasury bills, maturing no later than those which would be deliverable in the event of exercise of a call option it has written, in a segregated account with its custodian so that it will be treated as being covered for margin purposes.

ON GNMA CERTIFICATES. Options on GNMA certificates are not currently traded on any national securities exchange, although the Securities and Exchange Commission (the "Commission") has approved such options for trading on the Chicago Board Options Exchange. Since the remaining principal balance of GNMA certificates declines each month as mortgage payments are made, the Fund, as a writer of a GNMA call, may find that the GNMA certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call option it has written. Should this occur, additional GNMA certificates from the same pool (if obtainable), or replacement GNMA certificates, will have to be purchased in the cash market to meet delivery obligations. The Fund will either replace GNMA certificates representing cover for call options it has written, or maintain in a segregated account with its custodian cash or U.S. Government securities or other appropriate high grade debt obligations having an aggregate value equal to the market value of the GNMA certificates underlying the call options it has written.

   The hours of trading for options on U.S. Government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

   Options are traded on exchanges on only a limited number of U.S. Government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Trust and other clients advised by the Manager may be deemed to constitute a group for these purposes. In light of these limits, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

   Exchange markets in options on U.S. Government securities are a relatively new and untested concept and it is impossible to predict the amount of trading interest that may exist in such options. There can be no assurance that viable exchange markets will develop or continue.

REPURCHASE AGREEMENTS (ALL FUNDS)

   Repurchase agreements involve purchases of securities by a Fund. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller who also simultaneously agrees to buy back the security at a fixed price and time. This assumes a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the

Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The manager monitors the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                             PERFORMANCE INFORMATION

GOVERNMENT CASH FUND

   From time to time, the Trust determines a current yield and effective yield for each class of shares of the Government Cash Fund. For a further discussion of how the Trust calculates yield, see "Pricing of Fund Shares" in the Prospectus.

   The effective yield is an annualized yield based on a compounding of the unannualized base period return. The effective yield will be slightly higher than the yield or seven-day current yield because of the compounding effect of the assumed reinvestment.

   These yields are each computed in accordance with a standard method prescribed by the rules of the Commission, by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized base period return equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

                                           Net Change in Account Value      365
                                           ---------------------------  X -----
                           Current Yield =   Beginning Account Value         7

                           Effective Yield = [(1 + Base Period Return) 365
                                                                       -----]-1
                                                                        7


   For the seven days ended December 31, 2000, the Government Cash Fund's current and effective (compounded) yields were 5.89% and 6.06%, respectively, for Class A Shares; 5.19% and 5.32%, respectively, for Class B Shares; 5.88% and 6.06%, respectively, for Class C Shares; and 6.18% and 6.38%, respectively, for Class I Shares.


   Yield is a function of portfolio quality and composition, portfolio maturity and operating expenses. Yields fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments or other investment companies that may use a different method of calculating yield.

OTHER FUNDS

   The Trust will include performance data for Class A, Class B, Class C and Class I Shares of each Fund in its advertisements, sales literature and other information distributed to the public that includes performance data of a Fund. Such performance information will be based on investment yields or total returns for the Fund.

YIELD

   Yield may not be the same as the distribution rate or the income reported in the Fund's financial statements. We compute yield by taking the interest and dividend income a Fund earns in a 30-day period, net of expenses, and dividing that amount by the average number of shares entitled to receive dividends. Yield will be calculated, using a one-month base period, according to the following formula:

                          Yield = 2 X [(a-b/cd) + 1] 6 - 1

   Where:

   a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
   d = the maximum offering price per share on the last day of the period.

   The annualized yield for the Class A, Class B, Class C and Class I Shares of the Government Fund at December 31, 2000 was 4.59%, 4.10%, 4.36% and 5.11%.


AVERAGE ANNUAL TOTAL RETURN

   Total return represents the average annual compounded rate of return on an investment of $1,000 at the maximum public offering price (in the case of Class A Shares) or reflecting the deduction of any applicable CDSC. All data are based on past investment results.

   Average annual total return for a given period is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

   Where:

     P = a hypothetical initial investment in the Fund of $1,000
     T = average annual total return
     n = number of years in period
   ERV = ending redeemable value at the end of the period of a hypothetical
         $1,000 investment in the Fund made at the beginning of the period.


   The following table summarizes the calculation of total return for each Fund (including the effect of the maximum sales charge) where applicable, through December 31, 2000.


                                   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                   YEAR ENDED        FIVE YEARS ENDED      TEN YEARS ENDED      COMMENCEMENT OF OPERATIONS*
FUND                                12/31/00             12/31/00             12/31/00                  TO 12/31/00
----                                --------             --------             --------                  -----------
CLASS A SHARES
--------------
Appreciation Fund                    -3.87%                5.96%                 --                       8.75%
Government Cash Fund                  5.70%                4.99%                 --                       4.88%
Government Fund                       5.21%                3.80%                5.80%                       --
Growth & Income Fund                 -4.82%                --                    --                       3.93%
Managed Assets                       -7.85%                7.87%                 --                       8.07%
Strategy Fund                        -9.43%                4.00%                8.92%                       --


                                            YEAR ENDED                 FIVE YEARS ENDED      COMMENCEMENT OF OPERATIONS*
FUND                                         12/31/00                     12/31/00                   TO 12/31/00
----                                         --------                     --------                   -----------
CLASS B SHARES
--------------
Appreciation Fund                             -2.24%                          --                          5.92%
Government Cash Fund                           0.98%                          --                          3.91%
Government Fund                                5.68%                          --                          5.12%
Growth & Income Fund                          -3.40%                          --                          4.28%
Managed Assets                                -6.24%                          --                          8.59%
Strategy Fund                                 -8.24%                          --                          3.64%

CLASS C SHARES
--------------
Appreciation Fund                              1.22%                         6.46%                        7.64%
Government Cash Fund                           5.70%                         4.98%                        4.88%
Government Fund                               10.08%                         4.36%                        5.23%
Growth & Income Fund                           0.28%                         --                           4.71%
Managed Assets                                -2.86%                         8.38%                        8.12%
Strategy Fund                                 -4.58%                         4.50%                        7.09%

CLASS I SHARES
--------------
Appreciation Fund                              2.23%                          --                          6.91%
Government Cash Fund                           6.01%                          --                          5.32%
Government Fund                               10.81%                          --                          6.50%
Growth & Income Fund                           1.19%                          --                          5.74%
Managed Assets                                -1.95%                          --                          9.90%
Strategy Fund                                 -3.60%                          --                          4.94%


   *Since inception, March 25, 1985 for Class A Shares of the Government Fund; December 29, 1989 for Class A Shares of the Strategy Fund; October 7, 1991 for Class A Shares of the Appreciation Fund, Strategy Fund, and the Government Fund; and

February 4, 1992 for Class C Shares of the Appreciation Fund, Strategy Fund, and the Government Fund; February 8, 1993 for Class A and Class C Shares of Managed Assets; May 1, 1994 for Class A and Class C Shares of the Government Cash Fund; April 8, 1996 for Class B Shares of the Appreciation Fund, Government Cash Fund, Strategy Fund, Managed Assets, and Government Fund; November 1, 1996 for Class I Shares of the Appreciation Fund, Strategy Fund, Government Cash Fund, and Managed Assets; November 26, 1996 for Class A, Class B, Class C and Class I Shares of the Growth & Income Fund; and July 14, 1997 for Class I Shares of the Government Fund.


   The investment results of the Class A, Class B, Class C and Class I Shares of a Fund will tend to fluctuate over time, so that historical yields, current distributions and total returns should not be considered representations of what an investment may earn in any future period. Actual dividends will tend to reflect changes in market yields, and will also depend upon the level of a Class's or Fund's expenses, realized or unrealized investment gains and losses, and the results of such Fund's investment policies. Thus, at any point in time, investment yields, current distributions or total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.

                             PERFORMANCE COMPARISONS

   The Trust, a Fund or Class of a Fund may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and rating services such as Morningstar, Inc. Additionally, the Trust or a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poor's The Outlook, Investor's Daily and Personal Investor. The total return may be used to compare the performance of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

                               PORTFOLIO TURNOVER

   The Funds pay brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover generally involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income. If such rate of turnover exceeds 100%, the Funds will pay more in brokerage commissions than would be the case if they had lower portfolio turnover rates. Historical turnover rates can be found under the heading "Financial Highlights" located in the Trust's Prospectus.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

ALL FUNDS OTHER THAN THE GOVERNMENT CASH FUND

   The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.


   For the fiscal years ended December 1998, 1999 and 2000, brokerage commissions paid by the Trust on portfolio transactions totaled $4,675,146, $2,689,559 and $1,861,139, respectively. In the fiscal years ended October 1998, 1999 and 2000, the Trust paid brokerage commissions of $670,940 and $91,727, respectively, and no commissions were paid in the year 2000 to PXP Securities Corp., its prior distributor and an affiliate of its current Distributor. Brokerage commissions of $261,101 paid during the fiscal year ended December 31, 2000, were paid on portfolio transactions aggregating $135,602,074 executed by brokers who provided research and other statistical information.


   Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Trust. Information so received will enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Adviser and its affiliates in servicing other clients as well as the Trust; in addition, information obtained by the Adviser and its affiliates in servicing other clients may be useful and of value to the Adviser in servicing the Trust. In allocating brokerage, the Adviser may also consider research provided to its Subadviser pursuant to the Servicing Agreement.

   The Trust may from time to time allocate brokerage commissions to firms that furnish research and statistical information to the Adviser. The supplementary research supplied by such firms is useful in varying degrees and is of indeterminable value. Such research may, among other things, include advice regarding economic factors and trends, advice as to occasional transactions in specific securities and similar information relating to securities. No formula has been established for the allocation of business to such brokers. Consideration may be given to research provided and payment may be made of a fee higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.

   Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution series alone, nor generally can the value of research services be measured. Research services furnished might be useful and of value to the Adviser and its affiliates in serving other clients as well as the Trust, but on the other hand any research service obtained by the Adviser or the Distributor from the placement of portfolio brokerage of other clients might be useful and of value to the Adviser in carrying out its obligation to the Trust.

   There are no fixed limitations regarding the Trust's portfolio turnover rate. In computing the portfolio turnover rate, all securities, including options, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities of a particular Fund for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the particular Fund during the fiscal year.

   The options activities of the Strategy Fund, Appreciation Fund, Growth & Income Fund, Managed Assets, and Government Fund may affect their respective turnover rates, the amount of brokerage commissions paid by each Fund and the realization of net short-term capital gains. Such gains, when distributed, are taxed to shareholders (other than retirement plans) at ordinary income tax rates. There are no fixed limitations regarding the Strategy Fund's portfolio turnover. Securities satisfying the basic policies and objectives of the Strategy Fund may be disposed of when they are no longer deemed to be suitable. High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "Determination of Net Asset Value" and "Dividends, Distributions and Taxes."

   The exercise of calls written by a Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover. Although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

GOVERNMENT CASH FUND

   The Adviser places orders for the purchase and sale of securities for the Government Cash Fund. All the Government Cash Fund's portfolio transactions are principal transactions with major dealers in money market instruments on which no brokerage commission is paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. Transactions are allocated to various dealers according to the best judgment of the Adviser and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Government Cash Fund.

                            SERVICES OF THE ADVISERS


   Phoenix/Zweig Advisers LLC ("Phoenix/Zweig" or the "Adviser") (formerly Zweig/Glaser Advisers LLC) is the investment adviser to each of the funds and is located at 900 Third Avenue, New York, NY 10022. As of March 31, 2001, Phoenix/Zweig was managing eleven funds with net assets of approximately $1.1 billion and two closed-end funds with assets in excess of $1.1 billion. Phoenix/Zweig has been managing funds since September 1986.

   Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect St., Hartford, CT 06115. PXP is an independent registered investment advisory firm, and has served investors for over 70 years. As of March 31, 2001, PXP had approximately $51.2 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Phoenix/Zweig in New York; Walnut Asset Management, LLC in Philadelphia; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL, and Scotts Valley, CA, respectively.


   Overall responsibility for the management and supervision of the Trust and the Funds rests with the Trustees of the Phoenix-Zweig Trust (the "Trustees"). Phoenix/Zweig's services under its Management Agreement are subject to the direction of the Trustees.

   The Management Agreement will continue in effect for two years if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Management Agreement was last approved by the Trustees on January 12, 1999 and by shareholders on February 25, 1999.

   The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

   Pursuant to the Management Agreement, the Adviser: (a) supervises and assists in the management of the assets of each Fund, furnishes each Fund with research, statistical and advisory services and provides regular reports to the Trustees;
(b) provides advice and assistance with the operations of the Trust, compliance support, preparation of the Trust's registration statements, proxy materials and other documents and advice and assistance of the Adviser's General Counsel; (c) makes investment decisions for the Trust; (d) selects brokers and dealers to execute transactions for each Fund; (e) ensures that investments follow the investment objective, strategies, and policies of that Fund and comply with government regulations; and (f) furnishes office facilities, personnel necessary to provide advisory services to the Funds, personnel to serve without salaries as officers or agents of the Trust and compensation and expenses of any Trustees who are also full-time employees of the Adviser or any of its affiliates. Pursuant to the Servicing Agreement, Phoenix/Zweig has delegated to Zweig the responsibility for making asset allocation decisions for the Funds.

   The Funds' Subadviser is Zweig Consulting, LLC ("Zweig" or the "Subadviser"). Its principal offices are located at 900 Third Ave., New York, NY 10022. Zweig's services under the Servicing Agreement are subject to the direction of both the Trustees and Phoenix/Zweig. Under a Servicing Agreement with Phoenix/Zweig, Zweig's duties to each Fund include: (1) promoting the interests of the Trust; and (2) performing asset allocation research and analysis.

   In managing the assets of the Funds, the Adviser furnishes continuously an investment program for each Fund consistent with the investment objectives and policies of that Fund. More specifically, the Adviser determines from time to time what securities shall be purchased for the Trust and what securities shall be held or sold by the Trust. The Subadviser determines what portion of the Trust's assets shall be allocated between stocks, bonds and cash, as appropriate, taking into account each Fund's investment objective. Both the Subadviser and Adviser are subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Trust, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. To carry out such determinations, the Adviser places order for the investment and reinvestment of each Fund's assets (see "Portfolio Transactions and Brokerage").


   The Trust pays the Adviser for its services, pursuant to the Management Agreement, a monthly fee at the annual rate of 0.50% of the average daily net assets of the Government Cash Fund, 0.60% of the average daily net assets of the Government Fund, 0.75% of the average daily net assets of the Strategy Fund and the Growth & Income Fund, and 1.00% of the average daily net assets of the Appreciation Fund and Managed Assets.

   For services to the Trust during the fiscal years ended December 31, 1998, 1999 and 2000, the Adviser received fees of $20,835,087, $15,198,917 and
$10,075,475, respectively, under the Management Agreement in effect. Of these totals, the Adviser received fees from each Fund as follows:


FUND                                                      1998                      1999                     2000
----                                                      ----                      ----                     ----
Appreciation Fund                                      $5,478,055                $3,318,029               $1,776,981
Government Cash Fund                                      433,374                   827,398                1,068,090
Government Fund                                           249,834                   243,176                  181,934
Growth & Income Fund                                      303,824                   214,196                  129,012
Managed Assets                                          5,677,160                 5,597,860                4,389,722
Strategy Fund                                           8,625,971                 4,917,833                2,470,710



   The Adviser has voluntarily undertaken to limit the expenses of the Government Cash Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2001 to 0.35% of its average daily net assets. During the years ended December 31, 1998, 1999 and 2000, the Adviser reimbursed $296,837, $489,015 and $625,822, respectively, to the Government Cash Fund. The Adviser reserves the right to discontinue this policy at any time after April 30, 2001.

   The Adviser had also voluntarily undertaken to limit the expenses of the Growth & Income Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1998 to 1.00% of its average daily net assets. During the year ended December 31, 1998, the Adviser reimbursed $13,761 to the Growth & Income Fund.


   The Adviser may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Trust. The Distributor or its affiliates may provide the Adviser (without charge to the Trust) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to certain Funds of the Trust.

   The Trust, its Adviser and Subadviser, and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order.

                                 NET ASSET VALUE

   FOR ALL FUNDS, the net asset value per share of each class of shares of each Fund is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time), and as of 2:00 p.m. eastern time for the Government Cash Fund, on each day that the NYSE is open. The NYSE is closed on the following holidays (or the weekdays on which these holidays are celebrated when they fall on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   Shares are entitled to dividends as declared by the Board and, on liquidation of a Fund, are entitled to receive their share of the net assets of the Fund. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

   We subtract the non-class specific liabilities of a Fund from the Fund's assets to determine its total net assets. We then determine each class's proportionate interest in the Fund's net assets. The liabilities attributable to that class, including its distribution fees, are then deducted and the resulting amount is divided by the number of shares of that class outstanding to produce its net asset value per share.

   Stocks, futures and options are valued at the closing prices reported on recognized securities exchanges or, if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Bonds and other fixed-income securities are valued at prices obtained from an established bond-pricing service when such prices are available. Forward foreign currency contracts are valued using forward currency exchange rates supplied by a quotation service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value). The Government Cash Fund values all short-term investments using the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940.

   THE GOVERNMENT CASH FUND. The Board of Trustees (the "Board") has determined that it is in the best interests of the Government Cash Fund and its shareholders to seek to maintain a stable net asset value per share, and that the appropriate method for valuing portfolio securities is the amortized cost method, provided that such method continues to fairly reflect the market-based net asset value per share. The Board shall continuously review this method of valuation and make changes that may be necessary to assure that the Government Cash Fund's instruments are valued at their fair value as determined by the Board in good faith.

   The Board has determined that the Government Cash Fund will comply with the conditions of Rule 2a-7 under the Act regarding the amortized cost method of valuing portfolio securities. Under Rule 2a-7, the Board is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share of the Fund for purposes of distribution and redemption, at $1.00 per share. These procedures include periodically monitoring, as the Board deems appropriate, at such intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon available indications of market value. The Board will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the amortized cost value and the market value per share. The Board will take such steps as it considers appropriate (e.g., redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends, or utilizing a net asset value per share determined by using market quotations) to minimize any material dilution or other unfair results that might arise from differences between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon market value.

Rule 2a-7 requires that a dollar-weighted average portfolio maturity of not more than 90 days, appropriate to the objective of maintaining a stable net asset value of $1.00 per share, be maintained, and precludes the purchase of any instrument with a remaining time to maturity of more than 397 calendar days. However, the underlying securities used as collateral for repurchase agreements are not subject to these restrictions, because a repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is deemed to occur. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Government Cash Fund will invest its available cash in a manner that will reduce such average maturity to 90 days or less as soon as reasonably practicable. Rule 2a-7 also requires the Government Cash Fund to limit its investments to instruments that the Board determines present minimal credit risks and that have been given one of the two highest rating categories by nationally recognized statistical rating organizations, or, in the case of instruments that are not so rated, are of comparable quality as determined under procedures established by the Board.

   It is the normal practice of the Government Cash Fund to hold portfolio securities to maturity and realize their par values, unless a prior sale or other disposition thereof is mandated by redemption requirements or other extraordinary circumstances. A debt security held to maturity is redeemable by its issuer at its principal amount plus accrued interest. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Government Cash Fund (computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above) may tend to be higher than a similar computation made by utilizing a method of valuation based upon market prices and estimates. The Government Cash Fund may, to a limited extent, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if the Adviser believes such disposition advisable, or necessary to generate cash to satisfy redemptions. In such cases, the Government Cash Fund may realize a gain or loss.

                                HOW TO BUY SHARES

   The minimum initial investment is $500, and the minimum subsequent investment is $25 for Class A, Class B or Class C Shares. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan (a bank draft investing program administered by the Distributor), or pursuant to the Systematic Exchange privilege, or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class I Shares is $1,000,000 with no minimum subsequent investment. Completed applications for the purchase of shares should be mailed to: Phoenix-Zweig Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange (2:00 p.m. for shares of the Government Cash Fund) are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.

   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

   Dividends paid by the Fund, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES

   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1.00% deferred sales charge applies to shares purchased by an investor in amounts over $1 million if redeemed within 12 months of purchase. Such deferred sales charge may be waived under certain conditions. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.30% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES

   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within six years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

   Class B Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares seven years after the end of the calendar month in which the shareholder's order to purchase was accepted subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time from most of the burden of such distribution related expenses. The seven-year time limit has been deemed sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending seven years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.

CLASS C SHARES

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares for the Strategy Fund, Appreciation Fund, Growth & Income Fund, and Managed Assets and 0.75% and 0.30% for the Government and Government Cash Funds, respectively.

CLASS I SHARES

   Class I Shares are offered primarily to persons subject to the Subadviser's Code of Ethics relating to personal securities transactions and to tax-exempt retirement plans specifically affiliated with the Subadviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are not available in all states.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES

   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.

   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Zweig Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2),
(3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates;
(9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix-Zweig Funds qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000 and by retirement plans with assets of $1,000,000 or more or at least 50 eligible employees; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Zweig Funds, Phoenix-Engemann Funds or Phoenix-Seneca Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Zweig Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of the Phoenix-Zweig Funds (other than Phoenix-Goodwin Money Market Fund Class A Shares and Phoenix-Zweig Government Cash Fund Class A or Class M Shares) or other Affiliated Phoenix Fund, if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.

   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of the Phoenix-Zweig Funds (other than Phoenix-Goodwin Money Market Fund Class A Shares and Phoenix-Zweig Government Cash Fund Class A or Class M Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   RIGHT OF ACCUMULATION. Your purchase of any class of shares of the Phoenix-Zweig Funds, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS A SHARES--WAIVER OF DEFERRED SALES CHARGE

   The 1% CDSC will be waived where the investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12-month period.

CLASS B AND CLASS C SHARES--WAIVER OF SALES CHARGES

   The CDSC is waived on the redemption (sale) of Class B and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from certain other Class A and Class C Share retirement plans; (f) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (g) based on the exercise of exchange privileges among Class B and Class C Shares of these Funds; (h) based on any direct rollover transfer of shares from an established Fund qualified plan into another Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (i) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed. Shareholders between the ages of 59 1/2 and 70 1/2 receiving a CDSC waiver on mandatory distributions under retirement plans described in condition (c) above prior to May 1, 1999, will continue to receive the waiver.

CONVERSION FEATURE--CLASS B SHARES

   Class B Shares will automatically convert to Class A Shares of the same Fund seven years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Trust were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.

IMMEDIATE INVESTMENT

   In order to obtain immediate investment of funds, initial and subsequent purchases of shares of a Fund may also be made by wiring Federal Funds (monies held in a bank account with a Federal Reserve Bank) directly pursuant to the following instructions:

   (1) For initial investments, telephone the Trust at (800) 367-5877. Certain information will be requested from you regarding the account, and an account number will be assigned.

   (2) Once an account number has been assigned, direct your bank to wire the Federal Funds to State Street Bank and Trust Company, Custody & Shareholder Services Division, Boston, Massachusetts 02105, attention of the appropriate Fund of the Phoenix-Zweig Trust. Your bank must include the account number and the name(s) in which your account is registered in its wire and also request a telephone advice. Your bank may charge a fee to you for transmitting funds by wire.

   An order for shares of a Fund purchased with Federal Funds will be accepted on the business day Federal Funds are wired provided the Federal Funds are received by 4:00 p.m. on that day; otherwise, the order will not be accepted until the next business day. Shareholders should bear in mind that wire transfers may take two or more hours to complete.

   Promptly after an initial purchase of shares made by wiring Federal Funds directly, the shareholder should complete and mail an Account Application to Equity Planning.

                            INVESTOR ACCOUNT SERVICES

The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. The Trust and the Distributor reserve the right to modify or terminate these services upon reasonable notice. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restriction and limit information.

EXCHANGES

   Under certain circumstances, shares of any Phoenix-Zweig Fund may be exchanged for shares of the same class of another Phoenix-Zweig Fund or other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix-Zweig Fund or other Affiliated Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC EXCHANGES

   If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix-Zweig Fund or other Affiliated Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix-Zweig Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS

   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix-Zweig Funds or other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE

   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   The Trust and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month.Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Funds' current Prospectus for further information.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

   Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/dealer. The Fund has no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS

   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

BY MAIL

   Shareholders may redeem shares by making a written request, executed in the full name of the account, directly to Phoenix-Zweig Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS

   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

BY CHECK (GOVERNMENT AND GOVERNMENT CASH FUNDS ONLY)

   Any shareholder of these Funds may elect to redeem shares held in his/her Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account.

When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

   Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.

   When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B and Class C accounts are subject to the applicable deferred sales charge, if any.

   The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

   Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Trust does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.

REDEMPTION IN KIND

   To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of a Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE

   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information.

                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

TAX STATUS

   Each Fund of the Trust will be treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the Code) (except for purposes of the definitional requirements for regulated investment companies under Code
Section 851(a)). By paying dividends representing its investment company taxable income within the time periods specified in the Code and by meeting certain other requirements, each Fund intends to qualify as a regulated investment company under the Code. Since each Fund intends to distribute at least annually its investment company taxable income, net capital gains, and capital gain net income, it will not be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If a Series were to fail to distribute all its income and gains, it would be subject to income tax and, in certain circumstances, a 4% excise tax.

TAXATION OF SHAREHOLDERS

   Dividends from net investment income and distributions from short-term capital gains are taxable to shareholders as ordinary income. Distributions from net capital gains that are properly designated as capital gains dividends are taxable to shareholders as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held.

   Dividends from Phoenix-Zweig Government Cash Fund and the Phoenix-Zweig Government Fund are not expected to qualify for the 70% dividends received deduction available to corporate shareholders. Phoenix-Zweig Government Cash Fund's dividends include all accrued interest, earned discounts and realized gains and losses, less amortized premiums and accrued expenses. Distributions by other Funds out of their dividend income from domestic corporations may qualify in whole or in part for the deduction if the distributing Fund does not sell the stock in respect of which it received such dividends before satisfying a 46-day holding period requirement (91 days for certain preferred stock), and the shareholder holds his Trust shares in the distributing Fund for at least 46 days. For this purpose, the distributing Fund holding period in such stock may be reduced for periods during which the Fund reduces its risk of loss from holding the stock (e.g., by entering into option contracts).

   Investors who purchase shares shortly before the record date for a distribution will pay a share price that includes the value of the anticipated distribution and will be taxed on the distribution when it is received even though with respect to them the distribution represents in effect a return of a portion of their purchase price. Any loss realized on a sale or exchange of shares will be disallowed if the shares disposed of are replaced within a period of 61 days beginning 30 days before the shares are sold or exchanged. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   Individuals and certain other non-exempt payees will be subject to a 31% backup Federal withholding tax on dividends and other distributions from the Funds, as well as on the proceeds of redemptions of Funds other than the Phoenix-Zweig Government Cash Fund, if the affected Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding, or if the Internal Revenue Service notifies such Fund that the shareholder has failed to report proper interest or dividends. For most individuals, the taxpayer identification number is the taxpayer's social security number.

TAX TREATMENT OF CERTAIN TRANSACTIONS

   In general, and as explained more fully below, if the Trust enters into combinations of investment positions by virtue of which its risk of loss from holding an investment position is reduced on account of one (or more) other positions (i) losses realized on one position may be deferred to the extent of any unrecognized gain on another position and (ii) long-term capital gains or short-term capital losses may be recharacterized, respectively, as short-term gains and long-term losses. Investments in foreign currency denominated instruments or securities may generate, in whole or in part, ordinary income or loss. The Federal income tax treatment of gains and losses realized from transactions involving options on stock or securities entered into by a Fund will be as follows: Gain or loss from a closing transaction with respect to options written by a Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss from the sale of put and call options that a Fund purchases, and loss attributable to the lapse of such options, will be treated as capital gain or loss. The capital gain or loss will be long- or short-term depending on whether or not the affected option has been held for more than one year. For this purpose, an unexercised option will be deemed to have been sold on the date it expired. It should be noted, however, that if a put is acquired at a time when the underlying stock or security has been held for not more than one year, or if shares of the underlying stock or security are acquired while such put is held, any gain on the subsequent exercise, sale or expiration of the put will generally be short-term gain.

   Any regulated futures contract or listed non-equity option held by a Fund at the close of its taxable year will be treated as sold for its fair market value on the last business day of such taxable year. Sixty percent of any gain or loss with respect to such deemed sales, as well as the gain or loss from the termination during the taxable year of the Fund's obligation (or rights) with respect to such contracts by offsetting, by taking or making delivery, by exercise or being exercised, by assignment or being assigned, by lapse, or otherwise, will be treated as long-term capital gain or loss and the remaining forty percent will be treated as short term capital gain or loss. A Fund may make certain elections that modify the above tax treatment with respect to regulated futures contracts or listed non-equity options that are part of a mixed straddle, as defined by the Code.

   The Trust may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund's ability to distribute adequate income to qualify as a regulated investment company.

   Treasury Regulations pursuant to Section 1092 provide for the coordination of the wash sale rules and the short sale rules with the straddle rules. Generally, the wash sale rules prevent the recognition of loss where a position is sold at a loss and a substantially identical position is acquired within a prescribed period. The short sale rules generally prevent the use of short sales to convert short-term capital gain to long-term capital gain and long-term capital loss to short-term capital loss.

   In addition to the Federal income tax consequences described above relating to an investment in the Trust, there may be other Federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their specific situations.

                                 THE DISTRIBUTOR

   Pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"), Phoenix Equity Planning Corporation ("Equity Planning" or the "Distributor") acts as distributor of the Trust's shares and receives: with respect to Class A Shares, a front-end sales commission, as described in the Prospectus under "Sales Charges," and a 1% CDSC which may apply on redemptions within 12 months of purchases not subject to a sales charge; with respect to Class B Shares, a declining CDSC ranging from 5% to 1% of the gross proceeds of a redemption of shares held for less than seven years; and, with respect to Class C Shares, a CDSC of 1.25% of the gross proceeds of a redemption of shares held for less than one year. The Distributor also is compensated under the Rule 12b-1 distribution plans as described more fully below.

   Equity Planning has undertaken to use its best efforts to find purchasers for shares of the Trust. Shares of each Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.


   For its services under the Distribution Agreement, the Distributor receives sales charges on transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, the Distributor may receive payments from the Fund pursuant to the Distribution Plans described below. PXP Securities Corp., formerly known as Zweig Securities Corp., served as the distributor for the Trust prior to March 1, 1999. For the fiscal years ended December 31, 1998, 1999 and 2000, purchasers of shares of the Funds paid aggregate sales charges of $929,426, $886,545 and $999,590, respectively, of which PXP Securities Corp. and/or the Distributor received net commissions of $1,048,587, $1,875,311 and $937,275, respectively for its services, the balance being paid to dealers. For the fiscal year ended December 31, 2000, PXP Securities Corp. and/or the Distributor received net commissions of $8,521 for Class A Shares and deferred sales charges of $1,896 for Class A, $886,865 for Class B and $39,993 for Class C Shares.


DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as set forth below.


CLASS A SHARES-- ALL FUNDS (EXCEPT THE GOVERNMENT AND GOVERNMENT CASH FUNDS)
                                                                                                  DEALER DISCOUNT
                                                SALES CHARGE               SALES CHARGE               OR AGENCY FEE
            AMOUNT OF TRANSACTION              AS PERCENTAGE               AS PERCENTAGE              AS PERCENTAGE OF
              AT OFFERING PRICE              OF OFFERING PRICE           OF AMOUNT INVESTED            OFFERING PRICE
           ------------------------         -------------------         --------------------         -----------------
       Less than $50,000                           5.75%                       6.10%                        5.25%
       $50,000 but under $100,000                  4.75%                       4.99%                        4.25%
       $100,000 but under $250,000                 3.75%                       3.90%                        3.25%
       $250,000 but under $500,000                 2.75%                       2.83%                        2.25%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                         None                        None



CLASS A SHARES -- GOVERNMENT FUND
                                                                                                       DEALER DISCOUNT
                                                SALES CHARGE               SALES CHARGE                 OR AGENCY FEE
            AMOUNT OF TRANSACTION              AS PERCENTAGE               AS PERCENTAGE              AS PERCENTAGE OF
              AT OFFERING PRICE              OF OFFERING PRICE           OF AMOUNT INVESTED            OFFERING PRICE
           ------------------------         -------------------         --------------------         -----------------
       Less than $50,000                           4.75%                       4.99%                        4.25%
       $50,000 but under $100,000                  4.50%                       4.71%                        4.00%
       $100,000 but under $250,000                 3.50%                       3.63%                        3.00%
       $250,000 but under $500,000                 2.75%                       2.83%                        2.25%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                         None                        None


   Class A Shares of the Government Cash Fund are offered to the public at their constant net asset value of $1.00 per share with no sales charge or dealer discount.

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. There is no dealer compensation payable on Class I Shares. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.


   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, a 1% CDSC will apply, except for redemptions of shares purchased by an investor in amounts of $1 million or more where such investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12 month period. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.


   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES

   Effective November 1, 1999, Equity Planning also acts as administrative agent of the Fund and as such performs administrative, bookkeeping and pricing functions for the Fund. For its services, Equity Planning is entitled to a fee payable monthly and based upon the average of the aggregate daily net asset value of the Fund, at the following incremental annual rates:

              First $50 million                                    .07%
              $50 million to $200 million                          .06%
              Greater than $200 million                            .01%


   Equity Planning retains PFPC, Inc. as subagent for the Fund. For services during the Fund's fiscal year ended December 31, 2000, Equity Planning and/or Bank of New York, the previous administrative agent, received $488,772 under an administration agreement that provided for compensation at the same rates as described above.


                               DISTRIBUTION PLANS


   The Trust has adopted a distribution plan for each class of shares of each Fund except Class I Shares (i.e., a plan for the Class A and C Shares and a plan for the Class B Shares; collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares of each Fund (other than Class M Shares of the Government Cash Fund and Class I Shares) pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the following rates: for Class A Shares of all Funds at a rate of 0.05% per annum; for Class B Shares of all Funds at a rate of 0.75% per annum; for Class C Shares at a rate of 0.75% per annum for the Appreciation Fund, Strategy Fund, Growth & Income Fund and Managed Assets, 0.50% per annum for the Government Fund and 0.05% per annum for the Government Cash Fund.


   The Rule 12b-1 Plan for the Class M Shares issued by Zweig Government Cash Fund (the "Class M Plan") provides that the Distributor may enter into Service Agreements with securities dealers, financial institutions, banks, and other industry professionals for distribution, promotion and administration of and/or servicing investors in Class M Shares. Such service organizations are paid directly or indirectly by Zweig Government Cash Fund and the Manager. Service payments under the Class M Plan are paid in equal amounts by Zweig Government Cash Fund and the Manager, or Zweig Government Cash Fund and the Manager reimburse the Distributor equally for service payments to a service organization, in an amount not exceeding 0.30% per annum of the average daily net asset value of the Class M Shares. The Class M Plan also provides that Zweig Government Cash Fund will pay the costs and expenses connected with the printing and distribution of Zweig Government Cash Fund's prospectuses, shareholder reports, and any promotional material for other than current Fund shareholders, in an amount not to exceed $100,000 per annum.

   From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.

   A report of the amounts expended under the Plans must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class or Fund, by vote of a majority of the shares of such Class or Fund. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons. If the Plans are terminated (or not renewed) with respect to one or more Classes or Funds, they may continue in effect with respect to any Class or Fund as to which they have not been terminated (or have not been renewed).

   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Fund's net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above. In making its determination to continue the Plans, the Board considers, among other factors: (1) the Trust's experience under the Plans and the previous Rule 12b-1 Plans of the Trust, and whether such experience indicates that the Plans would operate as anticipated; (2) the benefits the Trust had obtained under the Plans and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon their review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plans would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.

   The Board of Trustees has the right to terminate the Rule 12b-1 Plan for the Class B Shares, and in the event of such termination, no further payments would be made thereunder. However, in the event the Board of Trustees were to terminate the Rule 12b-1 Plan for the Class B Shares for any Fund, the Trust may not thereafter adopt a new Rule 12b-1 Plan for a class of that Fund having, in the good faith determination of the Board of Trustees, substantially similar economic characteristics to the Class B Shares. Termination of the Rule 12b-1 Plan for the Class B Shares or the Distribution Agreement does not affect the obligation of the Class B shareholders to pay CDSCs. The Distributor has sold its right to receive certain payments under the Distribution Agreement to a financial institution in order to finance the distribution of the Class B Shares.


   For the fiscal year ended December 31, 2000, the Trust paid Rule 12b-1 fees in the amount of $7,496,012, of which the Distributor and the previous distributor, PXP Securities Corp., an affiliate, received $3,208,293 and unaffiliated broker-dealers received $4,281,399. and $6,320 was paid to W.S. Griffith, are indirect subsidiary of PHL. The 12b-1 payments were used for (1) compensating dealers, $4,373,087, (2) compensating sales personnel, $2,310,488,
(3) advertising, $42,801, (4) printing and mailing of prospectuses to other than current shareholders, $443,255, (5) service costs, $358,012, and (6) other, $1,076,986.


   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.

                             MANAGEMENT OF THE TRUST

   The Trustees have responsibility for management of the business of the Trust. The officers of the Trust are responsible for its day to day operations. Set forth below is certain information concerning the Trustees and officers.


TRUSTEES AND OFFICERS

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

James Balog (72)                        Trustee                   Retired; Director and Member of the Audit, Investment, Stock
2205 N. Southwinds Blvd.                                          Option and Compensation Committees of Transatlantic Holdings,
Vero Beach, FL 32963                                              Inc. (reinsurance); Director and Member of the Executive
                                                                  Committee of Elan, Plc (pharmaceuticals); Director and Member of the Executive and Investment & Credit Committees of Great
                                                                  West Life and Annuity Insurance Company;  Trustee of the
                                                                  Phoenix-Euclid Funds. Former Director, Chairman of the Audit
                                                                  Committee and Member of the Executive Committee of A.L. Pharma,
                                                                  Inc. (health care); Chairman of 1838 Investment Advisors, L.P.
                                                                  and Chairman of Lambert Brussels Capital Corporation
                                                                  (investments). Former Member of the Technical Advisory Board of
                                                                  Galen Partners (health care).

Claire B. Benenson (82)                 Trustee                   Consultant on Financial Conferences, The New School for Social
870 U.N. Plaza                                                    Research. Director of The Burnham Fund Inc. and Trustee of the
New York, NY 10017                                                Phoenix-Euclid Funds. President of the Money Marketeers of New
                                                                  York University. Trustee of Simms Global Fund. Former Director
                                                                  of Zweig Cash Fund Inc. and Director of Financial Conferences
                                                                  and Chairman, Department of Business and Financial Affairs, The
                                                                  New School for Social Research.

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

S. Leland Dill (71)                     Trustee                   Trustee and Chairman of the Audit Committee of Deutsche Asset
5070 North Ocean Dr.                                              Management mutual funds. Trustee, Phoenix-Euclid Funds. Former
Singer Island, FL 33404                                           Director and Chairman of the Audit Committee of Coutts & Co.
                                                                  Trust Holdings Limited, Coutts & Co. Group, Coutts & Co.
                                                                  International (USA) (private banking). Former partner of Peat
                                                                  Marwick Mitchell & Co. and Director of Zweig Cash Fund Inc. and
                                                                  Vintners International Company, Inc. (winery).


Philip R. McLoughlin (54)               Trustee                   Chairman (1997-present), Director (1995-present), Vice Chairman
56 Prospect Street                                                (1995-1997) and Chief Executive Officer (1995-present), Phoenix
Hartford, CT 06115                                                Investment Partners, Ltd. Director (1994-present) and Executive
                                                                  Vice President, Investments (1998-present), Phoenix Home Life
                                                                  Mutual Insurance Company. Director/Trustee and President, Phoenix
                                                                  Funds (1989-present). Trustee and President, Phoenix-Aberdeen
                                                                  Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                                  (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                                  Inc. (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                                  Trust Inc. (1995-present). Trustee, Phoenix-Seneca Funds
                                                                  (1999-present). Chairman, Phoenix-Zweig Trust (2000-present).
                                                                  Director (1983-present) and Chairman (1995-present), Phoenix
                                                                  Investment Counsel, Inc. Director (1984-present) and President
                                                                  (1990-1999), Phoenix Equity Planning Corporation. Chairman and
                                                                  Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                  (1999-present). Director, PXRE Corporation (Delaware)
                                                                  (1985-present) and World Trust Fund (1991-present). Director and
                                                                  Executive Vice President, Phoenix Life and Annuity Company
                                                                  (1996-present). Director and Executive Vice President, PHL
                                                                  Variable Insurance Company (1995-present). Director, Phoenix
                                                                  Charter Oak Trust Company (1996-present). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-present). Director
                                                                  (1992-present) and President (1992-1994), W.S. Griffith & Co.,
                                                                  Inc. Director, PHL Associates Inc. (1995-present).


Donald B. Romans (70)                   Trustee                   President of Romans & Company, (private investors and financial
233 East Wacker Dr.                                               consultants); Director of the Burnham Fund Inc. and Trustee of
Chicago, IL 60601                                                 the Phoenix-Euclid Funds. Former Consultant to and Executive
                                                                  Vice President and Chief Financial Officer of Bally Manufacturing
                                                                  Corporation, and Director of Zweig Cash Fund Inc.


Martin E. Zweig (58)                    President                 President of the Subadviser; President of Phoenix-Euclid Funds;
900 Third Avenue                                                  Chairman of the Board and President of The Zweig Total Return
New York, NY 10022                                                Fund, Inc. and The Zweig Fund, Inc.; Managing Director of
                                                                  Zweig-DiMenna Associates LLC; President of Zweig-DiMenna
                                                                  International Managers, Inc.; Zweig-Di Menna Associates, Inc.
                                                                  and Gotham Advisors, Inc.; Member of the Undergraduate
                                                                  Executive Board of the Wharton School, University of
                                                                  Pennsylvania; Trustee, Manhattan Institute. Former President of
                                                                  Zweig Cash Fund Inc. Former President and Director of Zweig
                                                                  Advisors Inc., Zweig Total Return Advisors, Inc. and Zweig
                                                                  Securities Advisory Services Inc. General Partner of Zweig
                                                                  Katzen Investors, L.P.; Former Chairman of the Adviser and
                                                                  Euclid Advisors LLC.

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

Michael E. Haylon (43)                  Executive Vice            Director and Executive Vice President--Investments, Phoenix
56 Prospect Street                      President                 Investment Partners, Ltd. (1995-present). Executive Vice
Hartford, CT 06115                                                President, Phoenix/Zweig Advisers LLC (1999-present). Director
                                                                  (1994-present),President(1995-present),Executive VicePresident
                                                                  (1994-1995), Vice President(1991-1994), Phoenix Investment
                                                                  Counsel, Inc. Director, Phoenix Equity Planning Corporation
                                                                  (1995-present).Executive Vice President, Phoenix Funds
                                                                  (1993-present), Phoenix-Aberdeen Series Fund (1996-present) and
                                                                  Phoenix-Seneca Funds(2000-present). Executive Vice President
                                                                  (1997-present), Vice President(1996-1997), Phoenix Duff & Phelps
                                                                  Institutional Mutual Funds.

William R. Moyer (56)                   Executive Vice            Executive Vice President and Chief Financial Officer
56 Prospect Street                      President                 (1999-present), Senior Vice President and Chief Financial
Hartford, CT 06115                                                Officer, Phoenix Investment Partners, Ltd. (1995-1999).
                                                                  Director (1998-present), Senior Vice President, Finance
                                                                  (1990-present), Chief Financial Officer(1996-present), and
                                                                  Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning
                                                                  Corporation. Director (1998-present), Senior Vice President
                                                                  (1990-present), Chief Financial Officer (1996-present) and
                                                                  Treasurer(1994-present), Phoenix Investment Counsel, Inc.
                                                                  Senior Vice President and Chief Financial Officer, Duff & Phelps
                                                                  Investment Management Co.(1996-present). Vice President,
                                                                  Phoenix Funds (1990-present), Phoenix-Duff & Phelps Institutional
                                                                  Mutual Funds (1996-present), Phoenix-Aberdeen Series Fund
                                                                  (1996-present). Executive Vice President, Phoenix-Seneca Funds
                                                                  (2000-present).

John F. Sharry (49)                     Executive Vice            President, Retail Division (1999-present), Executive Vice
56 Prospect Street                      President                 President, Retail Division (1997-1999), Phoenix Investment
Hartford, CT 06115                                                Partners, Ltd. Managing Director, Retail Distribution, Phoenix
                                                                  Equity Planning Corporation (1995-1997). Executive Vice
                                                                  President, Phoenix Funds, Phoenix-Aberdeen Series Funds
                                                                  (1998-present) and Phoenix-Seneca Funds (2000-present).

Carlton Neel (33)                       Senior Vice President     First Vice President of Phoenix/Zweig Advisers LLC. Former Vice
900 Third Avenue                                                  President of Zweig Advisors Inc. and Zweig Total Return
New York, NY 10022                                                Advisors, Inc. Former Vice President of J.P. Morgan & Co., Inc.

Barry Mandinach (45)                    First Vice President      Executive Vice President of PXP Securities Corp., Senior Vice
900 Third Avenue                                                  President of Phoenix/Zweig Advisers LLC. and Euclid Advisors
New York, NY 10022                                                LLC, and First Vice President of the Phoenix-Euclid Funds.


Beth Abraham (44)                       Assistant Vice President  Assistant Vice President of Phoenix/Zweig Advisers LLC and the
900 Third Avenue                                                  Phoenix-Euclid Funds. Former self-employed consultant to the
New York, NY 10022                                                mutual fund industry.


David O'Brien (36)                      Assistant Vice President  Assistant Vice President of Phoenix-Euclid Funds. Co-Portfolio
900 Third Avenue                                                  Manager of Phoenix-Euclid Market Neutral Fund and Phoenix-Zweig
New York, NY 10022                                                Appreciation Fund (2000-present). Assistant Portfolio Manager of the Phoenix-Zweig Strategy Fund and Phoenix-Zweig Growth &
                                                                  Income Fund. Formerly, Assistant Vice President, PaineWebber
                                                                  (1993-1998).

                                     27

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------
Marc Baltuch (55)                       Secretary                 Director and President of Watermark Securities, Inc. Secretary
900 Third Avenue                                                  of Phoenix-Euclid Funds; Assistant Secretary of Gotham
New York, NY 10022                                                Advisors, Inc. Former First Vice President of the Phoenix/Zweig
                                                                  Advisers LLC and of Phoenix-Euclid Advisors LLC; Secretary of
                                                                  Zweig Cash Fund Inc. Former First Vice President, Chief
                                                                  Compliance Officer and Secretary of PXP Securities Corp.


Nancy G. Curtiss (48)                   Treasurer                 Vice President, Fund Accounting (1994-2000) and Treasurer
56 Prospect Street                                                (1996-2000), Phoenix Equity Planning Corporation. Treasurer,
Hartford, CT 06115                                                Phoenix Funds (1994-present), Phoenix Duff & Phelps Institutional
                                                                  Mutual Funds (1996-present), Phoenix-Aberdeen Series Fund
                                                                  (1996-present), and Phoenix-Seneca Funds (2000-present).


   *Designates a trustee who is an interested person of the trust within the meaning of the 1940 Act.

COMPENSATION OF TRUSTEES AND OFFICERS


   For the fiscal year ended December 31, 2000, the fees and expenses of disinterested trustees, as a group, were $75,500. Those trustees and officers of the Trust who are affiliated with the Subadviser or the Adviser are not separately compensated for their services as trustees or officers of the Trust. The Trust currently pays each of its disinterested trustees a fee of $5,000 per year, plus $1,500 per meeting attended ($500 per phone meeting) and reimburses their expenses for attendance at meetings, all of which is prorated on the basis of the assets of each Fund. In addition, each such trustee receives a fee of $1,000 per year from each Fund. Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Except as set forth above, the trustees shall continue to hold office and may appoint their successors.


   For the Trust's last fiscal year, the Trustees received the following compensation:

                                                          PENSION OR                                    TOTAL COMPENSATION
                                  AGGREGATE           RETIREMENT BENEFITS           ESTIMATED           FROM THE TRUST AND
                                COMPENSATION            ACCRUED AS PART          ANNUAL BENEFITS      FUND COMPLEX (2 FUNDS)
         NAME                  FROM THE TRUST          OF TRUST EXPENSES         UPON RETIREMENT         PAID TO TRUSTEES
-----------------              --------------          -----------------         ---------------         ----------------

James Balog                        $18,000                                                                    $23,500
Claire B. Benenson                 $19,500                   None                     None                    $25,750
S. Leland Dill                     $19,500                  for any                  for any                  $25,750
Philip R. McLoughlin*                    0                  Trustee                  Trustee                        0
Donald B. Romans                   $18,500                                                                    $23,500

----------------


   *"Interested Person" as defined under the Investment Company Act.


   At April 4, 2001, except for Dr. Martin E. Zweig, the Trustees and officers as a group owned less than 1% of any class of any fund of the Trust.


PRINCIPAL SHAREHOLDERS


   The following table sets forth information as of April 5, 2001 with respect to each person who beneficially owns 5% or more of any class of the Fund's equity securities.


NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------

A. G. Edwards & Sons, Inc. FBO                  Growth & Income Fund Class C                   5.24%
Cecilia M. Green
One North Jefferson
St. Louis, MO 63013

Dean Witter for the Benefit of                  Government Cash Fund Class A                   5.73%
FBO Stephen J. Weddel, M.D., PC, PSP
P.O. Box 250 Church Street Station
New York, NY  10008-0250



NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------
Richard W. Dowis                                Growth & Income Fund Class C                   7.73%
Colleen D. Dowis
JT Ten Wros
425 Columbine Street
Sterling, CO  80751-3947

Donaldson Lufkin Jenrette                       Growth & Income Fund Class C                   6.63%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Hare & Co.                                      Government Cash Fund Class M                  26.16%
Bank of New York
Attn. Stif/Master Note
1 Wall Street, Fl. 2
New York, NY  10005-2501

Edward D. Jones and CO F/A/O                    Government Cash Fund Class C                   6.17%
Detrek Engineering Inc.
Retirement Plan
P.O. Box 2500
Maryland Heights, MO  63043-8500

Salomon Smith Barney Inc.                       Government Cash Fund Class B                   9.66%
333 West 34th Street - 3rd Fl.
New York, NY  10001

Nicholas Schaus                                 Government Cash Fund Class A                   9.21%
Barbara D. Schaus JT TEN
137 Anchor Drive
Vero Beach, FL  32963-2941

William J. Ragen, Ttee                          Government Cash Fund Class C                   7.88%
WRL Inc. PSP Tr
111 W. Jackson Boulevard, Ste. 1144
Chicago, IL 60604-3502

MLPF&S                                          Appreciation Fund Class B                      7.18%
For the Sole Benefit of its Customers           Appreciation Fund Class C                     15.65%
Attn:  Fund Administration                      Government Fund Class B                       44.82%
4800 Deer Lake Drive East,  3rd Fl.             Government Fund Class C                       26.39%
Jacksonville, FL  32246-6484                    Growth & Income Fund Class B                  15.22%
                                                Growth & Income Fund Class C                   8.24%
                                                Managed Assets Class A                         7.78%
                                                Managed Assets Class B                        20.67%
                                                Managed Assets Class C                        16.12%
                                                Strategy Fund Class A                         12.21%
                                                Strategy Fund Class B                         14.23%
                                                Strategy Fund Class C                         16.41%

PaineWebber for the Benefit of                  Growth & Income Fund Class A                   6.06%
Anna May Carlson Ttee
The Elmer J. Carlson Trust
& Anna May Carlson Trust "B"
2551 Coronado Place
Vista, CA  92083-8715

Prudential Bank & Trust FBO                     Appreciation Fund Class I                      8.33%
Its Defined Contribution
Plan Customers
30 Scranton Office Park
Scranton, PA 18507


NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------
Prudential Securities FBO                       Government Cash Fund Class C                   6.66%
Stanley E. Coleby
Sharon A. Coleby  JTWROS
2432 Briar Creek Circle
Salt Lake City, UT  84117-4575

State Street Bank & Trust Co.                   Growth & Income Fund Class A                  11.37%
Cust for the Rollover IRA of
Mollie Friedman Zweig
625 Park Avenue Apt 8-9B
New York, NY 10021-6545

State Street Bank & Trust                       Government Cash Fund Class C                   9.51%
Cust for the IRA Rollover of Rana J. Khan
3722 Augusta Lane
Elkhart, IN  46517-3854

Martin E. Zweig & Jeffrey Perry Ttee            Appreciation Fund Class I                     91.65%
Zweig-DiMenna Associates, Inc.                  Government Cash Fund Class I                  32.85%
Retirement Trust MPP                            Growth & Income Fund Class I                  99.98%
Attn. Michael Link                              Managed Assets Class I                        97.64%
900 Third Avenue, Fl. 31                        Strategy Fund Class I                         99.98%
New York, NY  10022-4728                        Government Fund Class I                       18.52%

Martin Zweig Ttee                               Government Cash Fund Class I                  64.79%
Marty & Barbara Zweig
Foundation Inc.
900 Third Avenue, Fl. 31
New York, NY  10022-4728

Martin Zweig                                    Government Cash Fund Class M                   6.41%
Tax Account
900 Third Avenue, Fl. 30
New York, NY  10022-4728

Martin E. Zweig  Personal                       Government Cash Fund Class M                  14.79%
C/O Zweig Companies                             Government Fund Class I                       81.48%
900 Third Avenue, Fl. 30
New York, NY  10022-4728



                             ADDITIONAL INFORMATION

CAPITAL STOCK

   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS

   PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP audits the Trust's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

   The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian of the Trust's assets.

   Phoenix Equity Planning Corporation ("PEPCO"), 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, serves as Transfer Agent for the Fund. PEPCO receives a fee equivalent to $13.50 for each shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

REPORT TO SHAREHOLDERS

   The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year, and is available without charge upon request.

FINANCIAL STATEMENTS


   The Financial Statements for the Fund's fiscal year ended December 31, 2000, appearing in the Fund's 2000 Annual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

   Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt-edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

   AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

   AA -- Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

   A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

   BB, B, CCC -- Bonds rated BB, B or CCC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   Bonds rated BBB or lower by S&P and Bonds rated Baa or less by Moody's (non-investment grade securities) are considered to be speculative in nature. Non-investment grade securities will generally be less sensitive to interest rate changes than investment grade securities (those rated A or higher by S&P and BBB or higher by Moody's) but will be more sensitive to adverse economic changes or specific corporate developments. The liquidity risk of non-investment grade securities will be higher than investment grade securities and their value will be more difficult to ascertain due to the lack of an established secondary market. These securities may also be adversely affected by new laws or proposed new laws on the high yield market (e.g., tax proposals).

COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

   The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet obligations. Description of S&P's Commercial Paper Ratings:

   Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements: long-term senior debt is rated A or better, the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position in the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

Phoenix Investment Partners
                                Prospectus
                                                May 1, 2001


        ZWEIG

        Phoenix-Zweig
        Government Cash Fund
        Class M Shares




                                     Neither the Securities and Exchange
                                     Commission nor any state securities
                                     commission has approved or
                                     disapproved of these securities or
                                     determined if this prospectus is
                                     truthful or complete. Any representation to the contrary is a criminal offense.

                                     This prospectus contains important
                                     information that you should know
                                     before investing in the Phoenix-Zweig
                                     Government Cash Fund Class M Shares.
                                     Please read it carefully and retain it for future reference.

[Logo] PHOENIX
       INVESTMENT PARTNERS

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      Investment Risk and Return Summary..................     1
                      Fund Expenses.......................................     4
                      Management of the Fund..............................     5
                      Pricing of Fund Shares..............................     6
                      How to Buy Shares...................................     7
                      How to Sell Shares..................................     9
                      Things You Should Know When Selling Shares..........     9
                      Account Policies....................................    11
                      Investor Services...................................    11
                      Distributions and Taxes.............................    12
                      Financial Highlights................................    13
                      Additional Information..............................    16

[Triangle] Phoenix-
           Zweig
           Government
           Cash Fund
           Class M
           Shares

PHOENIX-ZWEIG GOVERNMENT CASH FUND
--------------------------------------------------------------------------------


THIS PROSPECTUS DESCRIBES CLASS M SHARES OF PHOENIX-ZWEIG GOVERNMENT CASH FUND. Refer to the Phoenix-Zweig Trust Prospectus for information on Class A, Class B, Class C or Class I Shares.


INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Government Cash Fund (the "fund"), one of six different funds, or series, of Phoenix-Zweig Trust (the "Trust"), has an investment objective of seeking high current income consistent with maintaining liquidity and preserving capital. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES
>        The fund seeks to maintain a stable $1.00 per share price.

>        The fund invests exclusively in the following instruments:

         o short-term securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities; and

         o  repurchase agreements collateralized by such securities.

         U.S. Government securities are considered to be of the highest credit quality, yet the primary consideration in choosing among these securities is managing risk related to changes in interest rate levels.

> Money market instruments selected for investment have remaining maturities of less than 397 days and have an average weighted portfolio maturity of not greater than 90 days.


                                           Phoenix-Zweig Government Cash Fund  1

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

GENERAL
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Neither the fund nor the adviser can assure you that a particular yield, return or level of income will be achieved. Changing market conditions, the relatively short maturities of fund investments and substantial redemptions may all negatively affect the fund.

CREDIT RISK
Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. A security's short-term investment rating may decline, increasing the chances that the issuer will be unable to make such payments when due. This may reduce the fund's stream of income and decrease the fund's yield.

INTEREST RATE RISK
Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS
The fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Default of insolvency of the other party presents risk to the fund.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will remain at $1.00 or that the fund will realize a particular yield.


2  Phoenix-Zweig Government Cash Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Government Cash Fund. The bar chart shows changes in the fund's Class M Shares performance from year to year over a 10-year period.1 The table shows the fund's average annual returns over the life of the fund. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

                Calendar Year           Annual Return (%)
                    1991                       5.6
                    1992                       3.4
                    1993                       2.9
                    1994                       3.7
                    1995                       5.3
                    1996                       5.1
                    1997                       5.2
                    1998                       5.2
                    1999                       4.8
                    2000                       6.0

(1) During the 10-year period shown in the chart above, the highest return for a quarter was 1.60% (quarter ending March 28, 1991) and the lowest return for a quarter was 0.69% (quarter ending March 31, 1993). Year-to-date performance (through March 31, 2001) was 1.32%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns               One Year         Five Years        Ten Years        Life of the
   (for the periods ending 12/31/00)(1)                                                             Fund(2)
------------------------------------------------------------------------------------------------------------------
   Class M Shares(3)                           5.95%             5.24%             4.70%             6.27%
------------------------------------------------------------------------------------------------------------------
   Class A Shares                              5.70%             4.99%              --               4.88%
------------------------------------------------------------------------------------------------------------------
   Class B Shares                              0.98%              --                --               3.91%
------------------------------------------------------------------------------------------------------------------
   Class C Shares                              5.70%             4.98%              --               4.88%
------------------------------------------------------------------------------------------------------------------
   Class I Shares                              6.01%              --                --               5.32%
------------------------------------------------------------------------------------------------------------------


(1) The fund's average annual returns in the table above reflect a full redemption in the fund's Class B and Class C Shares.

(2) Class A and Class C Shares since May 1, 1994, Class B Shares since April 8, 1996, and Class I Shares since November 1, 1996.

(3) Phoenix/Zweig Advisers LLC assumed responsibility for managing the fund on September 1, 1989.



The fund's 7-day yield on December 31, 2000 was 6.12% for Class M Shares.



                                           Phoenix-Zweig Government Cash Fund  3

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                      Class M     Class A     Class B     Class C      Class I
                                                      Shares      Shares      Shares      Shares       Shares
                                                      -------     -------     -------     -------      -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases
(as a percentage of offering price)                    None         None        None        None        None
Maximum Deferred Sales Charge (load) (as a             None         None       5%(b)      1.25%(c)      None
percentage of the lesser of the value redeemed or
the amount invested)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                              None         None        None        None        None
Redemption Fee                                         None         None        None        None        None
Exchange Fee                                           None         None        None        None        None
                                                   ---------------------------------------------------------------

                                                      Class M     Class A     Class B     Class C      Class I
                                                      Shares      Shares      Shares      Shares       Shares
                                                      -------     -------     -------     -------      -------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                        0.50%       0.50%       0.50%       0.50%        0.50%
Distribution and Service (12b-1) Fees(d)               0.06%       0.30%       1.00%       0.30%        None
Other Expenses                                         0.11%       0.40%       0.49%       0.51%        0.64%
                                                       -----       -----       -----       -----        -----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                0.67%       1.20%       1.99%       1.31%        1.14%
                                                       =====       =====       =====       =====        =====
------------------------

(a) The adviser has agreed to reimburse through August 31, 2001 the Phoenix-Zweig Government Cash Fund's expenses, excluding taxes, interest, brokerage commissions, Rule 12b-1 fees and extraordinary expenses, to the extent that such expenses exceed 0.35% for each class of shares. The Management Fees with reimbursement were 0.24% for Class M Shares, and 0.00% for Class A, Class B, Class C, and Class I Shares. Other Expenses with reimbursement were 0.11% for Class M Shares and 0.35% for Class A, Class B, Class C, and Class I Shares. The Total Annual Fund Operating Expenses after expense reimbursement were 0.41% for Class M Shares, 0.65% for Class A and C Shares, 1.35% for Class B Shares, and 0.35% for Class I Shares.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


4  Phoenix-Zweig Government Cash Fund

EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class M            $68              $214              $373            $835
--------------------------------------------------------------------------------
   Class A            $122             $381              $660           $1,455
--------------------------------------------------------------------------------
   Class B            $602             $924             $1,173          $2,017
--------------------------------------------------------------------------------
   Class C            $258             $415              $718           $1,579
--------------------------------------------------------------------------------
   Class I            $116             $362              $628           $1,386
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


--------------------------------------------------------------------------------
   Class             1 year           3 years          5 years         10 years
--------------------------------------------------------------------------------
   Class B            $202             $624             $1,073          $2,017
--------------------------------------------------------------------------------
   Class C            $133             $415              $718           $1,579
--------------------------------------------------------------------------------


Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Fund" for information about expense reimbursement.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix/Zweig Advisers LLC ("Phoenix/Zweig") (formerly Zweig/Glaser Advisers
LLC) is the investment adviser for the fund and is located at 900 Third Avenue, New York, NY 10022. As of March 31, 2001, Phoenix/Zweig was managing eleven funds with net assets of


                                           Phoenix-Zweig Government Cash Fund  5
approximately $1.1 billion and acting as adviser to two closed-end funds with more than $1.1 billion in assets. Phoenix/Zweig has been managing funds since 1986.

Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect Street, Hartford, CT 06115. PXP is a publicly-traded independent registered investment advisory firm, and has served investors for over 70 years. As of March 31, 2001, PXP had over $51.2 billion in assets under management.


Subject to the direction of the Trust's Board of Trustees, Phoenix/Zweig is responsible for managing the fund's investment program, selecting specific securities for the fund, and maintaining the general operations of the fund. Phoenix/Zweig manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix/Zweig a monthly investment management fee that is accrued daily against the value of the fund's net assets at the annual rate of 0.50%.

Zweig Consulting LLC ("Zweig Consulting"), a New York limited liability company, acts as the investment subadviser for all the funds of the Phoenix-Zweig Trust and is located at 900 Third Avenue, New York, NY 10022. Dr. Martin E. Zweig serves as President of Zweig Consulting and as President of the fund. Phoenix/Zweig pays Zweig Consulting a subadvisory fee of approximately $2,500,000 per annum allocated monthly for acting as subadviser to all of the funds of the Phoenix-Zweig Trust and the Phoenix-Euclid Funds.


During the fund's last fiscal year, the fund paid total management fees of $1,068,090.

The adviser has voluntarily agreed to assume operating expenses of the Government Cash Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until August 31, 2001 to the extent that such expenses exceed 0.35% of the average annual net assets of that fund.


PORTFOLIO MANAGEMENT

Beth Abraham has served as portfolio manager for the fund and as an Assistant Vice President of the Trust since 1995. Ms. Abraham's experience includes consulting to the mutual fund industry and acting as a Senior Compliance Examiner in the New York Regional Office of the Securities and Exchange Commission.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?
The fund attempts to maintain a stable share price of $1.00. In determining the fund's net asset value, the fund utilizes the amortized cost method of valuing its investments whereby


6  Phoenix-Zweig Government Cash Fund
investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. In general, the net asset value is calculated by:

         o  adding the values of all investments and other assets of the fund,

         o  subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities that are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

The net asset value per share of each class of the fund is determined as of 2:00 PM eastern time on each day the NYSE is open for trading.

AT WHAT PRICE ARE SHARES PURCHASED?
All investments received by the fund's authorized agents prior to 2:00 PM eastern time will be executed based on the net asset value as of 2:00 PM eastern time. Those received after 2:00 PM eastern time, will be executed based on the net asset value as of 2:00 PM eastern time on the next business day.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

The fund presently offers five classes of shares. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

THIS PROSPECTUS DESCRIBES ONLY CLASS M SHARES OF PHOENIX-ZWEIG GOVERNMENT CASH FUND. Other classes of shares are described in a separate prospectus.

Class M Shares of the fund are sold at net asset value without a sales charge.


                                           Phoenix-Zweig Government Cash Fund  7

Minimum INITIAL investments:

         o  $10,000.

         o $1,000 for service organizations whose clients have made aggregate minimum purchases of $1,000,000.

Minimum ADDITIONAL investments:

         o  There is no minimum for additional investments.

The Fund reserves the right to refuse a purchase order for any reason.

Purchase orders received by the transfer agent by 2:00 PM eastern time become effective and earn dividends that day, provided that payment is received in Federal funds by 4:00 PM eastern time. Purchase orders received by the transfer agent after 2:00 PM eastern time will begin to accrue dividends on the next business day.

THESE MINIMUMS DO NOT APPLY TO CLASS A, CLASS B, CLASS C, OR CLASS I SHARES.


----------------------------------- --------------------------------------------
                                     TO OPEN AN ACCOUNT
                                     (CLASS M SHARES ONLY)
----------------------------------- --------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may
                                     charge a fee and may set different
                                     minimum investments or limitations
                                     on buying shares.
----------------------------------- --------------------------------------------
 Through Sweep Programs              Customers of participating securities
                                     dealers and banks through which purchases
                                     and sales are made with the dealers and
                                     banks as agents. Call us at (800) 243-1574.
----------------------------------- --------------------------------------------
 Through the mail                    Complete a New Account Application and send
                                     it with a check payable to the fund. Mail
                                     them to: State Street Bank, ATTN:
                                     Phoenix-Zweig Government Cash Fund, P.O.
                                     Box 8301, Boston, MA 02266-8301.
----------------------------------- --------------------------------------------
 Through express delivery            Complete a New Account Application and send
                                     it with a check payable to the fund. Send
                                     them to: Boston Financial Data Services,
                                     Attn: Phoenix-Zweig Government Cash Fund,
                                     66 Brooks Drive, Braintree, MA 02184.
----------------------------------- --------------------------------------------
 By Federal Funds wire               Call us at (800) 243-1574.
----------------------------------- --------------------------------------------
 By Investo-Matic                    Complete the appropriate section on the
                                     application and send it with your initial
                                     investment payable to the fund. Mail them
                                     to: State Street Bank, ATTN: Phoenix-Zweig
                                     Government Cash Fund, P.O. Box 8301,
                                     Boston, MA 02266-8301.
----------------------------------- --------------------------------------------


8  Phoenix-Zweig Government Cash Fund

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund's Transfer Agent or an authorized agent. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees on Class M Shares. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

----------------------------------- --------------------------------------------
                                     TO SELL SHARES
                                     (CLASS M SHARES ONLY)
----------------------------------- --------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may
                                     charge a fee and may set different minimums
                                     on redemptions of accounts.
----------------------------------- --------------------------------------------
 Through Sweep Programs              Call us at (800) 243-1574.
----------------------------------- --------------------------------------------
 Through the mail                    Send a letter of instruction, with
                                     signature guarantees, and any share
                                     certificates (if you hold certificate
                                     shares) to: State Street Bank, ATTN:
                                     Phoenix-Zweig Government Cash Fund, P.O.
                                     Box 8301, Boston, MA 02266-8301. Be sure to
                                     include the registered owner's name, fund
                                     and account number, and number of shares or
                                     dollar value you wish to sell.
----------------------------------- --------------------------------------------
 Through express delivery            Send a letter of instruction and any share
                                     certificates (if you hold certificate
                                     shares) to: Boston Financial Data Services,
                                     Attn: Phoenix-Zweig Government Cash Fund,
                                     66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.

----------------------------------- --------------------------------------------
 By check                            Call us at (800) 243-1574.
----------------------------------- --------------------------------------------
 By telephone                        For sales up to $50,000, requests can be
                                     made by calling (800) 243-1574.
----------------------------------- --------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial


                                           Phoenix-Zweig Government Cash Fund  9
advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL
Send a clear letter of instructions with a signature guarantee and any applicable certificates.

If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.

The signature on your request must be guaranteed by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

REDEMPTIONS BY CHECK
You may establish a Check Service with State Street Bank and Trust Company. Checks must be in amounts of $500 or more. To obtain redemption checks, complete an application form which can be obtained by calling us at (800) 243-1574. When a check is presented for payment, State Street will redeem full and fractional shares in your account to cover the amount of the check. State Street will not honor a check for less than $500 or for an amount exceeding the value of your account at the time the check is presented. We reserve the right to impose a service charge for check redemptions, stop payment orders and returned checks.

SELLING SHARES BY TELEPHONE
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing. The maximum amount that may be redeemed by telephone is $50,000. The Transfer Agent will redeem shares and mail proceeds to shareholders on the same day for telephone redemptions received prior to 2:00 PM eastern time. Those received after 2:00 PM eastern time will be processed the next business day.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.


10  Phoenix-Zweig Government Cash Fund

AUTOMATICALLY THROUGH SWEEP PROGRAMS
Customers of participating securities dealers and banks may participate in sweep programs by which an account with the dealer or bank is coordinated with an account in the fund. Purchases and sales are made by the participating securities dealer or bank as agent of their customer. For further information about the sweep program, see the Statement of Additional Information or call us at (800) 243-1574.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

REDEMPTION OF SMALL ACCOUNTS
Due to the high cost of maintaining small accounts, if your account balance is less than $10,000, you may receive a notice requesting you to bring the balance up to $10,000 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.


INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $10,000.


                                           Phoenix-Zweig Government Cash Fund 11

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund declares dividends of all its net investment income and short-term capital gains and losses at 2:00 PM eastern time on each day the NYSE is open for trading. Distributions are reinvested at net asset value on the last business day of each month unless a shareholder elects to receive them in cash.

Distributions of income and short-term capital gains are taxable to shareholders as ordinary income, whether taken in cash or reinvested. (The fund does not expect to realize any long-term capital gains.) All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


12  Phoenix-Zweig Government Cash Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These tables are intended to help you understand the fund's financial performance over a five-year period. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the fund's financial statements, are included in the fund's most recent Annual Report, which is available upon request.


                                                                           CLASS M
                                                ----------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                  2000         1999        1998         1997         1996
                                                 ------       ------      ------       ------       ------
Net asset value, beginning of period              $1.00        $1.00       $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06         0.05        0.05         0.05         0.05
                                                 ------       ------      ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.06         0.05        0.05         0.05         0.05
                                                 ------       ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.06)       (0.05)      (0.05)       (0.05)       (0.05)
                                                 ------       ------      ------       ------       ------
Change in net asset value                            --           --          --           --           --
                                                 ------       ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00       $1.00        $1.00        $1.00
                                                 ======       ======      ======       ======       ======
Total return (1)                                   5.95%        4.77%       5.16%        5.22%        5.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $247,264     $146,314     $75,264        $56,599      $45,271
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                           0.41%        0.41%       0.41%        0.41%        0.40%
   Net investment income                           5.93%        4.71%       5.01%        5.09%        4.98%
-------------------------

(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 0.66%, 0.69%, 0.73% and 0.72% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.



                                          Phoenix-Zweig Government Cash Fund  13

--------------------------------------------------------------------------------



                                                                               CLASS A
                                                ------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                  2000         1999        1998         1997         1996
                                                 ------       ------      ------       ------       ------
Net asset value, beginning of period              $1.00        $1.00       $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06         0.04        0.05         0.05         0.05
                                                 ------       ------      ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.06         0.04        0.05         0.05         0.05
                                                 ------       ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.06)       (0.04)      (0.05)       (0.05)       (0.05)
                                                 ------       ------      ------       ------       ------
Change in net asset value                            --           --          --           --           --
                                                 ------       ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00       $1.00        $1.00        $1.00
                                                 ======       ======      ======       ======       ======
Total return(1)                                    5.70%        4.52%       4.91%        4.97%        4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $4,273       $6,110      $8,290       $2,472       $3,360
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                           0.65%        0.65%       0.65%        0.65%        0.65%
   Net investment income                           5.62%        4.41%       4.75%        4.85%        4.73%



                                                                             CLASS B
                                                --------------------------------------------------------------
                                                                                                     FROM
                                                                                                   INCEPTION
                                                                 YEAR ENDED DECEMBER 31,           4/8/96 TO
                                                  2000         1999        1998         1997       12/31/96
                                                 ------       ------      ------       ------      ---------
Net asset value, beginning of period              $1.00        $1.00       $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.05         0.04        0.04         0.04         0.03
                                                 ------       ------      ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.05         0.04        0.04         0.04         0.03
                                                 ------       ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.05)       (0.04)      (0.04)       (0.04)       (0.03)
                                                 ------       ------      ------       ------       ------
Change in net asset value                            --           --          --           --           --
                                                 ------       ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00       $1.00        $1.00        $1.00
                                                 ======       ======      ======       ======       ======
Total return(1)                                    4.98%        3.80%       4.18%        4.24%        3.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $4,661       $4,650      $1,738         $336          $33
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                           1.35%        1.35%       1.35%        1.35%        1.35%(2)
   Net investment income                           4.96%        3.80%       3.97%        4.15%        4.03%(2)
------------------------

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.09%, 1.30%, 1.74% and 1.31% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99%, 2.51%, 3.70%, 7.49% and 1.95% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.



14  Phoenix-Zweig Government Cash Fund

--------------------------------------------------------------------------------


                                                                               CLASS C
                                               -------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                  2000         1999        1998         1997         1996
                                                 ------       ------      ------       ------       ------
Net asset value, beginning of period              $1.00        $1.00       $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06         0.04        0.05         0.05         0.05
                                                 ------       ------      ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.06         0.04        0.05         0.05         0.05
                                                 ------       ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.06)       (0.04)      (0.05)       (0.05)       (0.05)
                                                 ------       ------      ------       ------       ------
Change in net asset value                            --           --          --           --           --
                                                 ------       ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00       $1.00        $1.00        $1.00
                                                 ======       ======      ======       ======       ======
Total return(1)                                    5.70%        4.52%       4.91%        4.97%        4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $3,886       $5,982      $6,624       $2,661       $4,535
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                           0.65%        0.65%       0.65%        0.65%        0.65%
   Net investment income                           5.64%        4.43%       4.73%        4.85%        4.73%





                                                                             CLASS I
                                                -----------------------------------------------------------------
                                                                                                    FROM
                                                                                                  INCEPTION
                                                                YEAR ENDED DECEMBER 31,            11/1/96
                                                  2000         1999        1998         1997       12/31/96
                                                 ------       ------      ------       ------      ---------
Net asset value, beginning of period              $1.00        $1.00       $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.06         0.05        0.05         0.05         0.01
                                                 ------       ------      ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              0.06         0.05        0.05         0.05         0.01
                                                 ------       ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.06)       (0.05)      (0.05)       (0.05)       (0.01)
                                                 ------       ------      ------       ------       ------
Change in net asset value                            --           --          --           --           --
                                                 ------       ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $1.00        $1.00       $1.00        $1.00        $1.00
                                                 ======       ======      ======       ======       ======
Total return(1)                                    6.01%        4.83%       5.23%        5.28%        0.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $3,171       $2,146      $2,884         $100       $1,401
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                           0.35%        0.35%       0.35%        0.35%        0.35%(2)
   Net investment income                           5.94%        4.73%       5.15%        5.15%        5.03%(2)
----------------------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.35%, 1.38%, 1.65% and 1.25% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively. (5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.14%, 0.67%, 1.47%, 0.82% and 0.73% for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.



                                          Phoenix-Zweig Government Cash Fund  15

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

The fund has filed a Statement of Additional Information, dated May 1, 2001 with the Securities and Exchange Commission. The Statement contains more detailed information about the fund. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the
Statement:

         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or

         o  by calling (800) 243-4361.

You may also obtain information about the fund from the Securities and Exchange
Commission:

         o  through its internet site (http://www.sec.gov),

         o  by visiting its Public Reference Room in Washington, DC,

         o by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

         o  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SHAREHOLDER REPORTS

The Trust semiannually mails to its shareholders detailed reports containing information about the fund's investments. The Trust's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the Trust's performance from January 1 through December
31. You may request a free copy of the Trust's Annual and Semiannual Reports:

         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or

         o  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 2-93538 and 811-04116       [recycle logo] Printed on recycled
                                                         paper using soybean ink


16 Phoenix-Zweig Government Cash Fund

       PHOENIX EQUITY PLANNING CORPORATION
       PO Box 150480
       Hartford CT 06115-0480




[logo] PHOENIX
       INVESTMENT PARTNERS


       For more information about
       Phoenix mutual funds, please call
       your financial representative or
       contact us at 1-800-243-4361 or
       www.phoenixinvestments.com.



       PXP 1197 (5/01)

                                                                     [VERSION B]

                               PHOENIX-ZWEIG TRUST
                       PHOENIX-ZWEIG GOVERNMENT CASH FUND
                                 CLASS M SHARES

                          900 Third Avenue, 31st Floor
                            New York, New York 10022


                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

   This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix-Zweig Government Cash Fund (the "Fund"), dated May 1, 2001, which describes the Class M Shares of the Fund, and should be read in conjunction with it. This Statement of Additional Information describes the Class M Shares of the Fund only. Class M Shares currently have no exchange feature, and may not be exchanged for Class A, Class B, Class C or Class I Shares of the Fund, or shares of any other fund of the Phoenix-Zweig Trust (the "Trust") or any other Affiliated Phoenix Fund. The Fund's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-1574 or by writing to Equity Planning at 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480.


                                TABLE OF CONTENTS

                                                                           PAGE


The Trust ................................................................    1
Investment Restrictions ..................................................    1
Investment Techniques and Risks ..........................................    2
Performance Information...................................................    2
Performance Comparisons ..................................................    3
Services of the Advisers .................................................    3
Determination of Net Asset Value .........................................    4
How to Buy and Sell Shares ...............................................    5
Tax Sheltered Retirement Plans ...........................................    6
The Distributor and Distributions Plans ..................................    6
Management of the Trust ..................................................    8
Additional Information ...................................................   12



                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-1926
                    Telecommunications (TTY): (800) 243-1926


PXP1203 (5/01)

                                    THE TRUST

   The Trust is an open-end management investment company which was organized in 1984 as a Massachusetts business trust, then reorganized as a Delaware business trust in 1996.

   The Fund's Prospectus describes the investment objectives of the Phoenix-Zweig Government Cash Fund (the "Fund"), and summarizes the investment policies and investment techniques the Fund will employ in seeking to achieve its investment objective. The Funds' investment objectives are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. The following discussion supplements the description of the Fund's investment policies and investment techniques in the Prospectus.

                             INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. However, these policies may be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for any or all of the Funds (i.e., a structure under which a particular Fund acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies).

     The Fund may not:

     (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities), except that the Government Cash Fund may invest more than 25% of its assets in instruments issued by domestic banks.

     (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and
(ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

     (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by a SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

     (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

     (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

     (8) Make loans, except that the Fund may (i) lend portfolio securities,
(ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

                         INVESTMENT TECHNIQUES AND RISKS

   The Fund may utilize the following practices or techniques in pursuing its investment objectives.

REPURCHASE AGREEMENTS

   Repurchase agreements involve purchases of securities by the Fund. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller who also simultaneously agrees to buy back the security at a fixed price and time. This assumes a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. The Fund intends to invest more than 20% of its assets in repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities and only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. The Fund's repurchase agreements must be fully backed by collateral (U.S. Government securities) that is marked to market, or priced, each day.

U.S. TREASURY ISSUES

   The Fund may invest in U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an act of Congress, such as the Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service. Some of these securities, such as Federal Housing Administration debenture obligations, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Fund will not invest in obligations of the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, or the Inter-American Development Bank, or in FHA or VA pooled mortgages.

                             PERFORMANCE INFORMATION

   From time to time, the Trust determines a current yield and effective yield for each class of shares of the Fund. For a further discussion of how the Trust calculates yield, see "Pricing of Fund Shares" in the Prospectus.

   The effective yield is an annualized yield based on a compounding of the unannualized base period return. The effective yield will be slightly higher than the yield or seven-day current yield because of the compounding effect of the assumed reinvestment.

   These yields are each computed in accordance with a standard method prescribed by the rules of the Commission, by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized base period return equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

                          Net Change in Account Value     365
         Current Yield =  ---------------------------  X  ---
                           Beginning Account Value         7


                                                    365
         Effective Yield = [(1 + Base Period Return)--- ] - 1
                                                     7

   For the seven days ended December 31, 2000, the Fund's current and effective (compounded) yields were 6.12% and 6.31% respectively, for Class M Shares; 5.89% and 6.06%, respectively, for Class A Shares; 5.19% and 5.32%, respectively, for Class B Shares; 5.88% and 6.06%, respectively, for Class C Shares; and 6.18% and 6.38%, respectively, for Class I Shares.


   Yield is a function of portfolio quality and composition, portfolio maturity and operating expenses. Yields fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments or other investment companies that may use a different method of calculating yield.

   The investment results of the Class M, Class A, Class B, Class C and Class I Shares of the Fund will tend to fluctuate over time, so that historical yields, current distributions and total returns should not be considered representations of what an investment may earn in any future period. Actual dividends will tend to reflect changes in market yields, and will also depend upon the level of a Class or the Fund's expenses, realized or unrealized investment gains and losses, and the results of the Fund's investment policies. Thus, at any point in time, investment yields, current distributions or total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.

                             PERFORMANCE COMPARISONS

   The Trust, a Fund or Class of a Fund may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and rating services such as Morningstar, Inc. Additionally, the Trust or a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poor's The Outlook, Investor's Daily and Personal Investor. The total return may be used to compare the performance of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

                            SERVICES OF THE ADVISERS


   Phoenix/Zweig Advisers LLC ("Phoenix/Zweig") (formerly Zweig/Glaser Advisers
LLC) is the investment adviser to the Fund and is located at 900 Third Avenue, New York, NY 10022. As of March 31, 2001, Phoenix/Zweig was managing eleven funds with net assets of approximately $1.1 billion and two closed-end funds with assets in excess of $1.1 billion. Phoenix/Zweig has been managing funds since September 1989.

   Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. (`PXP"), a Delaware corporation, located at 56 Prospect St., Hartford, CT 06115. PXP is an independent registered investment advisory firm and has served investors for over 70 years. As of March 31, 2001, PXP had approximately $51.2 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco, Phoenix/Zweig in New York; Walnut Asset Management, LLC in Philadelphia; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL, and Scotts Valley, CA, respectively.


   Overall responsibility for the management and supervision of the Trust and the Fund rests with the Trustees of the Phoenix-Zweig Trust (the "Trustees"). Phoenix/Zweig's services under its Management Agreement are subject to the direction of the Trustees.

   The Management Agreement will continue in effect for two years if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Management Agreement was last approved by the Trustees on January 12, 1999 and by the shareholders on February 25, 1999.

   The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

   Pursuant to the Management Agreement, the Adviser: (a) supervises and assists in the management of the assets of the Fund, furnishes the Fund with research, statistical and advisory services and provides regular reports to the Trustees;
(b) provides advice and assistance with the operations of the Trust, compliance support, preparation of the Trust's registration statements, proxy materials and other documents and advice and assistance of the Adviser's General Counsel; (c) makes investment decisions for the Trust; (d) ensures that investments follow the investment objective, strategies, and policies of the Fund and comply with government regulations; (e) selects brokers and dealers to execute transactions for the Fund; and (f) furnishes office facilities, personnel necessary to provide advisory services to the Fund, personnel to serve without salaries as officers or agents of the Trust and compensation and expenses of any Trustees who are also full-time employees of the Adviser or any of its affiliates.

   The Fund's Subadviser is Zweig Consulting, LLC ("Zweig"). Its principal offices are located at 900 Third Ave., New York, NY 10022. Zweig's services under the Servicing Agreement are subject to the direction of both the Trustees and Phoenix/Zweig. Under a Servicing Agreement with Phoenix/Zweig, Zweig's duties to the Fund include promoting the interests of the Trust and research and analysis.

   In managing the assets of the Fund, the Adviser furnishes continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. More specifically, the Adviser determines from time to time what securities shall be purchased for the Fund and what securities shall be held or sold by the Fund. The Subadviser provides information that assists the Adviser in determining dollar-weighted average portfolio maturity. Both the Subadviser and Adviser are subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Fund, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. To carry out such determinations, the Adviser places order for the investment and reinvestment of the Fund's assets.

   The Trust pays the Adviser for its services pursuant to the Management Agreement a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund.


   For services to the Fund during the fiscal years ended December 31, 1997, 1998 and 1999, the Adviser received fees of $433,374, $827,398 and $1,068,090, respectively.

   The Adviser has voluntarily undertaken to limit the expenses of the Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2001 to 0.35% of its average daily net assets. During the years ended December 31, 1998, 1999 and 2000, the Adviser's reimbursements to the Fund aggregated $296,837, $489,015, and $625,822 respectively. The Adviser reserves the right to discontinue this policy at any time after August 31, 2001.


   The Adviser may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Trust. The Distributor or its affiliates may provide the Adviser (without charge to the Trust) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to certain assets of the Trust.

   The Trust, its Adviser and Subadviser, and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order.

                        DETERMINATION OF NET ASSET VALUE

   The net asset value per share of each class of shares is determined as of 2:00 p.m. eastern time and as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 PM eastern time) on each day that the NYSE is open. The NYSE is closed on the following holidays (or the weekdays on which these holidays are celebrated when they fall on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   The Board of Trustees ("the Board") has determined that it is in the best interests of the Fund and its shareholders to seek to maintain a stable net asset value per share, and that the appropriate method for valuing portfolio securities is the amortized cost method, provided that such method continues to fairly reflect the market-based net asset value per share. The Board shall continuously review this method of valuation and make changes that may be necessary to assure that the Fund's instruments are valued at their fair value as determined by the Board in good faith.

   The Board has determined that the Fund will comply with the conditions of Rule 2a-7 under the Act regarding the amortized cost method of valuing portfolio securities. Under Rule 2a-7, the Board is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share of the Fund for purposes of distribution and redemption, at $1.00 per share. These procedures include periodically monitoring, as the Board deems appropriate, at such intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon available indications of market value. The Board will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the amortized cost value and the market value per share. The Board will take such steps as it considers appropriate (e.g., redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends, or utilizing a net asset value per share determined by using market quotations) to minimize any material dilution or other unfair results that might arise from differences between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon market value.

   Rule 2a-7 requires that a dollar-weighted average portfolio maturity of not more than 90 days, appropriate to the objective of maintaining a stable net asset value of $1.00 per share, be maintained, and precludes the purchase of any instrument with a remaining time to maturity of more than 397 calendar days. However, the underlying securities used as collateral for repurchase agreements are not subject to these restrictions, because a repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is deemed to occur. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in a manner that will reduce such average maturity to 90 days or less as soon as reasonably practicable. Rule 2a-7 also requires the Fund to limit its investments to instruments that the Board determines present minimal credit risks and that have been given one of the two highest rating categories by nationally recognized statistical rating organizations, or, in the case of instruments that are not so rated, are of comparable quality as determined under procedures established by the Board.

   It is the normal practice of the Fund to hold portfolio securities to maturity and realize their par values, unless a prior sale or other disposition thereof is mandated by redemption requirements or other extraordinary circumstances. A debt security held to maturity is redeemable by its issuer at its principal amount plus accrued interest. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund (computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above) may tend to be higher than a similar computation made by utilizing a method of valuation based upon market prices and estimates. The Fund may, to a limited extent, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if the Adviser believes such disposition advisable, or necessary to generate cash to satisfy redemptions. In such cases, the Fund may realize a gain or loss.

   Class M Shares are entitled to dividends as declared by the Board and, on liquidation of the Fund, are entitled to receive their share of the net assets of the Fund. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

                           HOW TO BUY AND SELL SHARES

   Reference is made to the materials in the Prospectus under the headings "How to Buy Shares" and "How to Redeem Shares," which describe the methods of purchase and redemption of Fund shares. The following is additional information related to certain of those methods. Class M Shares are not exchangeable with any of the Phoenix-Zweig Funds or any other Affiliated Phoenix Fund.

SWEEP PROGRAMS

   Class M Shares of the Fund may be purchased through certain participating securities dealers and/or banks (Institutions) which have established sweep programs under which cash in their customers' accounts may be automatically invested in the Fund. The customers' rights under these programs are governed by the provisions of the particular Institution's program and the details of the programs vary. The description below, while generally followed, should be considered as illustrative of how such programs work, but may not be true of a particular program.

   Typically, in these programs each participating customer, pursuant to an agreement executed with a particular Institution, becomes the beneficial owner of specific shares of the Fund which may be purchased, redeemed and held by the Institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The participating Institution holds shares registered in its name, as agent for the customer, on the books of the Fund. A statement regarding the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer normally are available to the customer promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Trust with regard to the shares. The customer's shares are fully assignable and may be encumbered by the customer. The sweep agreement can be terminated by the customer at any time, without affecting beneficial ownership of the shares. In order to obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum is not maintained. In general, the automatic investment in shares of the Fund occurs on the same day that withdrawals are made from the customer's account by the participating Institution, but there may be a greater time lag between the removal of funds from an account and their investment in shares of the Fund. Depending on the particular program of the participating Institution, the customer may or may not earn interest on the funds being swept during this lag.

   All agreements which relate to the service are with the participating Institution. Neither the Distributor nor the Fund is a party to any of those agreements and no part of the compensation received by the participating Institution flows to the Fund or to the Distributor or to any of their affiliates either directly or indirectly. Information concerning those programs and any related charges or fees is provided by the particular Institution prior to purchases of the Class M Shares. Any fees charged by a participating Institution effectively reduces the Fund's yield for those customers.

   If a participating bank were prohibited from offering the sweep program, it is expected that customers of the participating bank who seek to invest in the Fund would have to purchase and redeem shares directly through the Fund's transfer agent, State Street Bank and Trust Company.

CHECK SERVICE

   An investor may request in writing that the Fund establish a check service ("Check Service") with Equity Planning as agent to draw against the investor's Fund account. Upon receipt of such request, the Fund will provide checks ("Checks"). Checks may be made payable to the order of anyone in an amount of $500 or more. Class M Shares held under retirement plans or IRAs are not eligible for the Check Service. The Check Service is subject to Equity Planning's customary rules and regulations governing checking accounts, and the Fund and Equity Planning each reserve the right to change or suspend the Check Service. The Check Service may be discontinued at any time or for any investor. The Check Service does not create a checking or other bank account relationship between the shareholder and Equity Planning or the Fund.

   When a Check is presented to Equity Planning for payment, through normal banking channels, Equity Planning, as the investor's agent, causes the Fund to redeem at the net asset value a sufficient number of full and fractional Class M Shares to cover the amount of the Check. If there is an insufficient number of shares in your account, the Check is marked insufficient funds and is returned unpaid to the presenting bank. Checks will only clear Equity Planning if drawn against funds which have been invested for at least 15 days, except for wire investments. Cancelled (paid) Checks are returned to you; however, this practice may be discontinued in the future or a charge for such service may be imposed. By requesting the Check Service, you agree to indemnify and hold harmless Equity Planning, the Fund, and any of their agents from any liability for honoring Checks or for effecting or facilitating redemptions pursuant to the Check Service or for returning Checks which have not been accepted. The Check Service enables you to receive the daily dividends declared on the shares to be redeemed until the day that the Check is presented to Equity Planning for payment. Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using the Check Service.

   The Fund reserves the right in its sole discretion to reject any purchase order in whole or in part for any reason that it deems sufficient and to change the minimum investment and subsequent purchases in the Fund.

   No stock certificates will be issued unless specifically requested in writing by an investor. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning at (800) 243-1574 for further information about the plans.

                     THE DISTRIBUTOR AND DISTRIBUTION PLANS

   Pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"), Phoenix Equity Planning Corporation ("Equity Planning" or the "Distributor") acts as distributor of the Trust's shares. The Distribution Agreement naming Equity Planning as Distributor was last approved by the Trustees on January 12, 1999.

   The Trust has adopted a separate Rule 12b-1 Plan for the Class M Shares (the "Class M Plan"). The Class M Plan provides that the Distributor may enter into Service Agreements with securities dealers, financial institutions, banks, and other industry professionals for distribution, promotion and administration of and/or servicing investors in Class M Shares. Service payments under the Class M Plan are paid in equal amounts by the Fund and the Adviser, or the Fund and the Adviser reimburse the Distributor equally for service payments to a service organization, in an amount not exceeding 0.30% per annum of the average daily net asset value of the Class M Shares. The Class M Plan also provides that the Fund will pay the costs and expenses connected with the printing and distribution of the Fund's prospectuses, shareholder reports, and any promotional material for other than current Fund shareholders, in an amount not to exceed $100,000 per annum. The Trust has also adopted a distribution plan for the Class A and

Class C Shares, and for the Class B Shares of the Fund (the "Class A and Class C and Class B Plans"), in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares subject to the Class A and C and Class B Plans pays a service fee at the rate of 0.25% per annum of the daily average net assets of such class and a distribution fee based on average daily net assets at the following rates: for Class A Shares, 0.05% per annum; for Class B Shares, 0.75% per annum, and for Class C Shares, 0.05% per annum.

   A report of the amounts expended under the Class M Plan and the Class A and Class C and Class B Plans (collectively, the "Plans") must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class of a Series, by vote of a majority of the shares of such Class. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons. If the Plans are terminated (or not renewed) with respect to one or more Classes of shares, they may continue in effect with respect to any Class or Fund as to which they have not been terminated (or have been renewed).

   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Fund's net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above. The continuance of the Plan was last approved by the Board of Trustees, including a majority of the Qualified Trustees, at a meeting held on February 28, 2000. The adoption of the Class M Plan was approved by the Board of Trustees at a meeting held on December 14, 1993, and was approved by the initial shareholders of the Class M Shares on April 25, 1994. Prior to approving the continuance of the Plan and the adoption of the Class M Plan, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Plans. In making its determination to continue the Plan, the Board considered, among other factors: (1) the Trust's experience under the Plan and the previous Rule 12b-1 Plan for the Class A Shares of the Trust, and whether such experience indicates that the Plans would operate as anticipated;
(2) the benefits the Trust had obtained under the Plan and the previous Class A Rule 12b-1 Plan and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon its review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plan would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.

   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.

                             MANAGEMENT OF THE TRUST

   The Trustees have responsibility for management of the business of the Trust. The officers of the Trust are responsible for its day to day operations. Set forth below is certain information concerning the Trustees and officers.

TRUSTEES AND OFFICERS

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------
James Balog (72)                        Trustee                   Retired; Director and Member of the Audit, Investment, Stock
2205 N. Southwinds Blvd.                                          Option and Compensation Committees of Transatlantic Holdings,
Vero Beach, FL 32963                                              Inc. (reinsurance); Director and Member of the Executive
                                                                  Committee of Elan, Plc (pharmaceuticals); Director and Member of the Executive and Investment & Credit Committees of Great
                                                                  West Life and Annuity Insurance Company; Trustee of the
                                                                  Phoenix-Euclid Funds. Former Director, Chairman of the Audit
                                                                  Committee and Member of the Executive Committee of A.L. Pharma,
                                                                  Inc. (health care); Chairman of 1838 Investment Advisors, L.P.
                                                                  and Chairman of Lambert Brussels Capital Corporation
                                                                  (investments). Former Member of the Technical Advisory Board of
                                                                  Galen Partners (health care).

Claire B. Benenson (82)                 Trustee                   Consultant on Financial Conferences, The New School for Social
870 U.N. Plaza                                                    Research. Director of The Burnham Fund Inc. and Trustee of the
New York, NY 10017                                                Phoenix-Euclid Funds. President of the Money Marketeers of New
                                                                  York University. Trustee of Simms Global Fund. Former Director
                                                                  of Zweig Cash Fund Inc. and Director of Financial Conferences
                                                                  and Chairman, Department of Business and Financial Affairs, The
                                                                  New School for Social Research.

S. Leland Dill (71)                     Trustee                   Trustee and Chairman of the Audit Committee of Deutsche Asset
5070 North Ocean Dr.                                              Management mutual funds. Trustee, Phoenix-Euclid Funds. Former
Singer Island, FL 33404                                           Director and Chairman of the Audit Committee of Coutts & Co.
                                                                  Trust Holdings Limited, Coutts & Co. Group, Coutts & Co.
                                                                  International (USA) (private banking). Former partner of Peat
                                                                  Marwick Mitchell & Co. and Director of Zweig Cash Fund Inc. and
                                                                  Vintners International Company, Inc. (winery).




                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

*Philip R. McLoughlin(54)               Trustee                   Chairman (1977-present), Director (1995-present), Vice Chairman
 56 Prospect Street                                               (1995-1997) and Chief Executive Officer (1995-present), Phoenix
 Hartford, CT 06115                                               Investment Partners, Ltd. Director (1994-present) and Executive
                                                                  Vice President, Investments (1998-present), Phoenix Home Life
                                                                  Mutual Insurance Company. Director/Trustee and President, Phoenix
                                                                  Funds (1989-present). Trustee and President, Phoenix-Aberdeen
                                                                  Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                                  (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                                  Inc. (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                                  Trust Inc. (1995-present). Trustee, Phoenix-Seneca Funds
                                                                  (1999-present). Chairman, Phoenix-Zweig Trust (2000-present).
                                                                  Director (1983-present) and Chairman (1995-present), Phoenix
                                                                  Investment Counsel, Inc. Director (1984-present) and President
                                                                  (1990-1999), Phoenix Equity Planning Corporation. Chairman and
                                                                  Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                  (1999-present). Director, PXRE Corporation (Delaware)
                                                                  (1985-present) and World Trust Fund (1991-present). Director and
                                                                  Executive Vice President, Phoenix Life and Annuity Company
                                                                  (1996-present). Director and Executive Vice President, PHL
                                                                  Variable Insurance Company (1995-present). Director, Phoenix
                                                                  Charter Oak Trust Company (1996-present). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-present). Director
                                                                  (1992-present) and President (1992-1994), W.S. Griffith & Co.,
                                                                  Inc. Director, PHL Associates Inc. (1995-present).


Donald B. Romans (70)                   Trustee                   President of Romans & Company, (private investors and financial
233 East Wacker Dr.                                               consultants); Director of the Burnham Fund Inc. and Trustee of
Chicago, IL 60601                                                 the Phoenix-Euclid Funds. Former Consultant to and Executive
                                                                  Vice President and Chief Financial Officer of Bally
                                                                  Manufacturing Corporation, and Director of Zweig Cash Fund Inc.

Martin E. Zweig (58)                    President                 President of the Subadviser; President of Phoenix-Euclid Funds;
900 Third Avenue                                                  Chairman of the Board and President of The Zweig Total Return
New York, NY 10022                                                Fund, Inc. and The Zweig Fund, Inc.; Managing Director of
                                                                  Zweig-DiMenna Associates LLC; President of Zweig-DiMenna
                                                                  International Managers, Inc.; Zweig-Di Menna Associates, Inc.
                                                                  and Gotham Advisors, Inc.; Member of the Undergraduate
                                                                  Executive Board of the Wharton School, University of
                                                                  Pennsylvania; Trustee, Manhattan Institute. Former President of
                                                                  Zweig Cash Fund Inc. Former President and Director of Zweig
                                                                  Advisors Inc., Zweig Total Return Advisors, Inc. and Zweig
                                                                  Securities Advisory Services Inc. General Partner of Zweig
                                                                  Katzen Investors, L.P.; Former Chairman of the Adviser and
                                                                  Euclid Advisors LLC.

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

Michael E. Haylon (43)                  Executive Vice            Director and Executive Vice President, Investments, Phoenix
56 Prospect Street                      President                 Investment Partners, Ltd. (1995-present). Executive Vice
Hartford, CT 06115                                                President, Phoenix/Zweig Advisers LLC (1999-present). Director
                                                                  (1994-present), President (1995-present), Executive Vice
                                                                  President (1994-1995), Vice President (1991-1994), Phoenix
                                                                  Investment Counsel, Inc. Director, Phoenix Equity Planning
                                                                  Corporation (1995-present). Executive Vice President, Phoenix
                                                                  Funds (1993-present), Phoenix-Aberdeen Series Fund
                                                                  (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                                  Executive Vice President (1997-present), Vice President
                                                                  (1996-1997), Phoenix Duff & Phelps Institutional Mutual Funds.


William R. Moyer (56)                   Executive Vice            Executive Vice President and Chief Financial Officer
56 Prospect Street                      President                 (1999-present), Senior Vice President and Chief Financial
Hartford, CT 06115                                                Officer, Phoenix Investment Partners, Ltd. (1995-1999).
                                                                  Director (1998-present), Senior Vice President, Finance
                                                                  (1990-present), Chief Financial Officer (1996-present), and
                                                                  Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning
                                                                  Corporation. Director (1998-present), Senior Vice President
                                                                  (1990-present), Chief Financial Officer (1996-present) and
                                                                  Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                  Senior Vice President and Chief Financial Officer, Duff & Phelps
                                                                  Investment Management Co. (1996-present). Vice President,
                                                                  Phoenix Funds (1990-present), Phoenix-Duff & Phelps
                                                                  Institutional Mutual Funds (1996-present), Phoenix-Aberdeen
                                                                  Series Fund (1996-present). Executive Vice President,
                                                                  Phoenix-Seneca Funds (2000-present).


John F. Sharry (49)                     Executive Vice            President, Retail Division (1999-present), Executive Vice
56 Prospect Street                      President                 President, Retail Division (1997-1999), Phoenix Investment
Hartford, CT 06115                                                Partners, Ltd. Managing Director, Retail Distribution, Phoenix

                                                                  Equity Planning Corporation (1995-1997). Executive Vice
                                                                  President, Phoenix Funds, Phoenix-Aberdeen Series Funds
                                                                  (1998-present) and Phoenix-Seneca Funds (2000-present).

Carlton Neel (32)                       Senior Vice President     First Vice President of Phoenix/Zweig Advisers LLC. Former Vice
900 Third Avenue                                                  President of Zweig Advisors Inc. and Zweig Total Return
New York, NY 10022                                                Advisors, Inc. Former Vice President of J.P. Morgan & Co., Inc.


Barry Mandinach (45)                    First Vice President      Executive Vice President of PXP Securities Corp., Senior Vice
900 Third Avenue                                                  President of Phoenix/Zweig Advisers LLC. and Euclid Advisors
New York, NY 10022                                                LLC, and First Vice President of the Phoenix-Euclid Funds.


Beth Abraham (44)                       Assistant Vice President  Assistant Vice President of Phoenix/Zweig Advisers LLC and the
900 Third Avenue                                                  Phoenix-Euclid Funds. Former self-employed consultant to the
New York, NY 10022                                                mutual fund industry.


David O'Brien (36)                      Assistant Vice President  Assistant Vice President of Phoenix-Euclid Funds. Co-Portfolio
900 Third Avenue                                                  Manager of Phoenix-Euclid Market Neutral Fund and Phoenix-Zweig
New York, NY 10022                                                Appreciation Fund (2000-present). Assistant Portfolio Manager of the Phoenix-Zweig Strategy Fund and Phoenix-Zweig Growth &
                                                                  Income Fund. Formerly, Assistant Vice President, PaineWebber
                                                                  (1993-1998).

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------
Marc Baltuch (55)                       Secretary                 Director and President of Watermark Securities, Inc. Secretary
900 Third Avenue                                                  of Phoenix-Euclid Funds; Assistant Secretary of Gotham
New York, NY 10022                                                Advisors, Inc. Former First Vice President of the Phoenix/Zweig
                                                                  Advisers LLC and of Phoenix-Euclid Advisors LLC; Secretary of
                                                                  Zweig Cash Fund Inc. Former First Vice President, Chief
                                                                  Compliance Officer and Secretary of PXP Securities Corp.

Nancy G. Curtiss (48)                   Treasurer                 Vice President, Fund Accounting (1994-2000) and Treasurer
56 Prospect Street                                                (1996-2000), Phoenix Equity Planning Corporation. Treasurer,
Hartford, CT 06115                                                Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                                                  Institutional Mutual Funds (1996-present), Phoenix-Aberdeen
                                                                  Series Fund (1996-present), and Phoenix-Seneca Funds
                                                                  (2000-present).

   *"Designates a trustee who is an interested person of the trust within the meaning of the 1940 Act.

COMPENSATION OF TRUSTEES AND OFFICERS


   For the fiscal year ended December 31, 2000, the fees and expenses of disinterested trustees, as a group, were $75,500. Those trustees and officers of the Trust who are affiliated with the Subadviser or the Adviser are not separately compensated for their services as trustees or officers of the Trust. The Trust currently pays each of its disinterested trustees a fee of $5,000 per year, plus $1,500 per meeting attended ($500 per phone meeting) and reimburses their expenses for attendance at meetings, all of which is prorated on the basis of the assets of each fund. In addition, each such trustee receives a fee of $1,000 per year from each fund. Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Except as set forth above, the trustees shall continue to hold office and may appoint their successors.


   For the Trust's last fiscal year, the Trustees received the following compensation:

                                                          PENSION OR                                TOTAL COMPENSATION FROM
                                  AGGREGATE           RETIREMENT BENEFITS           ESTIMATED          THE TRUST AND FUND
                                COMPENSATION            ACCRUED AS PART          ANNUAL BENEFITS        COMPLEX (2 FUNDS)
         NAME                  FROM THE TRUST          OF TRUST EXPENSES         UPON RETIREMENT        PAID TO TRUSTEES
--------------------           --------------         --------------------       ---------------    ------------------------
James Balog                        $18,000                                                                  $23,500
Claire B. Benenson                 $19,500                    None                     None                 $25,750
S. Leland Dill                     $19,500                  for any                  for any                $25,750
Philip R. McLoughlin                     0                  Trustee                  Trustee                      0
Donald B. Romans                   $18,500                                                                  $23,500

---------------------
   *"Interested Person" as defined under the Investment Company Act.

   At April 4, 2001, except for Dr. Martin E. Zweig, the Trustees and officers as a group owned less than 1% of any Class of any Fund of the Trust.


PRINCIPAL SHAREHOLDERS


   The following table sets forth information as of April 5, 2001 with respect to each person who beneficially or of record owns 5% or more of any class of the Fund's equity securities.

NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------
Dean Witter for the Benefit of                  Government Cash Fund Class A                 5.73%
FBO Stephen J. Weddel, M.D., PC, PSP
P.O. Box 250 Church Street Station
New York, NY  10008-0250

Hare & Co.                                      Government Cash Fund Class M                26.16%
Bank of New York
Attn. Stif/Master Note
1 Wall Street, Fl. 2
New York, NY  10005-2501

                                       11

NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------
Edward D. Jones and CO F/A/O                    Government Cash Fund Class C                 6.17%
Detrek Engineering Inc.
Retirement Plan
P.O. Box 2500
Maryland Heights, MO  63043-8500

Salomon Smith Barney Inc.                       Government Cash Fund Class B                 9.66%
333 West 34th Street - 3rd Fl.
New York, NY  10001

Nicholas Schaus                                 Government Cash Fund Class A                 9.21%
Barbara D. Schaus JT TEN
137 Anchor Drive
Vero Beach, FL  32963-2941

William J. Ragen, Ttee                          Government Cash Fund Class C                 7.88%
WRL Inc. PSP Tr
111 W. Jackson Boulevard, Ste. 1144
Chicago, IL 60604-3502

Prudential Securities FBO                       Government Cash Fund Class C                 6.66%
Stanley E. Coleby
Sharon A. Coleby  JTWROS
2432 Briar Creek Circle
Salt Lake City, UT  84117-4575

State Street Bank & Trust                       Government Cash Fund Class C                 9.51%
Cust for the IRA Rollover of Rana J. Khan
3722 Augusta Lane
Elkhart, IN  46517-3854

Martin E. Zweig & Jeffrey Perry Ttee            Government Cash Fund Class I                32.85%
Zweig-DiMenna Associates, Inc.
Retirement Trust MPP
Attn. Michael Link
900 Third Avenue, Fl. 31
New York, NY  10022-4728

Martin Zweig Ttee                               Government Cash Fund Class I                64.79%
Marty & Barbara Zweig
Foundation Inc.
900 Third Avenue, Fl. 31
New York, NY  10022-4728

Martin Zweig                                    Government Cash Fund Class M                 6.41%
Tax Account
900 Third Avenue, Fl. 30
New York, NY  10022-4728

Martin E. Zweig  Personal                       Government Cash Fund Class M                14.79%
C/O Zweig Companies
900 Third Avenue, Fl. 30
New York, NY  10022-4728

                             ADDITIONAL INFORMATION

CAPITAL STOCK

   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP audits the Trust's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

    The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian of the Trust's assets.

    Phoenix Equity Planning Corporation ("PEPCO"), 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, serves as Transfer Agent for the Fund. PEPCO receives a fee equivalent to $13.50 for each shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

REPORT TO SHAREHOLDERS

    The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year, and is available without charge upon request.

FINANCIAL STATEMENTS


   The Financial Statements for the Fund's fiscal year ended December 31, 2000, appearing in the Trust's 2000 Annual Report to Shareholders, are incorporated herein by reference.

Phoenix-Zweig Appreciation Fund

                        INVESTMENTS AT DECEMBER 31, 2000

                                           SHARES      VALUE
                                          --------  ------------
COMMON STOCKS--87.8%
AEROSPACE/DEFENSE--1.3%
BE Aerospace, Inc.(b)...............        3,700   $     59,200
Precision Castparts Corp............       41,200      1,732,975
                                                    ------------
                                                       1,792,175
                                                    ------------
AIR FREIGHT--0.5%
EGL, Inc.(b)........................        8,600        205,862
Expeditors International of
Washington, Inc.....................        6,900        370,444
Iron Mountain, Inc.(b)..............        5,000        185,625
                                                    ------------
                                                         761,931
                                                    ------------

AIRLINES--0.6%
AirTran Holdings, Inc.(b)...........       22,700        164,575
Frontier Airlines, Inc.(b)..........       20,200        624,937
                                                    ------------
                                                         789,512
                                                    ------------

BANKS (REGIONAL)--4.0%
BancWest Corp.......................       46,600      1,217,425
Colonial BancGroup, Inc. (The)......       17,600        189,200
East West Bancorp, Inc..............       32,500        810,469
Greater Bay Bancorp.................       36,400      1,492,400
Hibernia Corp. Class A..............       49,600        632,400
Investors Financial Services
Corp................................        4,900        421,400
Silicon Valley Bancshares(b)........        4,900        169,356
Southwest Bancorporation of Texas,
Inc.(b).............................        6,300        270,506

                                           SHARES      VALUE
                                          --------  ------------
BANKS (REGIONAL)--CONTINUED
Sterling Bancshares, Inc............       20,100   $    396,975
                                                    ------------
                                                       5,600,131
                                                    ------------

BIOTECHNOLOGY--1.6%
ArQule, Inc.(b).....................        4,700        150,400
Enzon, Inc.(b)......................        9,300        577,181
Genencor International, Inc.(b).....        3,900         70,200
Immunomedics, Inc.(b)...............        5,100        109,650
Myriad Genetics, Inc.(b)............        3,100        256,525
NeoRx Corp.(b)......................       32,900        172,725
OSI Pharmaceuticals, Inc.(b)........        7,400        592,925
Regeneron Pharmaceuticals,
Inc.(b).............................        6,300        222,173
Serologicals Corp.(b)...............        4,300         64,769
                                                    ------------
                                                       2,216,548
                                                    ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.1%
Emmis Communications Corp.
Class A(b)..........................        3,300         94,669

BUILDING MATERIALS--0.1%
Dal-Tile International, Inc.(b).....       10,300        146,131

CHEMICALS--0.3%
Airgas, Inc.(b).....................       55,200        376,050

CHEMICALS (SPECIALTY)--0.6%
Methanex Corp.(b)...................       47,700        307,069
RPM, Inc............................       67,100        574,544
                                                    ------------
                                                         881,613
                                                    ------------

                       See Notes to Financial Statements                       7

Phoenix-Zweig Appreciation Fund

                                           SHARES      VALUE
                                          --------  ------------
COMMUNICATIONS EQUIPMENT--2.2%
Cable Design Technologies
Corp.(b)............................       47,750   $    802,797
Celeritek, Inc.(b)..................        6,700        255,437
McData Corp. Class B(b).............          200         10,950
Mitel Corp.(b)......................       18,100        145,931
Plantronics, Inc.(b)................       19,000        893,000
Polycom, Inc.(b)....................        6,300        202,781
SpectraLink Corp.(b)................       17,100        246,881
SymmetriCom, Inc.(b)................        7,700         75,075
Tekelec(b)..........................       12,100        363,000
UTStarcom, Inc.(b)..................        1,000         15,500
Western Multiplex Corp.(b)..........        4,500         30,937
                                                    ------------
                                                       3,042,289
                                                    ------------

COMPUTERS (HARDWARE)--0.4%
Computer Network Technology
Corp.(b)............................       13,600        391,850
Digital Lightwave, Inc.(b)..........        3,500        110,906
Micron Electronics, Inc.(b).........       23,100         90,234
                                                    ------------
                                                         592,990
                                                    ------------

COMPUTERS (PERIPHERALS)--0.7%
Iomega Corp.(b).....................      180,300        607,611
M-Systems Flash Disk Pioneers
Ltd.(b).............................       14,000        195,125
Rainbow Technologies, Inc.(b).......        1,000         15,812
Secure Computing Corp.(b)...........       14,500        143,187
                                                    ------------
                                                         961,735
                                                    ------------

COMPUTERS (SOFTWARE & SERVICES)--5.1%
AremisSoft Corp.(b).................        6,900        294,544
Avant! Corp.(b).....................       19,400        355,262
Aware, Inc.(b)......................        7,600        134,900
Carreker Corp.(b)...................       16,300        566,425
Centra Software, Inc.(b)............        8,600         33,325
Dendrite International, Inc.(b).....       15,700        351,287
Descartes Systems Group, Inc.
(The)(b)............................        3,600         86,400
EXE Technologies, Inc.(b)...........        3,800         49,400
eLoyalty Corp.(b)...................       15,000         97,031
Embarcadero Technologies, Inc.(b)...        1,500         67,500
eSPEED, Inc. Class A(b).............        4,100         64,319
FileNET Corp.(b)....................       15,900        433,275
Identix, Inc.(b)....................       23,000        180,550
Informatica Corp.(b)................        2,100         83,081
Internet Security Systems,
Inc.(b).............................        4,400        345,125
IntraNet Solutions, Inc.(b).........        8,200        418,200
JDA Software Group, Inc.(b).........       22,300        291,294
Keynote Systems, Inc.(b)............        4,500         63,844
Manhattan Associates, Inc.(b).......        4,600        196,075

                                           SHARES      VALUE
                                          --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
MapInfo Corp.(b)....................        2,000   $     94,500
MatrixOne, Inc.(b)..................        1,100         20,006
Mentor Graphics Corp.(b)............       37,200      1,020,675
Netegrity, Inc.(b)..................        6,950        377,906
NetScout Systems, Inc.(b)...........        1,100         11,000
OPNET Technologies, Inc.(b).........        1,400         21,087
OTG Software, Inc.(b)...............        8,400        135,581
Objective Systems Integrators,
Inc.(b).............................        1,900         33,487
Pharmacopeia, Inc.(b)...............        7,600        165,775
Rare Medium Group, Inc.(b)..........          800          1,525
Red Hat, Inc.(b)....................       23,200        145,000
SeeBeyond Technology Corp.(b).......       10,500        107,625
StarBase Corp.(b)...................       30,500         71,484
Sybase, Inc.(b).....................       26,100        517,106
Vitria Technology, Inc.(b)..........        2,900         22,475
Websense, Inc.(b)...................       10,700        155,150
WebTrends Corp.(b)..................        7,100        205,456
                                                    ------------
                                                       7,217,675
                                                    ------------

CONSTRUCTION (CEMENT & AGGREGATES)--0.0%
AMCOL International Corp............        9,200         43,700

CONSUMER FINANCE--0.4%
AmeriCredit Corp.(b)................       20,100        547,725

DISTRIBUTORS (FOOD & HEALTH)--3.2%
AmeriSource Health Corp.
Class A(b)..........................       29,200      1,474,600
Bindley Western Industries, Inc.....       13,700        569,406
First Horizon Pharmaceutical
Corp.(b)............................        3,200         98,400
Owens & Minor, Inc..................       51,300        910,575
Patterson Dental Co.(b).............        9,600        325,200
Priority Healthcare Corp.
Class B(b)..........................       14,300        583,619
Schein (Henry), Inc.(b).............       10,500        363,562
United Natural Foods, Inc.(b).......       14,900        262,612
                                                    ------------
                                                       4,587,974
                                                    ------------

ELECTRIC COMPANIES--2.6%
NRG Energy, Inc.(b).................       48,400      1,346,125
Public Service Company of New
Mexico..............................       64,900      1,740,131
Unisource Energy Corp...............       32,600        613,287
                                                    ------------
                                                       3,699,543
                                                    ------------

ELECTRICAL EQUIPMENT--3.1%
Amphenol Corp. Class A(b)...........        2,700        105,806
BEI Technologies, Inc...............       13,300        154,612
Benchmark Electronics, Inc.(b)......       16,900        381,306
C&D Technologies, Inc...............       17,100        738,506

8                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                           SHARES      VALUE
                                          --------  ------------
ELECTRICAL EQUIPMENT--CONTINUED
Checkpoint Systems, Inc.(b).........       25,600   $    190,400
Excel Technology, Inc.(b)...........        9,000        179,578
Harman International Industries,
Inc.................................       18,100        660,650
Park Electrochemical Corp...........       13,100        402,006
Pemstar, Inc........................       19,000        167,437
Plexus Corp.(b).....................        5,200        158,031
Power-One, Inc.(b)..................        4,000        157,250
SLI, Inc............................       16,400        105,575
Sensormatic Electronics Corp.(b)....       39,000        782,437
Vicor Corp.(b)......................        5,100        154,912
                                                    ------------
                                                       4,338,506
                                                    ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.4%
Pioneer-Standard Electronics,
Inc.................................       39,100        430,100
Somera Communications, Inc.(b)......        9,100         79,056
                                                    ------------
                                                         509,156
                                                    ------------
ELECTRONICS (INSTRUMENTATION)--0.8%
Nanometrics, Inc.(b)................        8,700        120,169
Newport Corp........................        2,700        212,245
Therma-Wave, Inc.(b)................        5,300         74,200
Transgenomic, Inc.(b)...............        9,300         97,650
Trimble Navigation Ltd.(b)..........       14,700        352,800
Varian, Inc.(b).....................       10,200        345,525
                                                    ------------
                                                       1,202,589
                                                    ------------

ELECTRONICS (SEMICONDUCTORS)--1.6%
AXT, Inc.(b)........................        6,200        204,987
Exar Corp.(b).......................        8,100        250,973
Micrel, Inc.(b).....................        1,400         47,162
Microsemi Corp.(b)..................       11,400        317,062
Pericom Semiconductor Corp.(b)......       16,700        308,950
REMEC, Inc.(b)......................       10,000         96,250
SIPEX Corp.(b)......................       11,100        265,706
Silicon Laboratories, Inc.(b).......        3,500         50,312
Stratos Lightwave, Inc.(b)..........       17,300        295,181
TriQuint Semiconductor, Inc.(b).....       11,200        489,300
                                                    ------------
                                                       2,325,883
                                                    ------------

ENGINEERING & CONSTRUCTION--0.2%
Lexent, Inc.(b).....................       15,200        260,300
EQUIPMENT (SEMICONDUCTORS)--0.4%
Cymer, Inc.(b)......................       10,600        272,784

                                           SHARES      VALUE
                                          --------  ------------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
Semitool, Inc.(b)...................       28,100   $    272,219
                                                    ------------
                                                         545,003
                                                    ------------

FINANCIAL (DIVERSIFIED)--1.6%
Allied Capital Corp.................       39,400        822,475
Doral Financial Corp................       28,600        691,762
Equity Inns, Inc....................       28,000        173,250
Heller Financial, Inc...............       14,300        438,831
Hugoton Royalty Trust...............        6,900        104,362
                                                    ------------
                                                       2,230,680
                                                    ------------

FOODS--1.4%
Flowers Industries, Inc.............       23,400        368,550
Smithfield Foods, Inc.(b)...........       18,800        571,520
Tyson Foods, Inc. Class A...........       81,900      1,044,225
                                                    ------------
                                                       1,984,295
                                                    ------------

FOOTWEAR--1.4%
Kenneth Cole Productions, Inc.(b)...        3,800        152,950
Reebok International Ltd.(b)........       35,500        970,570
Timberland Co. (The) Class A(b).....        8,300        555,063
Wolverine World Wide, Inc...........       24,400        372,100
                                                    ------------
                                                       2,050,683
                                                    ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.1%
Argosy Gaming Co.(b)................        5,800        111,288
Aztar Corp.(b)......................        2,600         33,638
International Game Technology(b)....       28,100      1,348,800
                                                    ------------
                                                       1,493,726
                                                    ------------

GOLD & PRECIOUS METALS MINING--0.5%
Stillwater Mining Co.(b)............       16,600        653,210

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.3%
Cell Therapeutics, Inc.(b)..........        2,400        108,150
Cima Labs, Inc.(b)..................          800         52,050
ImmunoGen, Inc.(b)..................        2,200         47,163
InKine Pharmaceutical Co.,
Inc.(b).............................        6,300         46,463
SICOR, Inc.(b)......................        6,600         95,288
Taro Pharmaceutical Industries
Ltd.(b).............................        4,700        145,994
                                                    ------------
                                                         495,108
                                                    ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.7%
LifePoint Hospitals, Inc.(b)........        2,600        130,325
Quorum Health Group, Inc.(b)........       11,100        174,825

                       See Notes to Financial Statements                       9

Phoenix-Zweig Appreciation Fund

                                           SHARES      VALUE
                                          --------  ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--CONTINUED
RehabCare Group, Inc.(b)............        7,200   $    369,900
Triad Hospitals, Inc.(b)............        9,200        299,575
                                                    ------------
                                                         974,625
                                                    ------------

HEALTH CARE (LONG TERM CARE)--0.3%
Beverly Enterprises, Inc.(b)........       50,600        414,288
HEALTH CARE (MANAGED CARE)--3.4%
Conventry Health Care, Inc.(b)......       28,200        752,588
Express Scripts, Inc. Class A(b)....          200         20,450
Health Net, Inc.(b).................       41,600      1,089,400
Humana, Inc.(b).....................       60,200        918,050
Mid Atlantic Medical Services,
Inc.(b).............................       50,200        994,588
Oxford Health Plans, Inc.(b)........       13,500        533,250
US Oncology, Inc.(b)................       88,200        556,763
                                                    ------------
                                                       4,865,089
                                                    ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.7%
ATS Medical, Inc.(b)................       21,700        307,869
Armor Holdings, Inc.(b).............        2,200         38,363
DENTSPLY International, Inc.........        9,800        383,425
I-STAT Corp.(b).....................        5,600        148,050
Oakley, Inc.(b).....................       27,500        371,250
PolyMedica Corp.(b).................        3,400        113,475
Respironics, Inc.(b)................        9,200        262,200
STERIS Corp.(b).....................       41,000        661,125
Syncor International Corp.(b).......        1,800         65,475
                                                    ------------
                                                       2,351,232
                                                    ------------

HEALTH CARE (SPECIALIZED SERVICES)--3.6%
Accredo Health, Inc.(b).............        4,100        205,769
Advance Paradigm, Inc.(b)...........        6,800        309,400
AmeriPath, Inc.(b)..................        4,000        100,000
Covance, Inc.(b)....................        2,500         26,875
CuraGen Corp.(b)....................        6,700        182,994
DaVita, Inc.(b).....................       40,800        698,700
Omnicare, Inc.......................       81,000      1,751,625
Orthodontic Centers of America,
Inc.(b).............................       29,400        918,750
Pediatrix Medical Group, Inc.(b)....        3,900         93,844
Pharmaceutical Product Development,
Inc.(b).............................       12,700        631,031
Regeneration Technologies,
Inc.(b).............................        7,800        111,150
Renal Care Group, Inc.(b)...........        1,600         43,875
                                                    ------------
                                                       5,074,013
                                                    ------------
HOMEBUILDING--4.3%
Del Webb Corp.(b)...................        8,400        245,700

                                           SHARES      VALUE
                                          --------  ------------
HOMEBUILDING--CONTINUED
Horton (D.R.), Inc..................       60,383   $  1,475,610
Kaufman and Broad Home Corp.........       42,100      1,418,244
LNR Property Corp...................        7,200        158,400
Lennar Corp.........................       43,500      1,576,875
Standard Pacific Corp...............       24,100        563,338
Toll Brothers, Inc.(b)..............       15,000        613,125
                                                    ------------
                                                       6,051,292
                                                    ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.1%
Church & Dwight Co., Inc............        8,200        182,450

INSURANCE (LIFE/HEALTH)--0.5%
Presidential Life Corp..............       50,300        751,356

INSURANCE (MULTI-LINE)--0.3%
StanCorp Financial Group, Inc.......        9,600        458,400

INSURANCE (PROPERTY-CASUALTY)--2.1%
Fidelity National Financial, Inc....       55,900      2,064,806
Old Republic International Corp.....       28,100        899,200
                                                    ------------
                                                       2,964,006
                                                    ------------

INVESTMENT BANKING/BROKERAGE--0.1%
Wit Soundview Group, Inc.(b)........       26,200         94,156

INVESTMENT MANAGEMENT--0.6%
Federated Investors, Inc............       28,800        838,800

IRON & STEEL--0.1%
Maverick Tube Corp.(b)..............        6,800        153,850

LODGING-HOTELS--0.6%
Extended Stay America, Inc.(b)......       58,800        755,580
Prime Hospitality Corp.(b)..........       10,000        116,250
                                                    ------------
                                                         871,830
                                                    ------------

MACHINERY (DIVERSIFIED)--0.2%
MSC Industrial Direct Co., Inc.
Class A(b)..........................       18,163        328,069

MANUFACTURING (DIVERSIFIED)--0.0%
Stewart & Stevenson Services,
Inc.................................        1,400         31,784

MANUFACTURING (SPECIALIZED)--0.3%
Insituform Technologies, Inc.(b)....        1,600         63,800
JLG Industries, Inc.................          800          8,500
Reliance Steel & Aluminum Co........       16,500        408,375
                                                    ------------
                                                         480,675
                                                    ------------

10                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                           SHARES      VALUE
                                          --------  ------------
METALS MINING--0.2%
CONSOL Energy, Inc..................       12,000   $    335,250

NATURAL GAS--0.5%
MDU Resources Group, Inc............       13,900        451,750
Western Gas Resources, Inc..........        6,700        225,706
                                                    ------------
                                                         677,456
                                                    ------------

OFFICE EQUIPMENT & SUPPLIES--0.4%
Steelcase, Inc......................        9,600        133,200
Wallace Computer Services, Inc......       25,600        435,200
                                                    ------------
                                                         568,400
                                                    ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.7%
Helmerich & Payne, Inc..............       13,700        601,088
Input/Output, Inc.(b)...............       18,600        189,488
Marine Drilling Cos., Inc.(b).......        4,400        117,700
Offshore Logistics, Inc.(b).........        7,800        168,066
Parker Drilling Co.(b)..............       31,200        157,950
Patterson Energy, Inc.(b)...........        9,200        342,700
UTI Energy Corp.(b).................        8,100        266,288
Unit Corp.(b).......................       30,500        577,594
                                                    ------------
                                                       2,420,874
                                                    ------------

OIL & GAS (EXPLORATION & PRODUCTION)--3.7%
Barrett Resources Corp.(b)..........       13,500        766,969
Brown (Tom), Inc.(b)................        4,500        147,938
Cabot Oil & Gas, Inc. Class A.......       12,300        383,606
Chesapeake Energy Corp.(b)..........       48,600        492,075
Comstock Resources, Inc.(b).........       13,200        194,700
Cross Timbers Oil Co................       43,500      1,207,125
Meridian Resource Corp. (The)(b)....       41,900        361,388
Ocean Energy, Inc.(b)...............       60,200      1,045,975
Pure Resources, Inc.(b).............        2,300         46,575
St. Mary Land & Exploration Co......        3,100        103,269
Vintage Petroleum, Inc..............       21,000        451,500
                                                    ------------
                                                       5,201,120
                                                    ------------
OIL & GAS (REFINING & MARKETING)--1.1%
Valero Energy Corp..................       40,400      1,502,375

PAPER & FOREST PRODUCTS--0.1%
MCSI, Inc.(b).......................        6,200        132,525

PHOTOGRAPHY/IMAGING--0.3%
Concord Camera Corp.(b).............       25,500        420,750

                                           SHARES      VALUE
                                          --------  ------------

PUBLISHING--0.1%
Martha Stewart Living Omnimedia,
Inc. Class A(b).....................        5,200   $    104,325

REITS--5.9%
Boston Properties, Inc..............       35,900      1,561,650
CBL & Associates Properties, Inc....       20,100        508,781
Capital Automotive REIT.............        7,600        104,975
Colonial Properties Trust...........        6,300        164,194
Developers Diversified Realty
Corp................................       23,000        306,188
Federal Realty Investment Trust.....       21,000        399,000
Glimcher Realty Trust...............       40,000        500,000
HRPT Properties Trust...............       76,000        574,750
Health Care REIT, Inc...............        5,400         87,750
Host Marriott Corp..................       73,200        947,025
Innkeepers USA Trust................       45,200        500,025
New Plan Excel Realty Trust.........       21,200        278,250
Reckson Associates Realty Corp......       74,600      1,869,663
United Dominion Realty Trust,
Inc.................................       47,800        516,838
                                                    ------------
                                                       8,319,089
                                                    ------------

RESTAURANTS--3.5%
Bob Evans Farms, Inc................        7,500        159,844
Brinker International, Inc.(b)......       26,200      1,106,950
CBRL Group, Inc.....................       43,300        787,519
Cheesecake Factory, Inc. (The)(b)...       13,750        527,656
Outback Steakhouse, Inc.(b).........       14,700        380,363
Rare Hospitality International,
Inc.(b).............................        3,400         75,863
Ruby Tuesday, Inc...................       70,600      1,076,650
Ryan's Family Steak House,
Inc.(b).............................       32,600        307,663
Wendy's International, Inc..........       18,200        477,750
                                                    ------------
                                                       4,900,258
                                                    ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Tech Data Corp.(b)..................       19,800        535,528

RETAIL (DISCOUNTERS)--0.6%
Dress Barn, Inc. (The)(b)...........       12,000        348,000
Fred's, Inc.........................          400          8,425
Stein Mart, Inc.(b).................       45,100        524,288
                                                    ------------
                                                         880,713
                                                    ------------

RETAIL (DRUG STORES)--0.6%
Caremark Rx, Inc.(b)................       66,800        905,975

RETAIL (HOME SHOPPING)--0.1%
Insight Enterprises, Inc.(b)........        9,100        163,231

                       See Notes to Financial Statements                      11

Phoenix-Zweig Appreciation Fund

                                           SHARES      VALUE
                                          --------  ------------
RETAIL (SPECIALTY)--2.5%
Barnes & Noble, Inc.(b).............        6,900   $    182,850
Casey's General Stores, Inc.........       71,500      1,068,031
Genesco, Inc.(b)....................       13,500        329,906
Pier 1 Imports, Inc.................      119,300      1,230,281
Venator Group, Inc.(b)..............       42,600        660,300
                                                    ------------
                                                       3,471,368
                                                    ------------

RETAIL (SPECIALTY-APPAREL)--1.0%
Burlington Coat Factory Warehouse
Corp................................        4,200         79,538
Charming Shoppes, Inc.(b)...........       64,600        387,600
Chico's FAS, Inc.(b)................       10,000        208,750
Gymboree Corp. (The)(b).............        7,200         99,900
Men's Wearhouse, Inc. (The)(b)......       23,400        637,650
                                                    ------------
                                                       1,413,438
                                                    ------------

SAVINGS & LOAN COMPANIES--3.4%
Capitol Federal Financial...........      122,100      2,045,175
Downey Financial Corp...............        9,700        533,500
GreenPoint Financial Corp...........       45,800      1,874,938
Net.B@nk, Inc.(b)...................       45,700        299,906
Staten Island Bancorp, Inc..........        4,200         89,775
                                                    ------------
                                                       4,843,294
                                                    ------------

SERVICES (ADVERTISING/MARKETING)--0.2%
ADVO, Inc.(b).......................        3,800        168,625
Forrester Research, Inc.(b).........        2,900        145,181
                                                    ------------
                                                         313,806
                                                    ------------
SERVICES (COMMERCIAL & CONSUMER)--2.4%
Avis Group Holdings, Inc.(b)........       28,092        914,746
Copart, Inc.(b).....................       12,800        275,200
DiamondCluster International,
Inc.(b).............................        6,900        210,450
Digitas, Inc.(b)....................       13,000         65,813
F.Y.I., Inc.(b).....................        4,200        154,875
Galileo International, Inc..........       19,500        390,000
Management Network Group, Inc.
(The)(b)............................        2,300         27,313
Profit Recovery Group International,
Inc. (The)(b).......................       52,100        332,138
ProsoftTraining.com(b)..............       19,300        234,013
Rent-A-Center, Inc.(b)..............        4,000        138,000
Stewart Enterprises, Inc.
Class A.............................       27,875         53,137
Sunrise Assisted Living, Inc.(b)....        9,300        232,500
Superior Energy Services, Inc.(b)...       15,100        173,650
Sylvan Learning Systems, Inc.(b)....        2,300         34,069
West TeleServices Corp.(b)..........        3,200         90,000
                                                    ------------
                                                       3,325,904
                                                    ------------

                                           SHARES      VALUE
                                          --------  ------------

SERVICES (COMPUTER SYSTEMS)--1.2%
Bell Microproducts, Inc.(b).........       17,100   $    271,463
Comdisco, Inc.......................       51,100        584,456
eFunds Corp.(b).....................       21,600        198,450
Ingram Micro, Inc. Class A(b).......       53,100        597,375
                                                    ------------
                                                       1,651,744
                                                    ------------

SERVICES (EMPLOYMENT)--0.6%
Administaff, Inc.(b)................       14,500        394,400
Hall, Kinion & Associates,
Inc.(b).............................        4,800         96,600
On Assignment, Inc.(b)..............        1,300         37,050
Spherion Corp.(b)...................       27,600        312,225
                                                    ------------
                                                         840,275
                                                    ------------

SERVICES (FACILITIES & ENVIRONMENTAL)--0.1%
Tetra Tech, Inc.(b).................        4,600        146,625

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Boston Communications Group,
Inc.(b).............................       11,100        309,413
Metrocall, Inc.(b)..................       18,200          8,531
Powerwave Technologies, Inc.(b).....        5,200        304,200
                                                    ------------
                                                         622,144
                                                    ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
General Communication, Inc.(b)......       24,300        170,100

TEXTILES (APPAREL)--0.4%
Nautica Enterprises, Inc.(b)........        7,100        108,164
Phillips-Van Heusen Corp............       11,100        144,300
Polo Ralph Lauren Corp.(b)..........       15,800        352,538
                                                    ------------
                                                         605,002
                                                    ------------

TEXTILES (HOME FURNISHINGS)--0.4%
Interface, Inc......................       57,591        500,322

TRUCKERS--0.3%
American Freightways Corp.(b).......          117          3,269
Arkansas Best Corp.(b)..............       10,900        199,606
Arnold Industries, Inc..............       11,000        198,000
Roadway Express, Inc................        1,100         23,306
                                                    ------------
                                                         424,181
                                                    ------------

WASTE MANAGEMENT--0.2%
Waste Connections, Inc.(b)..........        9,900        327,319
- ----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $107,747,622)                       124,050,836
- ----------------------------------------------------------------

12                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                           SHARES      VALUE
                                          --------  ------------
FOREIGN COMMON STOCKS--3.2%

BEVERAGES (NON-ALCOHOLIC)--0.3%
Cott Corp. (Canada)(b)..............       65,900   $    502,487
COMMUNICATIONS EQUIPMENT--0.1%
BreezeCom Ltd. (Israel)(b)..........        7,900        113,069
COMPUTERS (HARDWARE)--0.0%
Radware Ltd. (Israel)(b)............        2,000         33,750

COMPUTERS (SOFTWARE & SERVICES)--0.1%
AsiaInfo Holdings, Inc.
(China)(b)..........................       10,500         98,437
RADVision Ltd. (Israel)(b)..........        1,200         14,775
                                                    ------------
                                                         113,212
                                                    ------------

ELECTRIC COMPANIES--0.3%
Huaneng Power International, Inc.
ADR (China).........................       23,336        440,467

ELECTRICAL EQUIPMENT--0.1%
SMTC Corp. (Canada)(b)..............       13,000        177,125

ELECTRONICS (SEMICONDUCTORS)--0.2%
Galileo Technology Ltd.
(Israel)(b).........................       19,000        256,500

INSURANCE (LIFE/HEALTH)--0.4%
Annuity and Life Re (Holdings) Ltd.
(Bermuda)...........................       17,300        552,519

OIL & GAS (EXPLORATION & PRODUCTION)--0.5%
Gulf Indonesia Resources Ltd.
(Indonesia)(b)......................        6,200         57,738
Triton Energy Ltd. (Cayman
Islands)(b).........................       23,000        690,000
                                                    ------------
                                                         747,738
                                                    ------------

SHIPPING--0.7%
Knightsbridge Tankers Ltd.
(Bermuda)...........................       43,200        947,700
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Grupo Iusacell SA de CV ADR
(Mexico)(b).........................       38,200        372,450
Tele Centro Oeste Celular
Participacoes SA ADR (Brazil).......       19,000        184,063
                                                    ------------
                                                         556,513
                                                    ------------

                                           SHARES      VALUE
                                          --------  ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
Flag Telecom Holdings Ltd.
(Bermuda)(b)........................       17,700   $    110,625
- ----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,847,837)                           4,551,705
- ----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--91.0%
(IDENTIFIED COST $112,595,459)                       128,602,541
- ----------------------------------------------------------------

                                            PAR
                                           VALUE
                                           (000)
                                          --------
SHORT-TERM OBLIGATIONS--13.3%

U.S. GOVERNMENT SECURITIES--0.4%
U.S. Treasury Bill 5.92%, 2/22/01...      $   500        496,458

FEDERAL AGENCY SECURITIES--3.5%
Freddie Mac Discount Note 6.22%,
1/26/01.............................        5,000      4,978,403

REPURCHASE AGREEMENT--9.4%
Morgan Stanley & Co., Inc,
repurchase agreement, 6.30%, dated
12/29/00 due 1/2/01, repurchase
price $13,343,334, collateralized by
Fannie Mae Bonds 6% to 8.50%, 4/1/28
to 12/1/30, market value
$13,667,558.........................       13,334     13,334,000
- ----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $18,808,127)                         18,808,861
- ----------------------------------------------------------------

TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $131,403,586)                        147,411,402(a)
Other assets and liabilities, net--(4.3%)              (6,019,229)
                                                     ------------
NET ASSETS--100.0%                                   $141,392,173
                                                     ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,616,065 and gross depreciation of $7,756,985 for federal income tax purposes. At December 31, 2000, the aggregate cost of securities for federal income tax purposes was $131,552,322.
(b)  Non-income producing.

                       See Notes to Financial Statements                      13

Phoenix-Zweig Appreciation Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investment securities at value
  (Identified cost $131,403,586)                              $  147,411,402
Cash                                                                 109,969
Receivables
  Investment securities sold                                       6,184,447
  Dividends and interest                                             154,791
  Fund shares sold                                                   106,173
                                                              --------------
    Total assets                                                 153,966,782
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 10,313,575
  Fund shares repurchased                                          1,931,009
  Investment advisory fee                                            117,907
  Distribution fee                                                    70,523
  Transfer agent fee                                                  41,079
  Financial agent fee                                                  7,522
  Trustees' fee                                                        2,042
Accrued expenses                                                      90,952
                                                              --------------
    Total liabilities                                             12,574,609
                                                              --------------
NET ASSETS                                                    $  141,392,173
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  127,858,095
Distributions in excess of net investment income                     (26,528)
Accumulated net realized loss                                     (2,447,210)
Net unrealized appreciation                                       16,007,816
                                                              --------------
NET ASSETS                                                    $  141,392,173
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $80,690,151)                 7,721,859
Net asset value per share                                             $10.45
Offering price per share $10.45/(1-5.75%)                             $11.09
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $13,480,706)                 1,315,872
Net asset value and offering price per share                          $10.24
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $46,235,471)                 4,517,399
Net asset value and offering price per share                          $10.23
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $985,845)                       92,359
Net asset value and offering price per share                          $10.67



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
Interest                                                      $    3,867,858
Dividends                                                            974,315
Foreign taxes withheld                                                (7,299)
                                                              --------------
    Total investment income                                        4,834,874
                                                              --------------
EXPENSES
Investment advisory fee                                            1,776,981
Distribution fee, Class A                                            289,738
Distribution fee, Class B                                            164,093
Distribution fee, Class C                                            632,203
Financial agent fee                                                  109,507
Transfer agent                                                       328,135
Custodian                                                            138,438
Printing                                                              59,411
Professional                                                          43,540
Registration                                                          31,140
Trustees                                                               9,561
Miscellaneous                                                         25,326
                                                              --------------
    Total expenses                                                 3,608,073
                                                              --------------
NET INVESTMENT INCOME                                              1,226,801
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    7,643,885
Net realized gain on futures contracts                               240,960
Net change in unrealized appreciation (depreciation) on
  investments                                                     (6,463,343)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,421,502
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,648,303
                                                              ==============


14                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                           Year Ended    Year Ended
                                            12/31/00      12/31/99
                                          ------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $  1,226,801  $   1,318,325
  Net realized gain (loss)                   7,884,845     54,900,281
  Net change in unrealized appreciation
    (depreciation)                          (6,463,343)   (72,157,266)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                2,648,303    (15,938,660)
                                          ------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (393,858)    (1,252,803)
  Net investment income, Class B               (26,816)       (38,607)
  Net investment income, Class C               (91,291)            --
  Net investment income, Class I                (5,884)       (25,815)
  Net realized gains, Class A               (9,918,008)   (30,871,238)
  Net realized gains, Class B               (1,709,752)    (4,964,628)
  Net realized gains, Class C               (5,977,502)   (22,920,388)
  Net realized gains, Class I                 (114,259)      (435,073)
  In excess of net investment income,
    Class A                                   (458,054)            --
  In excess of net investment income,
    Class B                                    (31,187)            --
  In excess of net investment income,
    Class C                                   (106,171)            --
  In excess of net investment income,
    Class I                                     (6,842)            --
  In excess of net realized gains, Class
    A                                       (1,045,587)            --
  In excess of net realized gains, Class
    B                                         (180,247)            --
  In excess of net realized gains, Class
    C                                         (630,166)            --
  In excess of net realized gains, Class
    I                                          (12,045)            --
                                          ------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (20,707,669)   (60,508,552)
                                          ------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,117,026 and 14,810,527 shares,
    respectively)                           25,248,717    227,104,026
  Net asset value of shares issued from
    reinvestment of distributions
    (1,030,789 and 2,400,385 shares,
    respectively)                           10,476,857     28,239,979
  Cost of shares repurchased (5,971,345
    and 21,524,481 shares, respectively)   (71,484,285)  (330,355,225)
                                          ------------  -------------
Total                                      (35,758,711)   (75,011,220)
                                          ------------  -------------
CLASS B
  Proceeds from sales of shares (164,293
    and 129,606 shares, respectively)        1,957,091      1,900,795
  Net asset value of shares issued from
    reinvestment of distributions
    (183,597 and 402,657 shares,
    respectively)                            1,822,012      4,626,397
  Cost of shares repurchased (686,145
    and 774,237 shares, respectively)       (8,043,204)   (11,349,693)
                                          ------------  -------------
Total                                       (4,264,101)    (4,822,501)
                                          ------------  -------------
CLASS C
  Proceeds from sales of shares (72,864
    and 300,852 shares, respectively)          842,387      4,006,824
  Net asset value of shares issued from
    reinvestment of distributions
    (631,121 and 1,806,014 shares,
    respectively)                            6,257,161     20,696,922
  Cost of shares repurchased (3,748,749
    and 7,166,283 shares, respectively)    (43,877,029)  (106,799,870)
                                          ------------  -------------
Total                                      (36,777,481)   (82,096,124)
                                          ------------  -------------
CLASS I
  Proceeds from sales of shares (1,087
    and 19,302 shares, respectively)            12,975        292,647
  Net asset value of shares issued from
    reinvestment of distributions
    (13,382 and 38,375 shares,
    respectively)                              139,030        460,876
  Cost of shares repurchased (78,049 and
    69,729 shares, respectively)              (951,853)    (1,143,332)
                                          ------------  -------------
Total                                         (799,848)      (389,809)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (77,600,141)  (162,319,654)
                                          ------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (95,659,507)  (238,766,866)
NET ASSETS
  Beginning of period                      237,051,680    475,818,546
                                          ------------  -------------
  END OF PERIOD [INCLUDING DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME
    OF ($26,528) AND ($708,952),
    RESPECTIVELY]                         $141,392,173  $ 237,051,680
                                          ============  =============


                       See Notes to Financial Statements                      15

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS A
                                         ---------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------
                                            2000             1999             1998             1997             1996
Net asset value, beginning of
  period                                 $ 11.99         $  16.21         $  18.27         $  15.90         $  15.91
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)              0.12(4)          0.11(4)          0.07             0.10             0.17
  Net realized and unrealized
    gain (loss)                             0.05            (0.51)           (0.32)            3.67             2.25
                                         -------         --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.17            (0.40)           (0.25)            3.77             2.42
                                         -------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.05)           (0.12)           (0.07)           (0.09)           (0.17)
  Dividends from net realized
    gains                                  (1.45)           (3.70)           (1.74)           (1.31)           (2.26)
  In excess of net investment
    income                                 (0.06)              --               --               --               --
  In excess of net realized
    gains                                  (0.15)              --               --               --               --
                                         -------         --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                  (1.71)           (3.82)           (1.81)           (1.40)           (2.43)
                                         -------         --------         --------         --------         --------
Change in net asset value                  (1.54)           (4.22)           (2.06)            2.37            (0.01)
                                         -------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD           $ 10.45         $  11.99         $  16.21         $  18.27         $  15.90
                                         =======         ========         ========         ========         ========
Total return(1)                             1.99%          (1.80)%          (0.97)%           23.83%           15.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $80,690         $126,461         $240,900         $293,809         $275,935

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.72%           1.58%            1.52%             1.52%            1.62%
  Net investment income                     0.99%           0.74%            0.34%             0.61%            1.03%
Portfolio turnover                           265%             92%             117%               77%              88%



                                                                          CLASS B
                                         -------------------------------------------------------------------------
                                                                                                           FROM
                                                         YEAR ENDED DECEMBER 31                          INCEPTION
                                         -------------------------------------------------------         4/8/96 TO
                                            2000            1999            1998            1997         12/31/96
Net asset value, beginning of
  period                                 $ 11.80         $ 16.02         $ 18.13         $ 15.82         $  16.34
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)              0.03(4)         0.01(4)        (0.06)          (0.02)            0.03
  Net realized and unrealized
    gain (loss)                             0.05           (0.51)          (0.31)           3.64             1.74
                                         -------         -------         -------         -------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.08           (0.50)          (0.37)           3.62             1.77
                                         -------         -------         -------         -------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.02)          (0.02)             --              --            (0.03)
  Dividends from net realized
    gains                                  (1.45)          (3.70)          (1.74)          (1.31)           (2.26)
  In excess of net investment
    income                                 (0.02)             --              --              --               --
  In excess of net realized
    gains                                  (0.15)             --              --              --               --
                                         -------         -------         -------         -------         --------
      TOTAL DISTRIBUTIONS                  (1.64)          (3.72)          (1.74)          (1.31)           (2.29)
                                         -------         -------         -------         -------         --------
Change in net asset value                  (1.56)          (4.22)          (2.11)           2.31            (0.52)
                                         -------         -------         -------         -------         --------
NET ASSET VALUE, END OF PERIOD           $ 10.24         $ 11.80         $ 16.02         $ 18.13         $  15.82
                                         =======         =======         =======         =======         ========
Total return(1)                             1.23%         (2.45)%         (1.66)%         22.97%            11.01%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $13,481         $19,523         $30,370         $22,122           $8,350

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        2.42%          2.27%           2.22%           2.22%             2.32%(2)
  Net investment income                     0.29%          0.08%          (0.36)%         (0.09)%            0.33%(2)
Portfolio turnover                           265%            92%            117%             77%               88%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

16                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS C
                                         ---------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------
                                            2000             1999             1998             1997             1996
Net asset value, beginning of
  period                                 $ 11.79         $  15.99         $  18.10         $  15.79         $  15.83
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)              0.04(4)            --(4)         (0.07)           (0.02)            0.06
  Net realized and unrealized
    gain (loss)                             0.04            (0.50)           (0.30)            3.64             2.22
                                         -------         --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.08            (0.50)           (0.37)            3.62             2.28
                                         -------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.02)              --               --               --            (0.06)
  Dividends from net realized
    gains                                  (1.45)           (3.70)           (1.74)           (1.31)           (2.26)
  In excess of net investment
    income                                 (0.02)              --               --               --               --
  In excess of net realized
    gains                                  (0.15)              --               --               --               --
                                         -------         --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                  (1.64)           (3.70)           (1.74)           (1.31)           (2.32)
                                         -------         --------         --------         --------         --------
Change in net asset value                  (1.56)           (4.20)           (2.11)            2.31            (0.04)
                                         -------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD           $ 10.23         $  11.79         $  15.99         $  18.10         $  15.79
                                         =======         ========         ========         ========         ========
Total return(1)                             1.22%          (2.49)%          (1.67)%          23.01%            14.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $46,235          $89,165         $201,789         $248,584         $218,714

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        2.42%           2.28%            2.22%            2.22%             2.32%
  Net investment income                     0.32%           0.02%           (0.36)%          (0.09)%            0.33%
Portfolio turnover                           265%             92%             117%              77%               88%



                                                                          CLASS I
                                         --------------------------------------------------------------------------
                                                                                                            FROM
                                                         YEAR ENDED DECEMBER 31                          INCEPTION
                                         -------------------------------------------------------         11/1/96 TO
                                            2000            1999            1998            1997          12/31/96
Net asset value, beginning of
  period                                 $ 12.21         $ 16.43         $ 18.46         $ 16.04          $  17.28
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)              0.16(4)         0.17(4)         0.09            0.15              0.04
  Net realized and unrealized
    gain (loss)                             0.04           (0.52)          (0.29)           3.71              1.02
                                         -------         -------         -------         -------          --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.20           (0.35)          (0.20)           3.86              1.06
                                         -------         -------         -------         -------          --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.06)          (0.17)          (0.09)          (0.13)            (0.04)
  Dividends from net realized
    gains                                  (1.45)          (3.70)          (1.74)          (1.31)            (2.26)
  In excess of net investment
    income                                 (0.08)             --              --              --                --
  In excess of net realized
    gains                                  (0.15)             --              --              --                --
                                         -------         -------         -------         -------          --------
      TOTAL DISTRIBUTIONS                  (1.74)          (3.87)          (1.83)          (1.44)            (2.30)
                                         -------         -------         -------         -------          --------
Change in net asset value                  (1.54)          (4.22)          (2.03)           2.42             (1.24)
                                         -------         -------         -------         -------          --------
NET ASSET VALUE, END OF PERIOD           $ 10.67         $ 12.21         $ 16.43         $ 18.46          $  16.04
                                         =======         =======         =======         =======          ========
Total return(1)                             2.23%         (1.45)%         (0.67)%          24.17%             6.30%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                               $986          $1,903          $2,760          $2,735            $2,202

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.44%          1.27%           1.22%            1.22%             1.32%(2)
  Net investment income                     1.35%          1.14%           0.64%            0.91%             1.33%(2)
Portfolio turnover                           265%            92%            117%              77%               88%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      17

Phoenix-Zweig Government Cash Fund

                        INVESTMENTS AT DECEMBER 31, 2000


 FACE
 VALUE                                           DISCOUNT    MATURITY
 (000)                DESCRIPTION                  RATE        DATE        VALUE
 -----                -----------                  ----        ----        -----
FEDERAL AGENCY SECURITIES--76.3%
$10,000   Freddie Mac Discount Note...........    6.45%       1/2/01    $  9,998,208
 10,000   FHLB Discount Corp..................     6.43       1/3/01       9,996,428
 10,000   FHLB Discount Corp..................     6.44       1/3/01       9,996,422
 15,000   Freddie Mac Discount Note...........     6.46       1/9/01      14,978,467
  5,000   Fannie Mae Discount Note............     6.43      1/18/01       4,984,818
 15,000   Freddie Mac Discount Note...........     6.44      1/23/01      14,940,967
  5,000   FHLB Discount Corp..................     6.22      1/24/01       4,980,130
  7,000   FHLB Discount Corp..................     6.37      1/26/01       6,969,035
  5,000   Freddie Mac Discount Note...........     6.39      1/30/01       4,974,282
 10,000   Freddie Mac Discount Note...........     6.40      1/30/01       9,948,444
  5,000   FHLB Discount Corp..................     6.34       2/2/01       4,971,822
 15,000   Freddie Mac Discount Note...........     6.32       2/6/01      14,905,200
 20,000   Freddie Mac Discount Note...........     6.34       2/6/01      19,873,200
 15,000   Fannie Mae Discount Note............     6.42       2/8/01      14,898,350
 10,000   Fannie Mae Discount Note............     6.27       3/1/01       9,897,242
 15,000   Fannie Mae Discount Note............     6.36       3/1/01      14,843,650
 15,000   Fannie Mae Discount Note............     6.29       3/8/01      14,827,025
 10,000   Fannie Mae Discount Note............     6.35      3/29/01       9,846,542
  5,000   FHLB Discount Corp..................     5.80      6/27/01       4,857,417
- ------------------------------------------------------------------------------------
                                                                         200,687,649
TOTAL FEDERAL AGENCY SECURITIES
- ------------------------------------------------------------------------------------

                                        FACE
                                       VALUE     INTEREST    MATURITY
                      DESCRIPTION      (000)       RATE        DATE        VALUE
                      ----------------------   -   ----    -   ----    -   -----
REPURCHASE AGREEMENTS--18.9%
$25,000   Goldman Sachs Group, Inc. (The)
          repurchase agreement, 6.45% dated
          12/29/00 due 1/2/01, repurchase
          price $25,017,917, collateralized by
          Fannie Mae Bond 5.375%, 3/15/02,
          market value $25,500,866............    6.45%       1/2/01    $ 25,000,000
 24,824   Morgan Stanley & Co., Inc.
          repurchase agreement, 6.30% dated
          12/29/00 due 1/2/01, repurchase
          price $24,841,377, collateralized by
          Fannie Mae Bonds 6.50% to 8.50%,
          1/1/13 to 9/1/30, market value
          $25,494,500.........................     6.30       1/2/01      24,824,000
- ------------------------------------------------------------------------------------
                                                                          49,824,000
TOTAL REPURCHASE AGREEMENTS
- ------------------------------------------------------------------------------------


TOTAL INVESTMENTS--95.2%
(IDENTIFIED COST $250,511,649)                        250,511,649(a)
Other assets and liabilities, net--4.8%                12,743,534
                                                     ------------
NET ASSETS--100.0%                                   $263,255,183
                                                     ============

(a) Federal Income Tax Information: At December 31, 2000, the aggregate cost of securities was the same for book and tax purposes.

                       See Notes to Financial Statements                      31

Phoenix-Zweig Government Cash Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investment securities at value,
  exclusive of repurchase agreements
  (Identified cost $200,687,649)                              $  200,687,649
Repurchase agreements, at value
  (Identified cost $49,824,000)                                   49,824,000
Cash                                                                     678
Receivables
  Fund shares sold                                                18,270,359
  Interest                                                            26,470
                                                              --------------
    Total assets                                                 268,809,156
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          5,009,632
  Dividend distributions                                             410,749
  Investment advisory fee                                             61,167
  Distribution fee                                                    24,077
  Transfer agent fee                                                   7,942
  Financial agent fee                                                  6,211
  Trustees' fee                                                        2,235
Accrued expenses                                                      31,960
                                                              --------------
    Total liabilities                                              5,553,973
                                                              --------------
NET ASSETS                                                    $  263,255,183
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  263,255,183
                                                              --------------
NET ASSETS                                                    $  263,255,183
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,273,166)                  4,273,166
Net asset value and offering price per share                           $1.00
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,661,433)                  4,661,433
Net asset value and offering price per share                           $1.00
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,886,363)                  3,886,363
Net asset value and offering price per share                           $1.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,170,563)                  3,170,563
Net asset value and offering price per share                           $1.00
CLASS M
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $247,263,658)              247,263,658
Net asset value and offering price per share                           $1.00



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
Interest                                                      $   13,527,356
                                                              --------------
    Total investment income                                       13,527,356
                                                              --------------
EXPENSES
Investment advisory fee                                            1,068,090
Distribution fee, Class A                                             19,834
Distribution fee, Class B                                             43,280
Distribution fee, Class C                                             12,246
Distribution fee, Class M                                            146,333
Financial agent fee                                                   55,398
Transfer agent                                                        78,532
Registration                                                          40,182
Custodian                                                             37,316
Professional                                                          22,188
Printing                                                              12,622
Trustees                                                              11,665
Miscellaneous                                                         18,568
                                                              --------------
    Total expenses                                                 1,566,254
    Less expenses borne by investment adviser                       (625,822)
                                                              --------------
    Net expenses                                                     940,432
                                                              --------------
NET INVESTMENT INCOME                                         $   12,586,924
                                                              ==============


32                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                            Year Ended      Year Ended
                                             12/31/00        12/31/99
                                          ---------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    12,586,924  $  7,715,219
  Net realized gain (loss)                             --           817
                                          ---------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  12,586,924     7,716,036
                                          ---------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                 (371,436)     (519,158)
  Net investment income, Class B                 (214,851)      (90,797)
  Net investment income, Class C                 (230,032)     (272,605)
  Net investment income, Class I                 (173,221)     (108,716)
  Net investment income, Class M              (11,597,384)   (6,723,943)
  Net realized gains, Class A                          --           (71)
  Net realized gains, Class B                          --           (14)
  Net realized gains, Class C                          --           (50)
  Net realized gains, Class I                          --           (22)
  Net realized gains, Class M                          --          (660)
                                          ---------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (12,586,924)   (7,716,036)
                                          ---------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (95,106,540 and 520,346,360 shares,
    respectively)                              95,106,540   520,346,360
  Net asset value of shares issued from
    reinvestment of distributions
    (262,179 and 426,045 shares,
    respectively)                                 262,179       426,045
  Cost of shares repurchased (97,205,600
    and 522,951,700 shares,
    respectively)                             (97,205,600) (522,951,700)
                                          ---------------  ------------
Total                                          (1,836,881)   (2,179,295)
                                          ---------------  ------------
CLASS B
  Proceeds from sales of shares
    (2,460,282 and 5,274,685 shares,
    respectively)                               2,460,282     5,274,685
  Net asset value of shares issued from
    reinvestment of distributions
    (171,753 and 77,651 shares,
    respectively)                                 171,753        77,651
  Cost of shares repurchased (2,620,918
    and 2,440,188 shares, respectively)        (2,620,918)   (2,440,188)
                                          ---------------  ------------
Total                                              11,117     2,912,148
                                          ---------------  ------------
CLASS C
  Proceeds from sales of shares
    (7,042,202 and 13,107,153 shares,
    respectively)                               7,042,202    13,107,153
  Net asset value of shares issued from
    reinvestment of distributions
    (209,112 and 273,984 shares,
    respectively)                                 209,112       273,984
  Cost of shares repurchased (9,347,341
    and 14,022,767 shares, respectively)       (9,347,341)  (14,022,767)
                                          ---------------  ------------
Total                                          (2,096,027)     (641,630)
                                          ---------------  ------------
CLASS I
  Proceeds from sales of shares
    (4,606,895 and 99,867 shares,
    respectively)                               4,606,895        99,867
  Net asset value of shares issued from
    reinvestment of distributions
    (173,221 and 88,478 shares,
    respectively)                                 173,221        88,478
  Cost of shares repurchased (3,755,358
    and 926,871 shares, respectively)          (3,755,358)     (926,871)
                                          ---------------  ------------
Total                                           1,024,758      (738,526)
                                          ---------------  ------------
CLASS M
  Proceeds from sales of shares
    (1,118,559,864 and 513,883,273
    shares, respectively)                   1,118,559,864   513,883,273
  Net asset value of shares issued from
    reinvestment of distributions
    (9,336,253 and 5,288,093 shares,
    respectively)                               9,336,253     5,288,093
  Cost of shares repurchased
    (1,026,946,816 and 448,121,158
    shares, respectively)                  (1,026,946,816) (448,121,158)
                                          ---------------  ------------
Total                                         100,949,301    71,050,208
                                          ---------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                         98,052,268    70,402,905
                                          ---------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS        98,052,268    70,402,905
NET ASSETS
  Beginning of period                         165,202,915    94,800,010
                                          ---------------  ------------
  END OF PERIOD                           $   263,255,183  $165,202,915
                                          ===============  ============


                       See Notes to Financial Statements                      33

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                      CLASS A
                                         ------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                         ------------------------------------------------------------------
                                          2000           1999           1998           1997           1996
Net asset value, beginning of
  period                                 $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.06           0.04           0.05           0.05           0.05
                                         ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.06           0.04           0.05           0.05           0.05
                                         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (0.06)         (0.04)         (0.05)         (0.05)         (0.05)
                                         ------         ------         ------         ------         ------
Change in net asset value                    --             --             --             --             --
                                         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                         ======         ======         ======         ======         ======
Total return(1)                            5.70%          4.52%          4.91%          4.97%          4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $4,273         $6,110         $8,290         $2,472         $3,360

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                    0.65%          0.65%          0.65%          0.65%          0.65%
  Net investment income                    5.62%          4.41%          4.75%          4.85%          4.73%



                                                                        CLASS B
                                         ---------------------------------------------------------------------
                                                                                                       FROM
                                                       YEAR ENDED DECEMBER 31                        INCEPTION
                                         ---------------------------------------------------         4/8/96 TO
                                          2000           1999           1998           1997          12/31/96
Net asset value, beginning of
  period                                 $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.05           0.04           0.04           0.04            0.03
                                         ------         ------         ------         ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.05           0.04           0.04           0.04            0.03
                                         ------         ------         ------         ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (0.05)         (0.04)         (0.04)         (0.04)          (0.03)
                                         ------         ------         ------         ------          ------
Change in net asset value                    --             --             --             --              --
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                         ======         ======         ======         ======          ======
Total return(1)                            4.98%          3.80%          4.18%          4.24%           3.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $4,661         $4,650         $1,738           $336             $33

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                    1.35%          1.35%          1.35%          1.35%           1.35%(2)
  Net investment income                    4.96%          3.80%          3.97%          4.15%           4.03%(2)



(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.20%, 1.09%, 1.30%, 1.74% and 1.31% for the periods ended, December 31, 2000,
     1999, 1998, 1997, and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99%, 2.51%, 3.70%, 7.49% and 1.95% for the periods ended December 31, 2000,
     1999, 1998, 1997 and 1996, respectively.

34                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                      CLASS C
                                         ------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                         ------------------------------------------------------------------
                                          2000           1999           1998           1997           1996
Net asset value, beginning of
  period                                 $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.06           0.04           0.05           0.05           0.05
                                         ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.06           0.04           0.05           0.05           0.05
                                         ------         ------         ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (0.06)         (0.04)         (0.05)         (0.05)         (0.05)
                                         ------         ------         ------         ------         ------
Change in net asset value                    --             --             --             --             --
                                         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                         ======         ======         ======         ======         ======
Total return(1)                            5.70%          4.52%          4.91%          4.97%          4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $3,886         $5,982         $6,624         $2,661         $4,535

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                    0.65%          0.65%          0.65%          0.65%          0.65%
  Net investment income                    5.64%          4.43%          4.73%          4.85%          4.73%



                                                                        CLASS I
                                         ----------------------------------------------------------------------
                                                                                                        FROM
                                                       YEAR ENDED DECEMBER 31                        INCEPTION
                                         ---------------------------------------------------         11/1/96 TO
                                          2000           1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                 $ 1.00         $ 1.00         $ 1.00         $ 1.00           $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                    0.06           0.05           0.05           0.05             0.01
                                         ------         ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.06           0.05           0.05           0.05             0.01
                                         ------         ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                (0.06)         (0.05)         (0.05)         (0.05)           (0.01)
                                         ------         ------         ------         ------           ------
Change in net asset value                    --             --             --             --               --
                                         ------         ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00           $ 1.00
                                         ======         ======         ======         ======           ======
Total return(1)                            6.01%          4.83%          5.23%          5.28%            0.80%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $3,171         $2,146         $2,884           $100           $1,401

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                    0.35%          0.35%          0.35%          0.35%            0.35%(2)
  Net investment income                    5.94%          4.73%          5.15%          5.15%            5.03%(2)



(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.35%, 1.38%, 1.65% and 1.25% for the periods ended December 31, 2000,
     1999, 1998, 1997, and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.14%, 0.67%, 1.47%, 0.82% and 0.73% for the periods ended December 31, 2000,
     1999, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      35

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                          CLASS M
                                         -------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                         -------------------------------------------------------------------------
                                           2000             1999            1998            1997            1996
Net asset value, beginning of
  period                                 $   1.00         $   1.00         $  1.00         $  1.00         $  1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.06             0.05            0.05            0.05            0.05
                                         --------         --------         -------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.06             0.05            0.05            0.05            0.05
                                         --------         --------         -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.06)           (0.05)          (0.05)          (0.05)          (0.05)
                                         --------         --------         -------         -------         -------
Change in net asset value                      --               --              --              --              --
                                         --------         --------         -------         -------         -------
NET ASSET VALUE, END OF PERIOD           $   1.00         $   1.00         $  1.00         $  1.00         $  1.00
                                         ========         ========         =======         =======         =======
Total return(1)                              5.95%            4.77%           5.16%           5.22%           5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $247,264         $146,314         $75,264         $56,599         $45,271

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(2)                      0.41%            0.41%           0.41%           0.41%           0.40%
  Net investment income                      5.93%            4.71%           5.01%           5.09%           4.98%



(1)  Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 0.66%, 0.69%, 0.73% and 0.72% for the periods ended December 31, 2000,
     1999, 1998, 1997, and 1996, respectively.

36                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                        INVESTMENTS AT DECEMBER 31, 2000


                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)      VALUE
                                      ------------  ------  -----------
U.S. GOVERNMENT SECURITIES--58.6%

U.S. TREASURY BONDS--50.6%
U.S. Treasury Bonds 7.25%,
8/15/22.............................      AAA       $1,500  $ 1,808,135
U.S. Treasury Bonds 6.25%,
8/15/23.............................      AAA       3,000     3,244,392
U.S. Treasury Bonds 6%, 2/15/26.....      AAA       2,100     2,212,671
U.S. Treasury Bonds 6.50%,
11/15/26............................      AAA       1,900     2,134,021
U.S. Treasury Bonds 6.125%,
8/15/29.............................      AAA       2,400     2,613,749
U.S. Treasury Bonds 6.25%,
5/15/30.............................      AAA       2,300     2,567,734
                                                            -----------
                                                             14,580,702
                                                            -----------
U.S. TREASURY NOTES--8.0%
U.S. Treasury Notes 6.50%,
2/15/10.............................      AAA       2,100     2,298,347
- -----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $16,020,374)                                16,879,049
- -----------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--0.7%

Freddie Mac 10.50%, 6/1/11..........     Aaa(b)        48        52,020
Freddie Mac 12%, 11/1/15............     Aaa(b)        94       106,332
GNMA 12.50%, 11/20/13...............      AAA           8         8,775
GNMA 12%, 9/15/15...................      AAA          18        20,238
GNMA 8%, 8/15/22....................      AAA           6         6,560
- -----------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $182,538)                                      193,925
- -----------------------------------------------------------------------
                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)      VALUE
                                      ------------  ------  -----------

AGENCY NON MORTGAGE-BACKED
SECURITIES--31.2%

Freddie Mac 6.875%, 1/15/05.........     Aaa(b)     $2,800  $ 2,913,879
Freddie Mac 5.125%, 10/15/08........     Aaa(b)     2,700     2,554,570
Freddie Mac 7%, 3/15/10.............     Aaa(b)     3,300     3,531,244
- -----------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,755,925)                                  8,999,693
- -----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--90.5%
(IDENTIFIED COST $24,958,837)                                26,072,667
- -----------------------------------------------------------------------


SHORT-TERM OBLIGATIONS--6.9%

REPURCHASE AGREEMENT--6.9%
Morgan Stanley & Co., Inc.
repurchase agreement, 6.30%, dated
12/29/00 due 1/2/01, repurchase
price $2,000,399, collateralized by
Fannie Mae Bonds 6% to 7%, 11/1/28
to 9/1/30, market value
$2,059,476..........................      1,999     1,999,000
- -------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,999,000)                        1,999,000
- -------------------------------------------------------------

TOTAL INVESTMENTS--97.4%
(IDENTIFIED COST $26,957,837)                          28,071,667(a)
Other assets and liabilities, net--2.6%                   753,467
                                                     ------------
NET ASSETS--100.0%                                   $ 28,825,134
                                                     ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,166,664 and gross depreciation of $52,834 for federal income tax purposes. At December 31, 2000, the aggregate cost of securities for federal income tax purpose was $26,957,837.
(b)  As rated by Moody's, Fitch or Duff & Phelps.

                       See Notes to Financial Statements                      39

Phoenix-Zweig Government Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investment securities at value
  (Identified cost $26,957,837)                               $   28,071,667
Cash                                                                     864
Receivables
  Interest                                                           492,525
  Fund shares sold                                                   407,962
  Investment securities sold                                             736
                                                              --------------
    Total assets                                                  28,973,754
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             77,015
  Investment advisory fee                                             14,373
  Registration fee                                                    12,301
  Printing fee                                                        11,823
  Distribution fee                                                     9,066
  Professional fee                                                     8,883
  Transfer agent fee                                                   8,117
  Financial agent fee                                                  1,676
  Trustees' fee                                                          885
Accrued expenses                                                       4,481
                                                              --------------
    Total liabilities                                                148,620
                                                              --------------
NET ASSETS                                                    $   28,825,134
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   36,878,291
Undistributed net investment income                                  175,500
Accumulated net realized loss                                     (9,342,487)
Net unrealized appreciation                                        1,113,830
                                                              --------------
NET ASSETS                                                    $   28,825,134
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $19,069,221)                 1,860,259
Net asset value per share                                             $10.25
Offering price per share $10.25/(1-4.75%)                             $10.76
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,418,005)                    137,686
Net asset value and offering price per share                          $10.30
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $5,246,242)                    513,505
Net asset value and offering price per share                          $10.22
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,091,666)                    300,554
Net asset value and offering price per share                          $10.29



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
Interest                                                      $    2,029,728
                                                              --------------
    Total investment income                                        2,029,728
                                                              --------------
EXPENSES
Investment advisory fee                                              181,934
Distribution fee, Class A                                             59,669
Distribution fee, Class B                                             16,140
Distribution fee, Class C                                             41,998
Financial agent fee                                                   21,226
Transfer agent                                                        76,151
Registration                                                          39,053
Printing                                                              18,607
Professional                                                          17,119
Custodian                                                             11,759
Trustees                                                               5,182
Miscellaneous                                                         16,019
                                                              --------------
    Total expenses                                                   504,857
                                                              --------------
NET INVESTMENT INCOME                                              1,524,871
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (636,957)
Net change in unrealized appreciation (depreciation) on
  investments                                                      1,998,865
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,361,908
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,886,779
                                                              ==============


40                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                          Year Ended    Year Ended
                                           12/31/00      12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $ 1,524,871  $  1,844,729
  Net realized gain (loss)                   (636,957)     (524,883)
  Net change in unrealized appreciation
    (depreciation)                          1,998,865    (2,530,574)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               2,886,779    (1,210,728)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (917,192)   (1,149,841)
  Net investment income, Class B              (65,922)      (87,786)
  Net investment income, Class C             (237,521)     (389,322)
  Net investment income, Class I             (156,287)     (155,187)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (1,376,922)   (1,782,136)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (181,469
    and 149,538 shares, respectively)       1,796,273     1,518,826
  Net asset value of shares issued from
    reinvestment of distributions
    (56,852 and 70,016 shares,
    respectively)                             556,778       698,694
  Cost of shares repurchased (634,446
    and 814,413 shares, respectively)      (6,219,344)   (8,167,750)
                                          -----------  ------------
Total                                      (3,866,293)   (5,950,230)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (92,029
    and 127,725 shares, respectively)         905,744     1,295,107
  Net asset value of shares issued from
    reinvestment of distributions
    (3,140 and 4,617 shares,
    respectively)                              30,994        46,246
  Cost of shares repurchased (126,839
    and 172,012 shares, respectively)      (1,250,720)   (1,721,621)
                                          -----------  ------------
Total                                        (313,982)     (380,268)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (109,390
    and 181,165 shares, respectively)       1,094,695     1,821,289
  Net asset value of shares issued from
    reinvestment of distributions
    (13,284 and 21,234 shares,
    respectively)                             129,870       211,467
  Cost of shares repurchased (338,468
    and 611,333 shares, respectively)      (3,299,186)   (6,113,837)
                                          -----------  ------------
Total                                      (2,074,621)   (4,081,081)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    37,065 shares, respectively)                   --       371,104
  Net asset value of shares issued from
    reinvestment of distributions
    (15,923 and 15,534 shares,
    respectively)                             156,287       155,187
  Cost of shares repurchased (57,154 and
    5,638 shares, respectively)              (563,537)      (57,000)
                                          -----------  ------------
Total                                        (407,250)      469,291
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (6,662,146)   (9,942,288)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (5,152,289)  (12,935,152)
NET ASSETS
  Beginning of period                      33,977,423    46,912,575
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $175,500 AND $28,333, RESPECTIVELY]   $28,825,134  $ 33,977,423
                                          ===========  ============


                       See Notes to Financial Statements                      41

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         CLASS A
                                  -----------------------------------------------------
                                                 YEAR ENDED DECEMBER 31
                                  -----------------------------------------------------
                                    2000       1999       1998       1997       1996
Net asset value, beginning of
  period                          $    9.72  $   10.44  $   10.09  $    9.81  $   10.39
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.51       0.46       0.53       0.52       0.53
  Net realized and unrealized
    gain (loss)                        0.48      (0.73)      0.35       0.28      (0.58)
                                  ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.99      (0.27)      0.88       0.80      (0.05)
                                  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.46)     (0.45)     (0.53)     (0.52)     (0.53)
                                  ---------  ---------  ---------  ---------  ---------
Change in net asset value              0.53      (0.72)      0.35       0.28      (0.58)
                                  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD    $   10.25  $    9.72  $   10.44  $   10.09  $    9.81
                                  =========  =========  =========  =========  =========
Total return(1)                       10.46%    (2.58)%      8.91%      8.42%     (0.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $19,069    $21,922    $29,767    $28,062    $33,848

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.58%     1.35%       1.32%      1.36%      1.14%(4)
  Net investment income                5.12%     4.67%       5.09%      5.26%      5.25%
Portfolio turnover                      176%      183%         48%       128%       170%



                                                         CLASS B
                                  -----------------------------------------------------
                                                                                FROM
                                            YEAR ENDED DECEMBER 31            INCEPTION
                                  ------------------------------------------  4/8/96 TO
                                    2000       1999       1998       1997     12/31/96
Net asset value, beginning of
  period                          $    9.78  $   10.52  $   10.15  $    9.86   $ 9.76
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.45       0.39       0.44       0.46     0.29
  Net realized and unrealized
    gain (loss)                        0.48      (0.74)      0.37       0.26     0.11
                                  ---------  ---------  ---------  ---------   ------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.93      (0.35)      0.81       0.72     0.40
                                  ---------  ---------  ---------  ---------   ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.41)     (0.39)     (0.44)     (0.43)   (0.30)
                                  ---------  ---------  ---------  ---------   ------
Change in net asset value              0.52      (0.74)      0.37       0.29     0.10
                                  ---------  ---------  ---------  ---------   ------
NET ASSET VALUE, END OF PERIOD    $   10.30  $    9.78  $   10.52  $   10.15   $ 9.86
                                  =========  =========  =========  =========   ======
Total return(1)                        9.68%    (3.23)%      8.20%      7.55%    4.16%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $1,418     $1,657     $2,199     $1,215     $513

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   2.28%     2.06%       2.02%      2.06%    1.84%(2)(5)
  Net investment income                4.41%     3.97%       4.39%      4.56%    4.55%(2)
Portfolio turnover                      176%      183%         48%       128%     170%



(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expense to average net assets would have been 1.36% for the period ended December 31, 1996.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.

42                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                         CLASS C
                                  -----------------------------------------------------
                                                 YEAR ENDED DECEMBER 31
                                  -----------------------------------------------------
                                    2000       1999       1998       1997       1996
Net asset value, beginning of
  period                          $    9.69  $   10.42  $   10.08  $    9.81  $   10.38
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.47       0.42       0.47       0.48       0.49
  Net realized and unrealized
    gain (loss)                        0.48      (0.74)      0.36       0.27      (0.58)
                                  ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.95      (0.32)      0.83       0.75      (0.09)
                                  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.42)     (0.41)     (0.49)     (0.48)     (0.48)
                                  ---------  ---------  ---------  ---------  ---------
Change in net asset value              0.53      (0.73)      0.34       0.27      (0.57)
                                  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD    $   10.22  $    9.69  $   10.42  $   10.08  $    9.81
                                  =========  =========  =========  =========  =========
Total return(1)                       10.08%    (3.09)%      8.46%      7.86%     (0.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $5,246     $7,068    $11,859    $10,199    $14,330

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   2.03%     1.80%       1.77%      1.81%      1.59%(4)
  Net investment income                4.67%     4.22%       4.64%      4.81%      4.80%
Portfolio turnover                      176%      183%         48%       128%       170%



                                                    CLASS I
                                  -------------------------------------------
                                                                      FROM
                                      YEAR ENDED DECEMBER 31       INCEPTION
                                  -------------------------------  7/14/97 TO
                                    2000       1999       1998      12/31/97
Net asset value, beginning of
  period                          $    9.74  $   10.48  $   10.11    $ 9.88
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.54       0.49       0.55      0.26
  Net realized and unrealized
    gain (loss)                        0.49      (0.74)      0.37      0.23
                                  ---------  ---------  ---------    ------
      TOTAL FROM INVESTMENT
        OPERATIONS                     1.03      (0.25)      0.92      0.49
                                  ---------  ---------  ---------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.48)     (0.49)     (0.55)    (0.26)
                                  ---------  ---------  ---------    ------
Change in net asset value              0.55      (0.74)      0.37      0.23
                                  ---------  ---------  ---------    ------
NET ASSET VALUE, END OF PERIOD    $   10.29  $    9.74  $   10.48    $10.11
                                  =========  =========  =========    ======
Total return(1)                       10.81%    (2.31)%      9.33%     5.01%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $3,092     $3,330     $3,088    $1,050

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.28%     1.06%       1.02%     1.06%(2)
  Net investment income                5.41%     4.98%       5.39%     5.56%(2)
Portfolio turnover                      176%      183%         48%      128%



(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.

                       See Notes to Financial Statements                      43

Phoenix-Zweig Growth & Income Fund


                        INVESTMENTS AT DECEMBER 31, 2000

                                          SHARES     VALUE
                                          ------  -----------
COMMON STOCKS--78.1%
AGRICULTURAL PRODUCTS--0.4%
Archer-Daniels-Midland Co...........      3,400   $    51,000

AIR FREIGHT--1.0%
EGL, Inc.(b)........................        500        11,969
Expeditors International of
Washington, Inc.....................      2,200       118,112
                                                  -----------
                                                      130,081
                                                  -----------

AIRLINES--0.5%
SkyWest, Inc........................        800        23,000
Southwest Airlines Co...............      1,300        43,589
                                                  -----------
                                                       66,589
                                                  -----------

ALUMINUM--0.7%
Alcoa, Inc..........................      2,600        87,100

AUTOMOBILES--0.4%
Ford Motor Co.......................      2,148        50,344

BANKS (MAJOR REGIONAL)--4.7%
Bank of New York Co., Inc. (The)....      1,500        82,781
Fifth Third Bancorp.................      1,000        59,750
Firstar Corp.(b)....................      2,900        67,425
FleetBoston Financial Corp..........      1,200        45,075
Mellon Financial Corp...............      1,800        88,537
Northern Trust Corp.................      1,700       138,656
Synovus Financial Corp..............      1,500        40,406

                                          SHARES     VALUE
                                          ------  -----------
BANKS (MAJOR REGIONAL)--CONTINUED
Wells Fargo & Co....................      1,700   $    94,669
                                                  -----------
                                                      617,299
                                                  -----------

BANKS (MONEY CENTER)--0.7%
Chase Manhattan Corp. (The).........      1,900        86,331

BANKS (REGIONAL)--0.8%
Commerce Bancshares, Inc............        100         4,250
First Tennessee National Corp.......      1,200        34,725
Greater Bay Bancorp.................        500        20,500
Investors Financial Services
Corp................................        100         8,600
M & T Bank Corp.....................        500        34,000
                                                  -----------
                                                      102,075
                                                  -----------

BEVERAGES (ALCOHOLIC)--0.4%
Coors (Adolph) Co. Class B..........        700        56,219

BEVERAGES (NON-ALCOHOLIC)--0.3%
PepsiCo., Inc.......................        700        34,694

BIOTECHNOLOGY--3.0%
Amgen, Inc.(b)......................        500        31,969
ArQule, Inc.(b).....................        200         6,400
Avigen, Inc.(b).....................      2,500        51,875
Immunomedics, Inc.(b)...............        400         8,600
OSI Pharmaceuticals, Inc.(b)........        500        40,062
Protein Design Labs, Inc.(b)........        700        60,812
Regeneron Pharmaceuticals,
Inc.(b).............................      1,700        59,952
Techne Corp.(b).....................      1,600        57,700

                       See Notes to Financial Statements                      47

Phoenix-Zweig Growth & Income Fund

                                          SHARES     VALUE
                                          ------  -----------
BIOTECHNOLOGY--CONTINUED
Transkaryotic Therapies, Inc.(b)....      2,300   $    83,806
                                                  -----------
                                                      401,176
                                                  -----------
COMMUNICATIONS EQUIPMENT--2.6%
Avici Systems, Inc.(b)..............        100         2,462
Comverse Technology, Inc.(b)........        700        76,037
Corning, Inc........................      1,300        68,656
McData Corp. Class B(b).............        500        27,375
Scientific-Atlanta, Inc.............      2,500        81,406
Sycamore Networks, Inc.(b)..........        200         7,450
Wireless Facilities, Inc.(b)........      2,400        87,000
                                                  -----------
                                                      350,386
                                                  -----------

COMPUTERS (HARDWARE)--1.2%
Compaq Computer Corp................      2,500        37,625
Computer Network Technology
Corp.(b)............................        200         5,762
Palm, Inc.(b).......................      1,900        53,794
Sun Microsystems, Inc.(b)...........      2,000        55,750
                                                  -----------
                                                      152,931
                                                  -----------

COMPUTERS (NETWORKING)--0.5%
Cisco Systems, Inc.(b)..............      1,736        66,402

COMPUTERS (PERIPHERALS)--0.6%
EMC Corp.(b)........................      1,000        66,500
Finisar Corp.(b)....................        100         2,900
Rainbow Technologies, Inc.(b).......        300         4,744
                                                  -----------
                                                       74,144
                                                  -----------

COMPUTERS (SOFTWARE & SERVICES)--4.6%
Adobe Systems, Inc..................      1,100        64,006
America Online, Inc.(b).............        500        17,400
Autodesk, Inc.......................      1,500        40,406
Aware, Inc.(b)......................        200         3,550
Cadence Design System, Inc.(b)......      3,200        88,000
Dendrite International, Inc.(b).....        900        20,137
eBay, Inc.(b).......................        100         3,300
Embarcadero Technologies, Inc.(b)...        800        36,000
Foundry Networks, Inc.(b)...........        300         4,500
Henry (Jack) & Associates, Inc......        800        49,700
MapInfo Corp.(b)....................        500        23,625
Mercury Interactive Corp.(b)........        400        36,100
Oracle Corp.(b).....................        900        26,156
Parametric Technology Corp.(b)......      7,300        98,094
PeopleSoft, Inc.(b).................      1,200        44,625
Portal Software, Inc.(b)............        700         5,491

                                          SHARES     VALUE
                                          ------  -----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Quest Software, Inc.(b).............        500   $    14,031
Siebel Systems, Inc.(b).............        400        27,050
Yahoo!, Inc.(b).....................        300         9,019
                                                  -----------
                                                      611,190
                                                  -----------

CONSUMER FINANCE--1.2%
MBNA Corp.(c).......................      3,200       118,200
Providian Financial Corp............        700        40,250
                                                  -----------
                                                      158,450
                                                  -----------

DISTRIBUTORS (FOOD & HEALTH)--1.8%
Cardinal Health, Inc................        500        49,812
Patterson Dental Co.(b).............      2,700        91,462
SYSCO Corp..........................      3,200        96,000
                                                  -----------
                                                      237,274
                                                  -----------

ELECTRICAL EQUIPMENT--4.4%
AVX Corp............................      1,900        31,112
Amphenol Corp. Class A(b)...........        700        27,431
Artesyn Technologies, Inc.(b).......      1,000        15,875
C&D Technologies, Inc...............      1,700        73,419
Emerson Electric Co.................        500        39,406
General Electric Co.................      1,400        67,112
Molex, Inc..........................      3,175       112,712
Park Electrochemical Corp...........        600        18,412
Plexus Corp.(b).....................        200         6,078
Sanmina Corp.(b)....................        400        30,650
Symbol Technologies, Inc............      1,000        36,000
Technitrol, Inc.....................      1,200        49,350
Vicor Corp.(b)......................      2,400        72,900
                                                  -----------
                                                      580,457
                                                  -----------

ELECTRONICS (INSTRUMENTATION)--1.2%
Keithley Instruments, Inc...........        400        17,225
Methode Electronics, Inc.
Class A.............................        700        16,056
Newport Corp........................        300        23,583
PerkinElmer, Inc....................        500        52,500
Tektronix, Inc......................      1,400        47,162
Tollgrade Communications, Inc.(b)...        100         3,650
                                                  -----------
                                                      160,176
                                                  -----------

ELECTRONICS (SEMICONDUCTORS)--3.9%
Analog Devices, Inc.(b).............      1,100        56,306
Dallas Semiconductor Corp...........      1,800        46,125
Intel Corp.(c)......................      3,300        99,206
Linear Technology Corp.(c)..........      3,400       157,250

48                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                          SHARES     VALUE
                                          ------  -----------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Micrel, Inc.(b).....................        800   $    26,950
Stratos Lightwave, Inc.(b)..........      1,700        29,006
Texas Instruments, Inc..............      1,660        78,642
TriQuint Semiconductor, Inc.(b).....        100         4,369
Vitesse Semiconductor Corp.(b)......        400        22,125
                                                  -----------
                                                      519,979
                                                  -----------

ENGINEERING & CONSTRUCTION--0.6%
Dycom Industries, Inc.(b)...........      2,100        75,469
EQUIPMENT (SEMICONDUCTORS)--0.7%
Cabot Microelectronics Corp.(b).....      1,800        93,487
FINANCIAL (DIVERSIFIED)--4.3%
Allied Capital Corp.................      1,600        33,400
American Express Co.................      1,600        87,900
Citigroup, Inc......................      1,746        89,155
Fannie Mae..........................        600        52,050
Morgan Stanley Dean Witter & Co.....      1,300       103,025
SEI Investments Co..................      1,100       123,200
State Street Corp...................        600        74,526
                                                  -----------
                                                      563,256
                                                  -----------

FOODS--0.3%
McCormick & Co., Inc................      1,200        43,275

FOOTWEAR--0.8%
Timberland Co. (The) Class A(b).....      1,600       107,000
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.9%
International Game
Technology(b)(c)....................      2,500       120,000

HEALTH CARE (DIVERSIFIED)--0.6%
Abbott Laboratories.................      1,700        82,344
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.6%
Allergan, Inc.......................        900        87,131
Celgene Corp.(b)....................        900        29,250
Forest Laboratories, Inc.(b)........        600        79,725
Lilly (Eli) & Co....................        900        83,756
Merck & Co., Inc....................        500        46,813
Pfizer, Inc.........................      3,900       179,400
QLT, Inc.(b)........................      1,900        53,200
Schering-Plough Corp................        800        45,400
                                                  -----------
                                                      604,675
                                                  -----------

HEALTH CARE (GENERIC AND OTHER)--0.7%
King Pharmaceuticals, Inc.(b).......      1,800        93,038

                                          SHARES     VALUE
                                          ------  -----------

HEALTH CARE (MANAGED CARE)--0.9%
CIGNA Corp..........................        500   $    66,150
UnitedHealth Group, Inc.............        800        49,100
                                                  -----------
                                                      115,250
                                                  -----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
Applera Corp-Applied Biosystems
Group...............................        600        56,438
Biomet, Inc.........................      2,400        95,250
Medtronic, Inc......................      1,600        96,600
Stryker Corp........................      1,000        50,590
VISX, Inc.(b).......................      1,200        12,525
                                                  -----------
                                                      311,403
                                                  -----------

HEALTH CARE (SPECIALIZED SERVICES)--0.3%
FuelCell Energy, Inc.(b)............        500        34,281

INSURANCE (LIFE/HEALTH)--0.4%
AFLAC, Inc..........................        500        36,094
Lincoln National Corp...............        300        14,194
                                                  -----------
                                                       50,288
                                                  -----------

INSURANCE (MULTI-LINE)--0.6%
American International Group,
Inc.................................        850        83,778

INSURANCE (PROPERTY-CASUALTY)--0.5%
Allstate Corp. (The)................      1,200        52,275
HCC Insurance Holdings, Inc.........        300         8,081
Old Republic International Corp.....        200         6,400
                                                  -----------
                                                       66,756
                                                  -----------

INSURANCE BROKERS--1.0%
Aon Corp............................        700        23,975
Gallagher (Arthur J.) & Co..........      1,700       108,163
                                                  -----------
                                                      132,138
                                                  -----------

INVESTMENT BANKING/BROKERAGE--1.9%
Ameritrade Holding Corp.
Class A(b)..........................      1,100         7,700
Goldman Sachs Group, Inc. (The).....        500        53,469
Lehman Brothers Holdings, Inc.......        600        40,575
Merrill Lynch & Co., Inc............      1,300        88,644
Schwab (Charles) Corp. (The)........      1,850        52,494
Waddell & Reed Financial, Inc.
Class A.............................        400        15,050
                                                  -----------
                                                      257,932
                                                  -----------

INVESTMENT MANAGEMENT--0.5%
Federated Investors, Inc............      1,400        40,775

                       See Notes to Financial Statements                      49

Phoenix-Zweig Growth & Income Fund

                                          SHARES     VALUE
                                          ------  -----------
INVESTMENT MANAGEMENT--CONTINUED
Price (T. Rowe) Group, Inc..........        600   $    25,359
                                                  -----------
                                                       66,134
                                                  -----------
IRON & STEEL--0.2%
Nucor Corp..........................        800        31,750

LEISURE TIME (PRODUCTS)--0.9%
Harley-Davidson, Inc.(c)............      2,900       115,275

MACHINERY (DIVERSIFIED)--0.3%
Dover Corp..........................      1,100        44,619
MANUFACTURING (DIVERSIFIED)--0.6%
Tyco International Ltd..............        700        38,850
United Technologies Corp............        600        47,175
                                                  -----------
                                                       86,025
                                                  -----------

MANUFACTURING (SPECIALIZED)--0.1%
Jabil Circuit, Inc.(b)..............        500        12,688

NATURAL GAS--0.3%
Williams Cos., Inc. (The)...........        900        35,944

OFFICE EQUIPMENT & SUPPLIES--0.3%
Miller (Herman), Inc................      1,200        34,500

OIL & GAS (DRILLING & EQUIPMENT)--2.0%
ENSCO International, Inc............        800        27,250
Global Marine, Inc.(b)..............      2,500        70,938
Helmerich & Payne, Inc..............      1,400        61,425
Schlumberger Ltd....................      1,000        79,938
Smith International, Inc.(b)........        400        29,825
                                                  -----------
                                                      269,376
                                                  -----------

OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
Devon Energy Corp...................        300        18,291

OIL (INTERNATIONAL INTEGRATED)--0.7%
Exxon Mobil Corp....................      1,000        86,938
PAPER & FOREST PRODUCTS--0.2%
Westvaco Corp.......................      1,100        32,106
PERSONAL CARE--0.3%
Alberto-Culver Co. Class B..........        900        38,531

POWER PRODUCERS (INDEPENDENT)--0.8%
Calpine Corp........................      2,400       108,150

REITS--1.2%
Equity Residential Properties
Trust...............................      1,200        66,375

                                          SHARES     VALUE
                                          ------  -----------
REITS--CONTINUED
Home Properties of New York, Inc....      1,500   $    41,906
Host Marriott Corp..................      3,800        49,163
                                                  -----------
                                                      157,444
                                                  -----------

RESTAURANTS--0.6%
Cheesecake Factory, Inc. (The)(b)...      2,000        76,750

RETAIL (BUILDING SUPPLIES)--1.1%
Fastenal Co.........................        500        27,438
Home Depot, Inc. (The)..............      1,900        86,806
Lowe's Cos., Inc....................        700        31,150
                                                  -----------
                                                      145,394
                                                  -----------

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
CDW Computer Centers, Inc.(b).......      1,900        52,963

RETAIL (DEPARTMENT STORES)--0.7%
Kohl's Corp.(b).....................      1,500        91,500

RETAIL (DRUG STORES)--0.3%
Walgreen Co.........................      1,000        41,813

RETAIL (GENERAL MERCHANDISE)--0.2%
Wal-Mart Stores, Inc................        600        31,875

RETAIL (HOME SHOPPING)--0.2%
Insight Enterprises, Inc.(b)........      1,600        28,700

RETAIL (SPECIALTY)--1.1%
Bed Bath & Beyond, Inc.(b)..........      1,700        38,038
Pier 1 Imports, Inc.................      2,200        22,688
Tiffany & Co........................      2,600        82,225
                                                  -----------
                                                      142,951
                                                  -----------

RETAIL (SPECIALTY-APPAREL)--0.3%
Chico's FAS, Inc.(b)................      2,100        43,838

SAVINGS & LOAN COMPANIES--0.5%
Golden West Financial Corp..........        600        40,500
Washington Mutual, Inc..............        500        26,531
                                                  -----------
                                                       67,031
                                                  -----------

SERVICES (ADVERTISING/MARKETING)--0.8%
Forrester Research, Inc.(b).........      2,000       100,125

SERVICES (COMMERCIAL & CONSUMER)--2.7%
Apollo Group, Inc. Class A(c).......      2,500       122,969
Cintas Corp.........................        500        26,594
Convergys Corp.(b)..................      1,000        45,313

50                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                          SHARES     VALUE
                                          ------  -----------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Galileo International, Inc..........      4,400   $    88,000
TeleTech Holdings, Inc.(b)..........        400         7,350
Viad Corp...........................      2,900        66,700
                                                  -----------
                                                      356,926
                                                  -----------

SERVICES (COMPUTER SYSTEMS)--0.0%
Comdisco, Inc.......................        600         6,863

SERVICES (DATA PROCESSING)--2.0%
Automatic Data Processing, Inc......      1,300        82,306
Paychex, Inc........................      3,800       184,775
                                                  -----------
                                                      267,081
                                                  -----------
SERVICES (EMPLOYMENT)--0.6%
Robert Half International,
Inc.(b).............................      2,800        74,200

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
Boston Communications Group,
Inc.(b).............................      1,100        30,663

TELECOMMUNICATIONS (LONG DISTANCE)--0.7%
Illuminet Holdings, Inc.(b).........      4,300        98,631
TOBACCO--0.7%
Philip Morris Cos., Inc.............      2,200        96,800

TRUCKERS--0.2%
C.H. Robinson Worldwide, Inc........        800        25,150
- -------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,385,433)                      10,345,692
- -------------------------------------------------------------
FOREIGN COMMON STOCKS--7.7%

COMMUNICATIONS EQUIPMENT--1.5%
360networks, Inc. (Canada)(b).......      7,800        99,450
Nokia Oyj ADR (Finland).............      1,400        60,900
Telefonaktiebolaget LM Ericsson AB
ADR (Sweden)........................      3,100        34,681
                                                  -----------
                                                      195,031
                                                  -----------
COMPUTERS (SOFTWARE & SERVICES)--1.4%
Amdocs Ltd. (United Kingdom)(b).....        300        19,875
Autonomy Corp. PLC ADR (United
Kingdom)(b).........................      1,300        34,937
Infosys Technologies Ltd. ADR
(India).............................      1,000        92,250
Precise Software Solutions Ltd.
(Israel)(b).........................        600        14,850
SAP AG ADR (Germany)................        900        30,319
                                                  -----------
                                                      192,231
                                                  -----------

                                          SHARES     VALUE
                                          ------  -----------

ELECTRICAL EQUIPMENT--0.4%
Koninklijke (Royal) Philips
Electronics NV NY Registred Shares
(Netherlands).......................      1,582   $    57,347

ELECTRONICS (INSTRUMENTATION)--0.4%
Exfo Electro-Optical Engineering,
Inc. (Canada)(b)....................      1,900        49,637

ELECTRONICS (SEMICONDUCTORS)--1.8%
Chartered Semiconductor
Manufacturing Ltd. ADR
(Singapore)(b)......................        200         5,275
STMicroelectronics NV NY Shares
(France)............................      3,500       149,844
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (Taiwan)(b)............      4,800        82,800
                                                  -----------
                                                      237,919
                                                  -----------

ENTERTAINMENT--0.1%
News Corp. Ltd. (The) ADR
(Australia).........................        600        19,350

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Novartis AG ADR (Switzerland).......        800        35,800
Teva Pharmaceutical Industries Ltd.
ADR (Israel)........................      1,000        73,250
                                                  -----------
                                                      109,050
                                                  -----------

INSURANCE (LIFE/HEALTH)--0.4%
Axa ADR (France)....................        147        10,556
Manulife Financial Corp. (Canada)...        300         9,413
Sun Life Financial Services of
Canada (Canada).....................      1,000        26,625
                                                  -----------
                                                       46,594
                                                  -----------

INSURANCE (PROPERTY-CASUALTY)--0.1%
Ace Ltd. (Bermuda)..................        200         8,488

RAILROADS--0.2%
Canadian Pacific Ltd. (Canada)......      1,000        28,563

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
COLT Telecom Group PLC ADR (United
Kingdom)(b).........................        200        17,550
Cable & Wireless PLC ADR (United
Kingdom)............................      1,000        39,875
                                                  -----------
                                                       57,425
                                                  -----------

TEXTILES (SPECIALTY)--0.2%
Gucci Group NV NY Registered Shares
(Netherlands).......................        300        26,550
- -------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,350,575)                        1,028,185
- -------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--85.8%
(IDENTIFIED COST $11,736,008)                      11,373,877
- -------------------------------------------------------------

                       See Notes to Financial Statements                      51

Phoenix-Zweig Growth & Income Fund

                                           PAR
                                          VALUE
                                          (000)      VALUE
                                          ------  -----------
SHORT-TERM OBLIGATIONS--16.9%

U.S. GOVERNMENT SECURITIES--1.2%
U.S. Treasury Bill 5.92%,
2/22/01(c)..........................      $ 150   $   148,937

FEDERAL AGENCY SECURITIES--7.5%
Freddie Mac Discount Note 6.22%,
1/26/01.............................      1,000       995,681

REPURCHASE AGREEMENT--8.2%
Morgan Stanley & Co., Inc.
repurchase agreement, 6.30%, dated
12/29/00 due 1/2/01, repurchase
price $1,089,762, collateralized by
Fannie Mae Bond 5.50%, 1/1/24,
market value $1,121,864.............      1,089     1,089,000
- -------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,233,398)                        2,233,618
- -------------------------------------------------------------


TOTAL INVESTMENTS--102.7%
(IDENTIFIED COST $13,969,406)                          13,607,495(a)
Other assets and liabilities, net--(2.7%)                (363,779)
                                                     ------------
NET ASSETS--100.0%                                   $ 13,243,716
                                                     ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,287,259 and gross depreciation of $1,663,549 for federal income tax purposes. At December 31, 2000, the aggregate cost of securities for federal income tax purposes was $13,983,785.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

52                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investment securities at value
  (Identified cost $13,969,406)                               $   13,607,495
Cash                                                                   2,788
Receivables
  Fund shares sold                                                    77,974
  Dividends and interest                                               7,868
Deferred organization expenses                                         4,632
                                                              --------------
    Total assets                                                  13,700,757
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            387,134
  Distribution fee                                                     9,127
  Variation margin for futures contracts                               9,100
  Investment advisory fee                                              8,457
  Transfer agent fee                                                   6,079
  Trustees' fee                                                        3,173
  Financial agent fee                                                    792
Accrued expenses                                                      33,179
                                                              --------------
    Total liabilities                                                457,041
                                                              --------------
NET ASSETS                                                    $   13,243,716
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   14,078,763
Distributions in excess of net investment income                     (18,451)
Accumulated net realized loss                                       (470,009)
Net unrealized depreciation                                         (346,587)
                                                              --------------
NET ASSETS                                                    $   13,243,716
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,224,347)                    201,735
Net asset value per share                                             $11.03
Offering price per share $11.03/(1-5.75%)                             $11.70
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $6,807,038)                    619,750
Net asset value and offering price per share                          $10.98
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,264,202)                    296,840
Net asset value and offering price per share                          $11.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $948,129)                       85,491
Net asset value and offering price per share                          $11.09



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
Interest                                                      $      389,048
Dividends                                                             87,962
Foreign taxes withheld                                                  (609)
                                                              --------------
    Total investment income                                          476,401
                                                              --------------
EXPENSES
Investment advisory fee                                              129,012
Distribution fee, Class A                                              7,969
Distribution fee, Class B                                             85,299
Distribution fee, Class C                                             44,199
Financial agent fee                                                   12,040
Transfer agent                                                        60,998
Custodian                                                             40,954
Registration                                                          29,851
Professional                                                          18,204
Printing                                                              10,851
Trustees                                                               7,707
Amortization of deferred organization expenses                         5,153
Miscellaneous                                                         11,768
                                                              --------------
    Total expenses                                                   464,005
                                                              --------------
NET INVESTMENT INCOME                                                 12,396
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    1,516,448
Net realized loss on futures contracts                               (23,033)
Net change in unrealized appreciation (depreciation) on
  investments                                                     (1,015,766)
                                                              --------------
NET GAIN ON INVESTMENTS                                              477,649
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      490,045
                                                              ==============


                       See Notes to Financial Statements                      53

Phoenix-Zweig Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                          Year Ended    Year Ended
                                           12/31/00      12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    12,396  $    231,452
  Net realized gain (loss)                  1,493,415     1,277,181
  Net change in unrealized appreciation
    (depreciation)                         (1,015,766)   (1,869,768)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 490,045      (361,135)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                   --       (66,509)
  Net investment income, Class B                   --       (85,176)
  Net investment income, Class C                   --       (39,823)
  Net investment income, Class I                   --       (35,875)
  Net realized gains, Class A                (146,387)     (302,474)
  Net realized gains, Class B                (446,650)     (876,208)
  Net realized gains, Class C                (215,086)     (539,738)
  Net realized gains, Class I                 (61,291)     (156,842)
  In excess of net investment income,
    Class A                                   (10,468)           --
  In excess of net investment income,
    Class B                                   (13,668)           --
  In excess of net investment income,
    Class C                                    (5,503)           --
  In excess of net investment income,
    Class I                                   (10,492)           --
  In excess of net realized gains, Class
    A                                         (74,336)           --
  In excess of net realized gains, Class
    B                                        (226,813)           --
  In excess of net realized gains, Class
    C                                        (109,223)           --
  In excess of net realized gains, Class
    I                                         (31,124)           --
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (1,351,041)   (2,102,645)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (84,778
    and 20,588 shares, respectively)        1,012,709       271,536
  Net asset value of shares issued from
    reinvestment of distributions
    (19,398 and 29,156 shares,
    respectively)                             219,779       345,397
  Cost of shares repurchased (182,097
    and 380,081 shares, respectively)      (2,248,129)   (4,983,646)
                                          -----------  ------------
Total                                      (1,015,641)   (4,366,713)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (68,597
    and 52,764 shares, respectively)          865,579       684,195
  Net asset value of shares issued from
    reinvestment of distributions
    (51,536 and 66,723 shares,
    respectively)                             580,175       782,620
  Cost of shares repurchased (297,934
    and 547,967 shares, respectively)      (3,814,208)   (7,095,775)
                                          -----------  ------------
Total                                      (2,368,454)   (5,628,960)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (91,043
    and 71,824 shares, respectively)        1,169,420       919,029
  Net asset value of shares issued from
    reinvestment of distributions
    (27,130 and 45,958 shares,
    respectively)                             305,628       538,304
  Cost of shares repurchased (274,416
    and 738,676 shares, respectively)      (3,533,070)   (9,519,002)
                                          -----------  ------------
Total                                      (2,058,022)   (8,061,669)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    17,995 shares, respectively)                   --       228,000
  Net asset value of shares issued from
    reinvestment of distributions
    (8,957 and 16,206 shares,
    respectively)                             102,907       192,711
  Cost of shares repurchased (75,275 and
    6,202 shares, respectively)              (988,590)      (83,117)
                                          -----------  ------------
Total                                        (885,683)      337,594
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (6,327,800)  (17,719,748)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (7,188,796)  (20,183,528)
NET ASSETS
  Beginning of period                      20,432,512    40,616,040
                                          -----------  ------------
  END OF PERIOD [INCLUDING DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME
    OF ($18,451) AND ($17,114),
    RESPECTIVELY]                         $13,243,716  $ 20,432,512
                                          ===========  ============


54                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                                    ---------------------------------------------------------------
                                                                                                           FROM
                                                               YEAR ENDED DECEMBER 31                    INCEPTION
                                                    ---------------------------------------------       11/26/96 TO
                                                     2000         1999         1998         1997         12/31/96
Net asset value, beginning of period                $12.13       $13.40       $13.73       $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.09         0.17(6)      0.11         0.24            0.01
  Net realized and unrealized gain (loss)             0.06        (0.08)       (0.33)        2.36            0.03
                                                    ------       ------       ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                0.15         0.09        (0.22)        2.60            0.04
                                                    ------       ------       ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --        (0.21)       (0.11)       (0.24)          (0.01)
  Dividends from net realized gains                  (0.80)       (1.15)          --           --              --
  In excess of net investment income                 (0.05)          --           --           --              --
  In excess of net realized gains                    (0.40)          --           --           --              --
                                                    ------       ------       ------       ------          ------
      TOTAL DISTRIBUTIONS                            (1.25)       (1.36)       (0.11)       (0.24)          (0.01)
                                                    ------       ------       ------       ------          ------
Change in net asset value                            (1.10)       (1.27)       (0.33)        2.36            0.03
                                                    ------       ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                      $11.03       $12.13       $13.40       $13.73          $11.37
                                                    ======       ======       ======       ======          ======
Total return(1)                                       0.98%        1.09%      (1.61)%       23.12%           0.39%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $2,224       $3,393       $8,172       $6,836          $2,508

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.19%        1.80%       1.56%(4)      1.30%(4)        1.30%(2)(4)
  Net investment income                               0.57%        1.28%       0.82%         2.26%           1.47%(2)
Portfolio turnover                                     242%         193%        152%          120%              2%



                                                                                 CLASS B
                                                    -----------------------------------------------------------------
                                                                                                             FROM
                                                                YEAR ENDED DECEMBER 31                     INCEPTION
                                                    -----------------------------------------------       11/26/96 TO
                                                     2000         1999         1998          1997          12/31/96
Net asset value, beginning of period                $12.14       $13.39       $ 13.73       $ 11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       (0.01)        0.08(6)       0.02          0.16            0.01
  Net realized and unrealized gain (loss)             0.07        (0.08)        (0.34)         2.36            0.03
                                                    ------       ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                0.06         0.00         (0.32)         2.52            0.04
                                                    ------       ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --        (0.10)        (0.02)        (0.16)          (0.01)
  Dividends from net realized gains                  (0.80)       (1.15)           --            --              --
  In excess of net investment income                 (0.02)          --            --            --              --
  In excess of net realized gains                    (0.40)          --            --            --              --
                                                    ------       ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                            (1.22)       (1.25)        (0.02)        (0.16)          (0.01)
                                                    ------       ------       -------       -------          ------
Change in net asset value                            (1.16)       (1.25)        (0.34)         2.36            0.03
                                                    ------       ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                      $10.98       $12.14       $ 13.39       $ 13.73          $11.37
                                                    ======       ======       =======       =======          ======
Total return(1)                                       0.22%        0.42%       (2.33)%        22.29%           0.33%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $6,807       $9,684       $16,416       $11,920          $2,693

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.90%        2.51%        2.26%(5)       2.00%(5)        2.00%(2)(5)
  Net investment income                              (0.15)%       0.64%        0.12%          1.56%           0.77%(2)
Portfolio turnover                                     242%         193%         152%           120%              2%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      55

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                 CLASS C
                                                    -----------------------------------------------------------------
                                                                                                             FROM
                                                                YEAR ENDED DECEMBER 31                     INCEPTION
                                                    -----------------------------------------------       11/26/96 TO
                                                     2000         1999         1998          1997          12/31/96
Net asset value, beginning of period                $12.15       $13.37       $ 13.71       $ 11.38          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.01         0.08(6)       0.02          0.17            0.01
  Net realized and unrealized gain (loss)             0.06        (0.07)        (0.34)         2.33            0.04
                                                    ------       ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                0.07         0.01         (0.32)         2.50            0.05
                                                    ------       ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --        (0.08)        (0.02)        (0.17)          (0.01)
  Dividends from net realized gains                  (0.80)       (1.15)           --            --              --
  In excess of net investment income                 (0.02)          --            --            --              --
  In excess of net realized gains                    (0.40)          --            --            --              --
                                                    ------       ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                            (1.22)       (1.23)        (0.02)        (0.17)          (0.01)
                                                    ------       ------       -------       -------          ------
Change in net asset value                            (1.15)       (1.22)        (0.34)         2.33            0.04
                                                    ------       ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                      $11.00       $12.15       $ 13.37       $ 13.71          $11.38
                                                    ======       ======       =======       =======          ======
Total return(1)                                      0.28%         0.45%       (2.34)%        22.15%           0.42%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $3,264       $5,507       $14,364       $13,525          $4,509

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.89%         2.50%        2.26%(4)       2.00%(4)        2.00%(2)(4)
  Net investment income                             (0.11)%        0.60%        0.12%          1.56%           0.77%(2)
Portfolio turnover                                    242%          193%         152%           120%              2%



                                                                                CLASS I
                                                    ---------------------------------------------------------------
                                                                                                           FROM
                                                               YEAR ENDED DECEMBER 31                    INCEPTION
                                                    ---------------------------------------------       11/26/96 TO
                                                     2000         1999         1998         1997         12/31/96
Net asset value, beginning of period                $12.18       $13.44       $13.77       $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.13         0.23(6)      0.15         0.24            0.02
  Net realized and unrealized gain (loss)             0.05        (0.09)       (0.33)        2.40            0.03
                                                    ------       ------       ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                0.18         0.14        (0.18)        2.64            0.05
                                                    ------       ------       ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                  --        (0.25)       (0.15)       (0.24)          (0.02)
  Dividends from net realized gains                  (0.80)       (1.15)          --           --              --
  In excess of net investment income                 (0.07)          --           --           --              --
  In excess of net realized gains                    (0.40)          --           --           --              --
                                                    ------       ------       ------       ------          ------
      TOTAL DISTRIBUTIONS                            (1.27)       (1.40)       (0.15)       (0.24)          (0.02)
                                                    ------       ------       ------       ------          ------
Change in net asset value                            (1.09)       (1.26)       (0.33)        2.40            0.03
                                                    ------       ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                      $11.09       $12.18       $13.44       $13.77          $11.37
                                                    ======       ======       ======       ======          ======
Total return(1)                                       1.19%        1.46%      (1.31)%       23.42%           0.41%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $948       $1,848       $1,664       $1,686            $101

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.90%        1.54%       1.26%(5)      1.00%(5)        1.00%(2)(5)
  Net investment income                               0.95%        1.72%       1.12%         2.56%           1.77%(2)
Portfolio turnover                                     242%         193%        152%          120%              2%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

56                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets


                        INVESTMENTS AT DECEMBER 31, 2000

                                            SHARES       VALUE
                                          ----------  -----------
COMMON STOCKS--28.9%

UNITED STATES--28.9%
ADC Telecommunications, Inc.
(Communications Equipment)(b).......         46,000   $   833,750
AMR Corp. (Airlines)(b).............         22,000       862,125
AT&T Corp. (Telecommunications (Long
Distance))..........................          7,000       121,188
Abbott Laboratories (Health Care
(Diversified))......................         10,000       484,375
Adobe Systems, Inc. (Computers
(Software & Services))..............         15,000       872,812
Aetna, Inc. (Health Care (Managed
Care))(b)...........................          6,000       246,375
Alcoa, Inc. (Aluminum)..............          7,000       234,500
Allstate Corp. (The) (Insurance
(Property-Casualty))................         20,000       871,250
America Online, Inc. (Computers
(Software & Services))(b)...........         19,000       661,200
Amgen, Inc. (Biotechnology)(b)......          5,000       319,687
Analog Devices, Inc. (Electronics
(Semiconductors))(b)................         14,000       716,625
Anheuser-Busch Cos., Inc. (Beverages
(Alcoholic))........................          8,000       364,000
Applied Materials, Inc. (Equipment
(Semiconductors))(b)................         10,000       381,875
Baker Hughes, Inc. (Oil & Gas
(Drilling & Equipment)).............         22,000       914,375
Ball Corp. (Containers (Metal &
Glass)).............................          5,000       230,312
Bank of America Corp. (Banks
(Money Center)).....................         14,000       642,250
BellSouth Corp. (Telephone).........         36,000     1,473,750
Boeing Co. (The)
(Aerospace/Defense).................         31,000     2,046,000
Bristol-Myers Squibb Co. (Health
Care (Diversified)).................         24,000     1,774,500
Brunswick Corp. (Leisure Time
(Products)).........................         40,000       657,500
Burlington Northern Santa Fe Corp.
(Railroads).........................          4,000       113,250
CIGNA Corp. (Health Care (Managed
Care))..............................         15,000     1,984,500
Cardinal Health, Inc. (Distributors
(Food & Health))....................         21,000     2,092,125
Chevron Corp. (Oil (International
Integrated))........................          7,000       591,063

                                            SHARES       VALUE
                                          ----------  -----------
UNITED STATES--CONTINUED
Cisco Systems, Inc. (Computers
(Networking))(b)....................         52,000   $ 1,989,000
Citigroup, Inc. (Financial
(Diversified))......................         49,000     2,502,063
Clorox Co. (The) (Household Products
(Non-Durable))......................         24,000       852,000
Coastal Corp. (The) (Natural Gas)...         17,000     1,501,313
Colgate-Palmolive Co. (Household
Products (Non-Durable)).............          6,000       387,300
Comcast Corp. Special Class A
(Broadcasting (Television, Radio &
Cable))(b)..........................          4,000       167,000
Comverse Technology, Inc.
(Communications Equipment)(b).......          4,000       434,500
ConAgra Foods, Inc. (Foods).........         46,000     1,196,000
Conoco, Inc. Class B (Oil (Domestic
Integrated))........................         56,000     1,620,500
Cooper Industries, Inc. (Electrical
Equipment)..........................         30,000     1,378,125
Coors (Adolph) Co. Class B
(Beverages (Alcoholic)).............          3,000       240,937
Dell Computer Corp. (Computers
(Hardware))(b)......................         30,000       523,125
EMC Corp. (Computers
(Peripherals))(b)...................         20,000     1,330,000
Emerson Electric Co. (Electrical
Equipment)..........................          3,000       236,437
Engelhard Corp. (Chemicals
(Diversified))......................         46,000       937,250
Enron Corp. (Natural Gas)...........          7,000       581,875
Entergy Corp. (Electric
Companies)..........................          8,000       338,500
Exxon Mobil Corp. (Oil
(International Integrated)).........         18,000     1,564,875
FMC Corp. (Chemicals
(Diversified))(b)...................          8,000       573,500
Fannie Mae (Financial
(Diversified))......................         15,000     1,301,250
First Data Corp. (Services (Data
Processing))........................         11,000       579,563
Firstar Corp. (Banks (Major
Regional))(b).......................         53,000     1,232,250
FirstEnergy Corp. (Electric
Companies)..........................         25,000       789,062
FleetBoston Financial Corp. (Banks
(Major Regional))...................         29,000     1,089,312
Ford Motor Co. (Automobiles)........         27,244       638,531
General Electric Co. (Electrical
Equipment)..........................         58,000     2,780,375
General Motors Corp.
(Automobiles).......................          8,000       407,500

                       See Notes to Financial Statements                      59

Phoenix-Zweig Managed Assets



                                            SHARES       VALUE
                                          ----------  -----------
UNITED STATES--CONTINUED
Georgia-Pacific Group (Paper &
Forest Products)....................         35,000   $ 1,089,375
Guidant Corp. (Health Care (Medical
Products & Supplies))(b)............          9,000       485,438
Halliburton Co. (Oil & Gas
(Drilling & Equipment)).............          5,000       181,250
Hasbro, Inc. (Leisure Time
(Products)).........................         49,000       520,625
Home Depot, Inc. (The) (Retail
(Building Supplies))................         10,000       456,875
i2 Technologies, Inc. (Computers
(Software & Services))(b)...........          8,000       435,000
ITT Industries, Inc. (Manufacturing
(Diversified))......................          9,000       348,750
Immunex Corp. (Biotechnology)(b)....         12,000       487,500
Intel Corp. (Electronics
(Semiconductors))...................         54,000     1,623,375
International Business Machines
Corp. (Computers (Hardware))........          8,000       680,000
JDS Uniphase Corp. (Communications
Equipment)(b).......................         19,000       792,062
Johnson & Johnson (Health Care
(Diversified))......................          8,000       840,500
Kaufman and Broad Home Corp.
(Homebuilding)......................         17,000       572,688
Kroger Co. (The) (Retail (Food
Chains))(b).........................         29,000       784,813
Leggett & Platt, Inc. (Household
Furnishings & Appliances)...........         50,000       946,875
Lehman Brothers Holdings, Inc.
(Investment Banking/ Brokerage).....          4,000       270,500
MBNA Corp. (Consumer Finance).......         32,000     1,182,000
MGIC Investment Corp. (Insurance
(Property-Casualty))................          7,000       472,063
McDonald's Corp. (Restaurants)......         11,000       374,000
Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))......         31,000     2,902,375
Merrill Lynch & Co., Inc.
(Investment Banking/ Brokerage).....         20,000     1,363,750
MetLife, Inc. (Insurance
(Life/Health))......................         32,000     1,120,000
Microsoft Corp. (Computers
(Software & Services))(b)...........         29,000     1,257,875
Molex, Inc. (Electrical
Equipment)..........................         17,000       603,500
Morgan (J.P.) & Co., Inc. (Financial
(Diversified))......................          2,000       331,000
Motorola, Inc. (Communications
Equipment)..........................         14,000       283,500
NIKE, Inc. Class B (Footwear).......         10,000       558,125
Network Appliance, Inc. (Computers
(Networking))(b)....................          5,000       320,937
Novellus Systems, Inc. (Equipment
(Semiconductors))(b)................         17,000       610,938
Oracle Corp. (Computers (Software &
Services))(b).......................         57,000     1,656,562
PNC Financial Services Group (Banks
(Major Regional))...................         25,000     1,826,562
Palm, Inc. (Computers
(Hardware))(b)......................         25,932       734,200
Paychex, Inc. (Services (Data
Processing))........................          4,000       194,500
PepsiCo., Inc. (Beverages
(Non-Alcoholic))....................         24,000     1,189,500
Pfizer, Inc. (Health Care
(Drugs-Major Pharmaceuticals))......         46,000     2,116,000
Philip Morris Cos., Inc.
(Tobacco)...........................         34,000     1,496,000
Procter & Gamble Co. (The)
(Household Products
(Non-Durable))......................          5,000       392,188

                                            SHARES       VALUE
                                          ----------  -----------
UNITED STATES--CONTINUED
Providian Financial Corp. (Consumer
Finance)............................         22,000   $ 1,265,000
QUALCOMM, Inc. (Communications
Equipment)(b).......................         19,000     1,561,562
Qwest Communications International,
Inc. (Telephone)(b).................         44,000     1,804,000
Reliant Energy, Inc. (Electric
Companies)..........................         14,000       606,375
SBC Communications, Inc.
(Telephone).........................         36,000     1,719,000
SYSCO Corp. (Distributors (Food &
Health))............................         24,000       720,000
Schering-Plough Corp. (Health Care
(Drugs-Major Pharmaceuticals))......         30,000     1,702,500
Schlumberger Ltd. (Oil & Gas
(Drilling & Equipment)).............          2,000       159,875
Scientific-Atlanta, Inc.
(Communications Equipment)..........          5,000       162,812
Sears, Roebuck & Co. (Retail
(General Merchandise))..............         38,000     1,320,500
Sempra Energy (Natural Gas).........         32,000       744,000
Siebel Systems, Inc. (Computers
(Software & Services))(b)...........         10,000       676,250
Solectron Corp. (Electrical
Equipment)(b).......................          8,000       271,200
Sprint Corp. (FON Group)
(Telecommunications (Long
Distance))..........................         45,000       914,063
Sprint Corp. (PCS Group)
(Telecommunications
(Cellular/Wireless))(b).............         20,000       408,750
Sun Microsystems, Inc. (Computers
(Hardware))(b)......................         34,000       947,750
TJX Cos., Inc. (The) (Retail
(Specialty-Apparel))................         26,000       721,500
Target Corp. (Retail (General
Merchandise)).......................          5,000       161,250
Tenet Healthcare Corp. (Health Care
(Hospital Management))(b)...........          4,000       177,750
Texas Instruments, Inc. (Electronics
(Semiconductors))...................         19,000       900,125
Time Warner, Inc. (Entertainment)...         17,000       888,080
Torchmark Corp. (Insurance
(Life/Health))......................          6,000       230,625
Tosco Corp. (Oil & Gas (Refining &
Marketing)).........................         47,000     1,595,063
Tricon Global Restaurants, Inc.
(Restaurants)(b)....................         14,000       462,000
Tyco International Ltd.
(Manufacturing (Diversified)).......         20,000     1,110,000
UnitedHealth Group, Inc. (Health
Care (Managed Care))................         10,000       613,750
Wal-Mart Stores, Inc. (Retail
(General Merchandise))..............         34,000     1,806,250
Walt Disney Co. (The)
(Entertainment).....................         18,000       520,875
Washington Mutual, Inc. (Savings &
Loan Companies).....................          7,000       371,438
Waste Management, Inc. (Waste
Management).........................         27,000       749,250
Wendy's International, Inc.
(Restaurants).......................          9,000       236,250
WorldCom, Inc. (Telecommunications
(Long Distance))(b).................         20,000       281,250
Yahoo!, Inc. (Computers (Software &
Services))(b).......................          9,000       270,562
- -----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $100,135,911)                        104,242,386
- -----------------------------------------------------------------


60                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets



                                            SHARES       VALUE
                                          ----------  -----------
FOREIGN COMMON STOCKS--23.9%

AUSTRALIA--2.3%
AMP Ltd. (Insurance
(Life/Health))......................        150,000   $ 1,685,355
BHP Ltd. (Metals Mining)............        156,000     1,643,118
Commonwealth Bank of Australia
(Banks (Money Center))..............        123,000     2,112,114
OneSteel Ltd. (Iron & Steel)(b).....         41,425        21,867
Telstra Corp. Ltd.
(Telecommunications (Long
Distance))..........................        456,000     1,627,422
Woolworths Ltd. (Retail (Food
Chains))............................        274,000     1,281,918
                                                      -----------
                                                        8,371,794
                                                      -----------

CANADA--0.2%
Barrick Gold Corp. (Gold & Precious
Metals Mining)......................         14,000       229,320
Nortel Networks Corp.
(Communications Equipment)..........         14,000       448,875
                                                      -----------
                                                          678,195
                                                      -----------

FINLAND--2.2%
Metso Oyj (Machinery
(Diversified))......................          4,500        50,275
Nokia Oyj (Communications
Equipment)..........................        164,800     7,349,269
Sampo Insurance Co. Ltd. Class A
(Insurance (Property-Casualty)).....          2,100       113,365
TietoEnator Oyj (Computers
(Software & Services))..............          2,200        62,583
UPM-Kymmene Oyj (Paper & Forest
Products)...........................          8,500       291,675
                                                      -----------
                                                        7,867,167
                                                      -----------

FRANCE--3.5%
Alcatel SA Class A (Communications
Equipment)..........................         28,466     1,616,870
Aventis SA (Health Care (Drugs-Major
Pharmaceuticals))...................         11,335       995,008
Axa (Insurance (Life/Health)).......          4,455       644,113
Axa ADR (Insurance (Life/Health))...          5,015       360,140
BNP Paribas SA (Banks
(Money Center)).....................          9,150       803,204
Carrefour SA (Retail (Food
Chains))............................          3,700       232,392
Compagnie de Saint-Gobain
(Containers & Packaging (Paper))....          3,001       471,363
France Telecom SA
(Telecommunications (Long
Distance))..........................         15,049     1,299,130
L'Air Liquide SA (Chemicals
(Specialty))........................          1,811       270,169
L'Oreal SA (Household Products
(Non-Durable))......................         15,870     1,360,320
LVMH (Louis Vuitton Moet Hennessy)
(Beverages (Alcoholic)).............          5,220       345,504
STMicroelectronics NV (Electronics
(Semiconductors))...................         12,973       566,352
Schneider Electric SA (Electrical
Equipment)..........................          5,776       421,349
Simco SA Registered Shares
(Financial (Diversified))...........          6,600       456,053
TotalFinaElf SA (Oil & Gas
(Refining & Marketing)).............         13,157     1,956,615

                                            SHARES       VALUE
                                          ----------  -----------
FRANCE--CONTINUED
Vivendi Universal SA (Broadcasting
(Television, Radio & Cable))........         14,034   $   923,619
                                                      -----------
                                                       12,722,201
                                                      -----------

GERMANY--3.4%
Allianz AG Registered Shares
(Insurance (Multi-Line))............          5,250     1,975,022
BASF AG (Chemicals (Diversified))...         26,200     1,191,759
Bayer AG (Chemicals
(Diversified))......................         39,700     2,090,965
Bayerische Hypo-und Vereinsbank AG
(Banks (Money Center))..............          6,250       350,893
DaimlerChrysler AG Registered Shares
(Automobiles).......................         20,160       855,504
Deutsche Bank AG Registered Shares
(Banks (Money Center))..............          8,700       725,313
Dresdner Bank AG (Banks
(Money Center)).....................         16,500       717,230
E.On AG (Manufacturing
(Diversified))......................          9,360       569,435
KarstadtQuelle AG (Retail
(Department Stores))................          7,500       232,364
Muenchener
Rueckversicherungs-Gesellschaft AG
Registered Shares (Insurance
(Multi-Line)).......................            300       107,028
RWE AG (Manufacturing
(Diversified))......................         19,550       867,245
SAP AG (Computers (Software &
Services))..........................          1,700       197,589
Siemens AG (Manufacturing
(Diversified))......................         16,200     2,117,891
Volkswagen AG (Automobiles).........          6,800       360,065
                                                      -----------
                                                       12,358,303
                                                      -----------

ITALY--2.6%
Assicurazioni Generali SPA
(Insurance (Life/Health))...........         29,198     1,159,543
Banca Intesa SPA (Banks
(Money Center)).....................         63,000       302,833
Benetton Group SPA (Textiles
(Apparel))..........................         96,617       201,372
ENI SPA (Oil (Domestic
Integrated))........................        162,307     1,036,190
Enel SPA (Electric Companies).......        154,067       598,830
Fiat SPA (Automobiles)..............         10,156       250,386
Mediaset SPA (Broadcasting
(Television, Radio & Cable))........         36,087       430,615
Mediobanca SPA (Banks (Major
Regional))..........................         17,635       200,003
Pirelli SPA (Auto Parts &
Equipment)..........................        103,067       366,735
Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))............         26,416       411,936
San Paolo - IMI SPA (Banks
(Money Center)).....................         31,472       508,804
Seat Pagine Gialle SPA (Specialty
Printing)...........................          4,737        10,562
Sirti SPA (Engineering &
Construction).......................         19,582        34,287
Snia SPA (Chemicals (Specialty))....         16,406        35,426
Telecom Italia Mobile SPA
(Telecommunications
(Cellular/Wireless))................        263,066     2,099,312
Telecom Italia SPA
(Telecommunications (Long
Distance))..........................         84,595       935,585
UniCredito Italiano SPA (Banks
(Money Center)).....................        134,443       703,051
                                                      -----------
                                                        9,285,470
                                                      -----------


                       See Notes to Financial Statements                      61

Phoenix-Zweig Managed Assets


                                            SHARES       VALUE
                                          ----------  -----------
JAPAN--4.1%
Acom Co., Ltd. (Consumer Finance)...          3,600   $   265,744
Aiful Corp. (Consumer Finance)......          5,260       429,735
Ajinomoto Co., Inc. (Foods).........          9,000       117,031
Asahi Bank Ltd. (The) (Banks
(Money Center)).....................         26,000        88,564
Asahi Chemical Industry Co., Ltd.
(Chemicals (Specialty)).............         19,000       109,475
Asahi Glass Co. Ltd. (Chemicals
(Specialty))........................          9,000        74,317
Bank of Tokyo-Mitsubishi Ltd. (The)
(Banks (Money Center))..............         45,000       448,030
Bridgestone Corp. (Auto Parts &
Equipment)..........................          8,000        72,855
Canon, Inc. (Electronics (Component
Distributors))......................         12,000       420,315
Daiwa Securities Group, Inc.
(Investment Banking/ Brokerage).....         24,000       250,718
Denso Corp. (Auto Parts &
Equipment)..........................         10,000       216,287
East Japan Railway Co.
(Railroads).........................             32       187,741
Fanuc Ltd. (Machinery
(Diversified))......................          2,800       190,508
Fuji Photo Film Co., Ltd. (Leisure
Time (Products))....................         14,000       585,989
Fujikura Ltd. (Electrical
Equipment)..........................          2,000        14,991
Fujitsu Ltd. (Computers
(Hardware)).........................         14,000       206,445
Hitachi Ltd. (Manufacturing
(Diversified))......................         44,000       392,224
Honda Motor Co. Ltd.
(Automobiles).......................         10,000       373,030
Ito-Yokado Co., Ltd. (Retail (Food
Chains))............................          3,000       149,737
Kansai Electric Power Co., Inc.
(The) (Electric Companies)..........         10,500       178,279
Keio Electric Railway Co., Ltd.
(Retail (Department Stores))........         62,000       271,996
Kinki Nippon Railway Co., Ltd.
(Railroads).........................         29,000       120,876
Kirin Brewery Co., Ltd. (Beverages
(Alcoholic))........................         15,000       134,369
Kuraray Co., Ltd. (Chemicals
(Specialty))........................         16,000       149,632
Kyocera Corp. (Electronics
(Component Distributors))...........          2,800       305,744
Kyowa Hakko Kogyo Co., Ltd. (Health
Care (Diversified)).................          3,000        20,753
Marui Co., Ltd. (Retail (Department
Stores))............................          4,000        60,420
Matsushita Electric Industrial Co.
Ltd. (Electronics (Component
Distributors))......................         16,000       382,487
Minebea Co., Ltd. (Machinery
(Diversified))......................         17,000       157,496
Mitsubishi Chemical Corp. (Chemicals
(Specialty))........................         38,000       100,158
Mitsubishi Corp. (Distributors
(Food & Health))....................         18,000       132,714
Mitsubishi Heavy Industries Ltd.
(Machinery (Diversified))...........         26,000       113,380
Mitsui & Co., Ltd. (Distributors
(Food & Health))....................         29,000       182,583
Mizuho Holdings, Inc. (Banks
(Money Center)).....................             68       421,576
Murata Manufacturing Co., Ltd.
(Electrical Equipment)..............          4,000       469,352
NGK Insulators Ltd. (Electrical
Equipment)..........................          9,000       119,238
Nichiro Corp. (Foods)...............         18,000        37,671
Nippon Flour Mills Co., Ltd.
(Foods).............................          4,000         8,581
Nippon Steel Corp. (Iron & Steel)...        125,000       206,874

                                            SHARES       VALUE
                                          ----------  -----------
JAPAN--CONTINUED
Nippon Telegraph & Telephone Corp.
(Telecommunications (Long
Distance))..........................            100   $   720,665
Nippon Yusen Kabushiki Kaisha
(Shipping)..........................         37,000       152,925
Nissan Motor Co., Ltd.
(Automobiles)(b)....................         22,000       126,760
Nisshin Flour Milling Co., Ltd.
(Agricultural Products).............         19,000       161,383
Obayashi Corp. (Engineering &
Construction).......................         16,000        68,932
Oji Paper Co., Ltd. (Paper & Forest
Products)...........................         15,000        77,496
Osaka Gas Co., Ltd. (Natural Gas)...          4,000        12,154
Promise Co., Ltd. (Consumer
Finance)............................          1,800       127,671
Rohm Co., Ltd. (Electronics
(Semiconductors))...................          1,000       190,017
Sakura Bank Ltd. (The) (Banks
(Money Center)).....................         41,000       247,723
Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))......          4,000        95,972
Sanwa Bank Ltd. (The) (Banks
(Money Center)).....................          2,000        14,028
Sanyo Electric Co., Ltd.
(Electronics (Component
Distributors))......................         18,000       149,737
Shinagawa Refractories Co., Ltd.
(Construction (Cement &
Aggregates))........................         12,000        19,650
Shin-Etsu Chemical Co., Ltd.
(Chemicals (Specialty)).............          7,000       269,702
Shizuoka Bank Ltd. (The) (Banks
(Money Center)).....................          5,000        45,490
Sony Corp. (Household Furnishings &
Appliances).........................         11,500       795,534
Sumitomo Bank Ltd. (The) (Banks
(Money Center)).....................         26,000       267,058
Sumitomo Chemical Co., Ltd.
(Chemicals (Specialty)).............          9,000        44,685
Sumitomo Electric Industries Ltd.
(Electrical Equipment)..............         13,000       213,327
Takeda Chemical Industries, Ltd.
(Health Care (Drugs-Major
Pharmaceuticals))...................         18,000     1,065,499
Takefuji Corp. (Consumer Finance)...          1,700       107,180
Toa Corp. (Engineering &
Construction).......................          1,000         1,138
Toho Zinc Co., Ltd. (Metals
Mining).............................          6,000        10,350
Tokai Bank Ltd. (The) (Banks
(Money Center)).....................         22,000        95,359
Tokyo Electric Power Co., Inc. (The)
(Electric Companies)................            800        19,860
Toppan Printing Co. Ltd. (Specialty
Printing)...........................         13,000       113,266
Toray Industries, Inc. (Textiles
(Home Furnishings)).................         25,000        94,133
Toyoda Automatic Loom Works, Ltd.
(Auto Parts & Equipment)............          4,000        78,809
Toyota Motor Corp. (Automobiles)....         26,000       830,998
Yamanouchi Pharmaceutical Co., Ltd.
(Health Care (Diversified)).........          6,000       259,545
                                                      -----------
                                                       14,644,961
                                                      -----------

SPAIN--1.8%
Acerinox SA (Iron & Steel)..........          2,214        67,554
Altadis SA (Tobacco)................         11,003       170,447
Autopistas, Concesionaria Espanola
SA Registered Shares (Services
(Commercial & Consumer))............          8,684        75,904

62                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets


                                            SHARES       VALUE
                                          ----------  -----------
SPAIN--CONTINUED
Banco Bilbao Vizcaya Argentaria SA
(Banks (Money Center))..............         85,696   $ 1,275,214
Banco Santander Central Hispano SA
(Banks (Money Center))..............        121,166     1,296,818
Corporacion Financiera Alba, SA
(Financial (Diversified))...........          2,443        56,721
Corporacion Mapfre, Compania
Internacional de Reaseguros SA
(Insurance (Property-Casualty)).....          3,300        62,893
Empresa Nacional de Electricidad SA
(Electric Companies)................         31,241       532,347
Fomento de Construcciones y
Contratas SA (Engineering &
Construction).......................          5,393       102,276
Gas Natural SDG SA (Natural Gas)....         12,346       224,865
Grupo Dragados SA (Engineering &
Construction).......................          8,703        94,781
Iberdrola SA (Electric Companies)...         30,043       376,546
Repsol YPF SA (Oil & Gas
(Refining & Marketing)).............         34,697       554,428
Sociedad General de Aguas de
Barcelona SA (Water Utilities)......          7,372        90,044
Telefonica SA (Telecommunications
(Long Distance))(b).................         88,396     1,460,625
Union Electrica Fenosa, SA (Electric
Companies)..........................          7,464       136,997
                                                      -----------
                                                        6,578,460
                                                      -----------
SWEDEN--1.2%
ForeningsSparbanken AB (Banks
(Money Center)).....................         16,100       246,563
Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel))................         25,600       396,120
Skandia Forsakrings AB (Insurance
(Life/Health))......................         30,800       501,064
Svenska Handelsbanken AB Class A
(Banks (Money Center))..............         21,500       367,997
Telefonaktiebolaget LM Ericsson AB
Class B (Communications
Equipment)..........................        246,900     2,812,958
                                                      -----------
                                                        4,324,702
                                                      -----------
SWITZERLAND--0.1%
Zurich Financial Services AG
(Insurance (Multi-Line))............            604       364,152
UNITED KINGDOM--2.5%
Abbey National PLC (Financial
(Diversified))......................         22,572       411,025
BAA PLC (Services (Commercial &
Consumer))..........................          4,734        43,703
BOC Group PLC (Chemicals
(Specialty))........................         16,077       244,242
BP Amoco PLC (Oil (Domestic
Integrated))........................        123,200       993,801
Bass PLC (Beverages (Alcoholic))....         20,927       227,892
Boots Co. PLC (Retail (Drug
Stores))............................         16,015       145,693
British Telecommunications PLC
(Telecommunications (Long
Distance))..........................         85,577       731,220
Cadbury Schweppes PLC (Foods).......         29,336       202,897
Caradon PLC (Building Materials)....         11,340        34,049
De La Rue PLC (Specialty
Printing)...........................            250         1,533

                                            SHARES       VALUE
                                          ----------  -----------
UNITED KINGDOM--CONTINUED
GlaxoSmithKline PLC (Health Care
(Drugs-Major Pharmaceuticals))(b)...         45,244   $ 1,276,021
HSBC Holdings PLC (Financial
(Diversified))......................         66,485       978,261
Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..............         18,800        58,695
Innogy Holdings PLC (Electric
Companies)..........................         13,500        38,165
International Power PLC (Power
Producers (Independent))(b).........         13,500        50,618
Invensys PLC (Electronics (Component
Distributors))......................         45,200       105,669
Kingfisher PLC (Retail
(Specialty))........................          7,396        54,992
Prudential PLC (Insurance
(Life/Health))......................         28,048       451,245
Railtrack Group PLC (Railroads).....          8,800       121,596
Royal Bank of Scotland Group PLC
(Banks (Money Center))..............         11,488       271,485
ScottishPower PLC (Electric
Companies)..........................         19,200       151,723
Smiths Group PLC (Manufacturing
(Diversified))......................          3,443        41,557
South African Breweries PLC
(Beverages (Alcoholic)).............         20,000       140,554
Tesco PLC (Retail (Food Chains))....         49,884       203,245
Unilever PLC (Foods)................         38,075       325,904
Vodafone Group PLC
(Telecommunications (Cellular/
Wireless))..........................        474,665     1,740,739
Wolseley PLC (Distributors (Food &
Health))............................          9,436        63,923
                                                      -----------
                                                        9,110,447
                                                      -----------
- -----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $64,162,195)                          86,305,852
- -----------------------------------------------------------------
FOREIGN PREFERRED STOCKS--0.1%

GERMANY--0.1%
SAP AG (Computers (Software &
Services))..........................          1,300       184,051

ITALY--0.0%
Fiat SPA (Automobiles)..............          7,403       124,410
- -----------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $379,008)                                308,461
- -----------------------------------------------------------------

                                        STANDARD
                                        & POOR'S       PAR
                                         RATING       VALUE
                                      (Unaudited)     (000)
                                      ------------  ----------
U.S. GOVERNMENT SECURITIES--21.2%

U.S. TREASURY BONDS--7.0%
U.S. Treasury Bonds
7.25%, 8/15/22......................      AAA       $   1,200     1,446,507
U.S. Treasury Bonds 6%, 2/15/26.....      AAA           6,000     6,321,918
U.S. Treasury Bonds
6.375%, 8/15/27.....................      AAA           6,100     6,769,823

                       See Notes to Financial Statements                      63

Phoenix-Zweig Managed Assets


                                        STANDARD
                                        & POOR'S       PAR
                                         RATING       VALUE
                                      (Unaudited)     (000)        VALUE
                                      ------------  ----------  -----------
U.S. TREASURY BONDS--CONTINUED
U.S. Treasury Bonds
6.125%, 8/15/29.....................      AAA       $   5,400   $ 5,880,935
U.S. Treasury Bonds
6.25%, 5/15/30......................      AAA           4,300     4,800,546
                                                                -----------
                                                                 25,219,729
                                                                -----------

U.S. TREASURY NOTES--14.2%
U.S. Treasury Inflationary Notes
3.625%, 1/15/08(d)..................      AAA          12,547    12,456,515
U.S. Treasury Notes
10.75%, 5/15/03.....................      AAA           7,000     7,857,500
U.S. Treasury Notes
7.50%, 2/15/05......................      AAA           7,100     7,721,903
U.S. Treasury Notes
6.125%, 8/15/07.....................      AAA          12,500    13,159,175
U.S. Treasury Notes
6.50%, 2/15/10......................      AAA           9,000     9,850,059
                                                                -----------
                                                                 51,045,152
                                                                -----------
- ---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $73,891,248)                                    76,264,881
- ---------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED
SECURITIES--7.9%
Freddie Mac 6.875%, 1/15/05.........     Aaa(c)        16,000    16,650,736
Freddie Mac 5.125%, 10/15/08........     Aaa(c)         5,100     4,825,298
Freddie Mac 7%, 3/15/10.............     Aaa(c)         6,700     7,169,496
- ---------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,624,471)                                    28,645,530
- ---------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--10.7%
FRANCE--2.4%
Government of France 5.50%,
10/25/10............................     Aaa(c)       9,000(f)    8,757,066

GERMANY--2.1%
Deutschland Republic 5.25%,
1/4/11..............................      AAA         8,000(f)    7,726,308
NEW ZEALAND--1.2%
Government of New Zealand 6%,
11/15/11............................      AAA        10,000(g)    4,424,648
                                        STANDARD
                                        & POOR'S       PAR
                                         RATING       VALUE
                                      (Unaudited)     (000)        VALUE
                                      ------------  ----------  -----------

SPAIN--1.9%
Government of Spain 4%, 1/31/10.....     Aa(c)        8,000(f)  $ 6,916,890

SWEDEN--1.7%
Government of Sweden 9%, 4/20/09....      AAA        44,000(h)    5,998,274

UNITED KINGDOM--1.4%
UK Treasury 7.25%, 12/7/07..........      AAA         1,200(e)    2,016,641
UK Treasury 8.50%, 7/16/07..........      AAA         1,600(e)    2,832,260
                                                                -----------
                                                                  4,848,901
                                                                -----------
- ---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $35,504,274)                                    38,672,087
- ---------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--92.7%
(IDENTIFIED COST $301,697,107)                                  334,439,197
- ---------------------------------------------------------------------------



SHORT-TERM OBLIGATIONS--5.3%

U.S. GOVERNMENT SECURITIES--0.1%
U.S. Treasury Bill 5.92%, 2/22/01...      $     500       496,458

REPURCHASE AGREEMENT--5.2%
Morgan Stanley & Co., Inc.
repurchase agreement, 6.30%, dated
12/29/00 due 1/2/01, repurchase
price $18,613,020, collateralized by
Fannie Mae Bonds 6% to 8.50%, 6/1/28
to 1/1/31, market value
$19,158,573.........................         18,600    18,600,000
- -----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $19,095,724)                          19,096,458
- -----------------------------------------------------------------


TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $320,792,831)                        353,535,655(a)
Other assets and liabilities, net--2.0%                 7,075,085
                                                     ------------
NET ASSETS--100.0%                                   $360,610,740
                                                     ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $51,018,387 and gross depreciation of $18,448,777 for federal income tax purposes. At
     December 31, 2000, the aggregate cost of securities for federal income tax purposes was $320,966,045.
(b)  Non-income producing.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e)  Par value represents British Pound.
(f)  Par value represents Euro.
(g)  Par value represents New Zealand Dollar.
(h)  Par value represents Swedish Krona.

64                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)


Aerospace/Defense.......................     0.6%
Agency Non-Mortgage Backed Securities...     8.6
Agricultural Products...................     0.1
Airlines................................     0.3
Aluminum................................     0.1
Auto Parts & Equipment..................     0.2
Automobiles.............................     1.2
Banks (Major Regional)..................     1.3
Banks (Money Center)....................     3.6
Beverages (Alcoholic)...................     0.4
Beverages (Non-Alcoholic)...............     0.4
Biotechnology...........................     0.2
Broadcasting (Television, Radio &
Cable)..................................     0.5
Chemicals (Diversified).................     1.4
Chemicals (Specialty)...................     0.4
Communications Equipment................     4.9
Computers (Hardware)....................     0.9
Computers (Networking)..................     0.7
Computers (Peripherals).................     0.4
Computers (Software & Services).........     1.9
Consumer Finance........................     1.0
Containers & Packaging (Paper)..........     0.1
Containers (Metal & Glass)..............     0.1
Distributors (Food & Health)............     1.0
Electric Companies......................     1.1
Electrical Equipment....................     1.9
Electronics (Component Distributors)....     0.4
Electronics (Semiconductors)............     1.2
Engineering & Construction..............     0.1
Entertainment...........................     0.4
Equipment (Semiconductors)..............     0.3
Financial (Diversified).................     1.8
Foods...................................     0.6
Footwear................................     0.2
Foreign Government Securities...........    11.5
Gold & Precious Metals Mining...........     0.1
Health Care (Diversified)...............     1.0
Health Care (Drugs-Major
Pharmaceuticals)........................     3.0

Health Care (Hospital Management).......     0.1%
Health Care (Managed Care)..............     0.9
Health Care (Medical Products &
Supplies)...............................     0.1
Homebuilding............................     0.2
Household Furnishings & Appliances......     0.5
Household Products (Non-Durable)........     0.9
Insurance (Life/Health).................     1.7
Insurance (Multi-Line)..................     1.1
Insurance (Property-Casualty)...........     0.5
Investment Banking/Brokerage............     0.6
Iron & Steel............................     0.1
Leisure Time (Products).................     0.5
Machinery (Diversified).................     0.2
Manufacturing (Diversified).............     1.6
Metals Mining...........................     0.5
Natural Gas.............................     0.9
Oil & Gas (Drilling & Equipment)........     0.4
Oil & Gas (Refining & Marketing)........     1.2
Oil (Domestic Integrated)...............     1.1
Oil (International Integrated)..........     0.6
Paper & Forest Products.................     0.4
Railroads...............................     0.2
Restaurants.............................     0.3
Retail (Building Supplies)..............     0.1
Retail (Department Stores)..............     0.2
Retail (Food Chains)....................     0.8
Retail (General Merchandise)............     1.0
Retail (Specialty-Apparel)..............     0.3
Savings & Loan Companies................     0.1
Services (Data Processing)..............     0.2
Telecommunications
(Cellular/Wireless).....................     1.3
Telecommunications (Long Distance)......     2.4
Telephone...............................     1.5
Textiles (Apparel)......................     0.1
Tobacco.................................     0.5
U.S. Government Securities..............    22.8
Waste Management........................     0.2
                                          ------
                                           100.0%
                                          ======

Phoenix-Zweig Managed Assets


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investment securities at value
  (Identified cost $320,792,831)                              $  353,535,655
Foreign currency at value
  (Identified cost $27,723)                                           30,256
Cash                                                                  42,309
Receivables
  Investment securities sold                                      11,962,166
  Dividends and interest                                           3,258,980
  Tax reclaims                                                       165,379
  Fund shares sold                                                   138,502
                                                              --------------
    Total assets                                                 369,133,247
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  3,830,972
  Fund shares repurchased                                          3,739,682
  Investment advisory fee                                            310,041
  Distribution fee                                                   269,179
  Transfer agent fee                                                  54,033
  Financial agent fee                                                 11,999
  Trustees' fee                                                        5,299
Net unrealized depreciation on forward foriegn currency
  contracts                                                          186,048
Accrued expenses                                                     115,254
                                                              --------------
    Total liabilities                                              8,522,507
                                                              --------------
NET ASSETS                                                    $  360,610,740
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  332,439,702
Undistributed net investment income                                  387,060
Accumulated net realized loss                                     (4,803,420)
Net unrealized appreciation                                       32,587,398
                                                              --------------
NET ASSETS                                                    $  360,610,740
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $66,460,038)                 5,765,058
Net asset value per share                                             $11.53
Offering price per share $11.53/(1-5.75%)                             $12.23
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $28,440,625)                 2,457,421
Net asset value and offering price per share                          $11.57
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $264,509,290)               23,292,746
Net asset value and offering price per share                          $11.36
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,200,787)                    102,740
Net asset value and offering price per share                          $11.69



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
Interest                                                      $   14,976,316
Dividends                                                          2,518,220
Foreign taxes withheld                                              (106,016)
                                                              --------------
    Total investment income                                       17,388,520
                                                              --------------
EXPENSES
Investment advisory fee                                            4,389,722
Distribution fee, Class A                                            255,777
Distribution fee, Class B                                            343,215
Distribution fee, Class C                                          3,172,586
Financial agent fee                                                  148,893
Transfer agent                                                       424,802
Custodian                                                            121,065
Printing                                                              80,267
Professional                                                          65,079
Registration                                                          34,079
Trustees                                                              21,227
Miscellaneous                                                         34,615
                                                              --------------
    Total expenses                                                 9,091,327
                                                              --------------
NET INVESTMENT INCOME                                              8,297,193
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   29,522,682
Net realized gain on futures contracts                               337,650
Net realized loss on foreign currency transactions                (2,267,528)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (48,169,655)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 112,760
                                                              --------------
NET LOSS ON INVESTMENTS                                          (20,464,091)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (12,166,898)
                                                              ==============


66                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                       STATEMENT OF CHANGES IN NET ASSETS


                                           Year Ended     Year Ended
                                            12/31/00       12/31/99
                                          -------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   8,297,193  $  8,795,131
  Net realized gain (loss)                   27,592,804    51,456,579
  Net change in unrealized appreciation
    (depreciation)                          (48,056,895)  (16,852,519)
                                          -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (12,166,898)   43,399,191
                                          -------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A               (773,132)   (1,851,319)
  Net investment income, Class B               (205,626)     (394,535)
  Net investment income, Class C             (1,876,284)   (3,891,210)
  Net investment income, Class I                (29,598)      (42,069)
  Net realized gains, Class A                (7,674,603)   (7,665,272)
  Net realized gains, Class B                (3,321,220)   (2,960,138)
  Net realized gains, Class C               (31,192,967)  (28,568,205)
  Net realized gains, Class I                  (132,858)     (160,910)
  In excess of net realized gains, Class
    A                                        (2,848,962)           --
  In excess of net realized gains, Class
    B                                        (1,232,901)           --
  In excess of net realized gains, Class
    C                                       (11,579,434)           --
  In excess of net realized gains, Class
    I                                           (49,320)           --
                                          -------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (60,916,905)  (45,533,658)
                                          -------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (5,670,836 and 980,240 shares,
    respectively)                            78,327,215    14,230,772
  Net asset value of shares issued from
    reinvestment of distributions
    (891,842 and 625,401 shares,
    respectively)                            10,443,317     8,719,828
  Cost of shares repurchased (8,153,033
    and 2,859,688 shares, respectively)    (112,544,372)  (41,487,644)
                                          -------------  ------------
Total                                       (23,773,840)  (18,537,044)
                                          -------------  ------------
CLASS B
  Proceeds from sales of shares (378,226
    and 1,214,074 shares, respectively)       5,225,369    17,632,149
  Net asset value of shares issued from
    reinvestment of distributions
    (368,773 and 215,090 shares,
    respectively)                             4,313,650     3,004,893
  Cost of shares repurchased (1,110,770
    and 931,411 shares, respectively)       (15,241,363)  (13,617,868)
                                          -------------  ------------
Total                                        (5,702,344)    7,019,174
                                          -------------  ------------
CLASS C
  Proceeds from sales of shares (498,378
    and 1,700,748 shares, respectively)       6,824,995    24,316,042
  Net asset value of shares issued from
    reinvestment of distributions
    (3,540,059 and 2,145,927 shares,
    respectively)                            40,648,188    29,524,085
  Cost of shares repurchased (8,001,111
    and 7,126,846 shares, respectively)    (108,343,581) (102,491,448)
                                          -------------  ------------
Total                                       (60,870,398)  (48,651,321)
                                          -------------  ------------
CLASS I
  Proceeds from sales of shares (47,637
    and 20,802 shares, respectively)            664,006       298,135
  Net asset value of shares issued from
    reinvestment of distributions
    (17,608 and 14,394 shares,
    respectively)                               211,767       202,973
  Cost of shares repurchased (118,652
    and 8,200 shares, respectively)          (1,671,488)     (120,305)
                                          -------------  ------------
Total                                          (795,715)      380,803
                                          -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (91,142,297)  (59,788,388)
                                          -------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (164,226,100)  (61,922,855)
NET ASSETS
  Beginning of period                       524,836,840   586,759,695
                                          -------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $387,060 AND $2,710,988,
    RESPECTIVELY]                         $ 360,610,740  $524,836,840
                                          =============  ============


                       See Notes to Financial Statements                      67

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS A
                                                    -------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31
                                                    -------------------------------------------------------------------
                                                     2000           1999           1998           1997           1996
Net asset value, beginning of period                $ 14.04       $  14.18       $  12.72       $  12.75       $  12.48
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.34(4)        0.31(4)        0.38(5)        0.13(5)        0.35(5)
  Net realized and unrealized gain (loss)             (0.65)          0.91           1.50           1.83           0.86
                                                    -------       --------       --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                (0.31)          1.22           1.88           1.96           1.21
                                                    -------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.11)         (0.25)         (0.38)            --          (0.45)
  Dividends from net realized gains                   (1.52)         (1.11)         (0.04)         (1.99)         (0.49)
  In excess of net realized gains                     (0.57)            --             --             --             --
                                                    -------       --------       --------       --------       --------
      TOTAL DISTRIBUTIONS                             (2.20)         (1.36)         (0.42)         (1.99)         (0.94)
                                                    -------       --------       --------       --------       --------
Change in net asset value                             (2.51)         (0.14)          1.46          (0.03)          0.27
                                                    -------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                      $ 11.53       $  14.04       $  14.18       $  12.72       $  12.75
                                                    =======       ========       ========       ========       ========
Total return(1)                                      (2.22)%          8.81%         14.87%         15.47%          9.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $66,460       $103,267       $122,085       $110,908       $114,837

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.51%           1.51%          1.51%          1.59%          1.64%
  Net investment income                               2.46%           2.13%          2.77%(5)       2.40%(5)       2.64%(5)
Portfolio turnover                                     100%             50%            62%           168%           187%



                                                                                 CLASS B
                                                    -----------------------------------------------------------------
                                                                                                              FROM
                                                                 YEAR ENDED DECEMBER 31                     INCEPTION
                                                    -------------------------------------------------       4/8/96 TO
                                                     2000          1999          1998          1997         12/31/96
Net asset value, beginning of period                $ 14.15       $ 14.28       $ 12.79       $ 12.90        $ 12.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.24(4)       0.21(4)       0.26(5)       0.04(5)        0.13(5)
  Net realized and unrealized gain (loss)             (0.65)         0.91          1.53          1.84           1.00
                                                    -------       -------       -------       -------        -------
      TOTAL FROM INVESTMENT OPERATIONS                (0.41)         1.12          1.79          1.88           1.13
                                                    -------       -------       -------       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.08)        (0.14)        (0.26)           --          (0.17)
  Dividends from net realized gains                   (1.52)        (1.11)        (0.04)        (1.99)         (0.49)
  In excess of net realized gains                     (0.57)           --            --            --             --
                                                    -------       -------       -------       -------        -------
      TOTAL DISTRIBUTIONS                             (2.17)        (1.25)        (0.30)        (1.99)         (0.66)
                                                    -------       -------       -------       -------        -------
Change in net asset value                             (2.58)        (0.13)         1.49         (0.11)          0.47
                                                    -------       -------       -------       -------        -------
NET ASSET VALUE, END OF PERIOD                      $ 11.57       $ 14.15       $ 14.28       $ 12.79        $ 12.90
                                                    =======       =======       =======       =======        =======
Total return(1)                                      (2.97)%         8.03%        14.06%        14.67%          9.11%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $28,441       $39,910       $33,172       $18,117         $6,339

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  2.21%          2.21%         2.21%         2.29%          2.34%(2)
  Net investment income                               1.75%          1.44%         2.07%(5)      1.70%(5)       1.94%(2)(5)
Portfolio turnover                                     100%            50%           62%          168%           187%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

68                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS C
                                                    --------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                    --------------------------------------------------------------------
                                                      2000           1999           1998           1997           1996
Net asset value, beginning of period                $  13.92       $  14.07       $  12.63       $  12.76       $  12.49
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.24(4)        0.21(4)        0.29(5)        0.04(5)        0.27(5)
  Net realized and unrealized gain (loss)              (0.63)          0.89           1.48           1.82           0.85
                                                    --------       --------       --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.39)          1.10           1.77           1.86           1.12
                                                    --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.08)         (0.14)         (0.29)            --          (0.36)
  Dividends from net realized gains                    (1.52)         (1.11)         (0.04)         (1.99)         (0.49)
  In excess of net realized gains                      (0.57)            --             --             --             --
                                                    --------       --------       --------       --------       --------
      TOTAL DISTRIBUTIONS                              (2.17)         (1.25)         (0.33)         (1.99)         (0.85)
                                                    --------       --------       --------       --------       --------
Change in net asset value                              (2.56)         (0.15)          1.44          (0.13)          0.27
                                                    --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                      $  11.36       $  13.92       $  14.07       $  12.63       $  12.76
                                                    ========       ========       ========       ========       ========
Total return(1)                                       (2.86)%          8.01%         14.03%         14.67%          9.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $264,509       $379,445       $429,655       $407,625       $426,194

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.21%           2.21%          2.21%          2.29%          2.34%
  Net investment income                                1.74%           1.43%          2.07%(5)       1.70%(5)       1.94%(5)
Portfolio turnover                                      100%             50%            62%           168%           187%



                                                                                   CLASS I
                                                    ----------------------------------------------------------------------
                                                                                                                   FROM
                                                                   YEAR ENDED DECEMBER 31                       INCEPTION
                                                    -----------------------------------------------------       11/1/96 TO
                                                      2000           1999           1998           1997          12/31/96
Net asset value, beginning of period                $  14.18       $  14.31       $  13.05       $  12.99        $  13.02
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.41(4)        0.36(4)        0.56(5)        0.09(5)         0.05(5)
  Net realized and unrealized gain (loss)              (0.68)          0.91           1.41           1.96            0.45
                                                    --------       --------       --------       --------        --------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.27)          1.27           1.97           2.05            0.50
                                                    --------       --------       --------       --------        --------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.13)         (0.29)         (0.67)            --           (0.04)
  Dividends from net realized gains                    (1.52)         (1.11)         (0.04)         (1.99)          (0.49)
  In excess of net realized gains                      (0.57)            --             --             --              --
                                                    --------       --------       --------       --------        --------
      TOTAL DISTRIBUTIONS                              (2.22)         (1.40)         (0.71)         (1.99)          (0.53)
                                                    --------       --------       --------       --------        --------
Change in net asset value                              (2.49)         (0.13)          1.26           0.06           (0.03)
                                                    --------       --------       --------       --------        --------
NET ASSET VALUE, END OF PERIOD                      $  11.69       $  14.18       $  14.31       $  13.05        $  12.99
                                                    ========       ========       ========       ========        ========
Total return(1)                                       (1.95)%          9.08%         15.16%         15.88%           3.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,201         $2,214         $1,848         $2,645          $2,893

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.21%           1.21%          1.21%          1.29%           1.34%(2)
  Net investment income                                2.88%           2.43%          3.07%(5)       2.70%(5)        2.94%(2)(5)
Portfolio turnover                                      100%             50%            62%           168%            187%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      69

Phoenix-Zweig Strategy Fund

                        INVESTMENTS AT DECEMBER 31, 2000

                                           SHARES      VALUE
                                          --------  ------------
COMMON STOCKS--89.2%
AEROSPACE/DEFENSE--1.6%
Boeing Co. (The)....................        60,000  $  3,960,000
AIRLINES--0.7%
AMR Corp.(b)........................        42,000     1,645,875

ALUMINUM--0.2%
Alcoa, Inc..........................        16,000       536,000
AUTOMOBILES--0.9%
Ford Motor Co.......................        59,237     1,388,367
General Motors Corp.................        16,000       815,000
                                                    ------------
                                                       2,203,367
                                                    ------------

BANKS (MAJOR REGIONAL)--3.3%
Firstar Corp.(b)....................       103,000     2,394,750
FleetBoston Financial Corp..........        57,000     2,141,062
PNC Financial Services Group........        52,000     3,799,250
                                                    ------------
                                                       8,335,062
                                                    ------------

BANKS (MONEY CENTER)--0.5%
Bank of America Corp................        28,000     1,284,500

BEVERAGES (ALCOHOLIC)--0.5%
Anheuser-Busch Cos., Inc............        14,000       637,000
Coors (Adolph) Co. Class B..........         6,000       481,875
                                                    ------------
                                                       1,118,875
                                                    ------------

                                           SHARES      VALUE
                                          --------  ------------

BEVERAGES (NON-ALCOHOLIC)--1.0%
PepsiCo., Inc.......................        48,000  $  2,379,000

BIOTECHNOLOGY--0.7%
Amgen, Inc.(b)......................        11,000       703,312
Immunex Corp.(b)....................        23,000       934,375
                                                    ------------
                                                       1,637,687
                                                    ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.1%
Comcast Corp. Special Class A(b)....         7,000       292,250

CHEMICALS (DIVERSIFIED)--1.2%
Engelhard Corp......................        90,000     1,833,750
FMC Corp.(b)........................        15,000     1,075,312
                                                    ------------
                                                       2,909,062
                                                    ------------

COMMUNICATIONS EQUIPMENT--3.3%
ADC Telecommunications, Inc.(b).....        88,000     1,595,000
Comverse Technology, Inc.(b)........         8,000       869,000
JDS Uniphase Corp.(b)...............        38,000     1,584,125
Motorola, Inc.......................        30,000       607,500
QUALCOMM, Inc.(b)...................        39,000     3,205,312
Scientific-Atlanta, Inc.............        11,000       358,187
                                                    ------------
                                                       8,219,124
                                                    ------------

COMPUTERS (HARDWARE)--2.6%
Dell Computer Corp.(b)..............        64,000     1,116,000
International Business Machines
Corp................................        16,000     1,360,000
Palm, Inc.(b).......................        62,294     1,763,699

                       See Notes to Financial Statements                      73

Phoenix-Zweig Strategy Fund

                                           SHARES      VALUE
                                          --------  ------------
COMPUTERS (HARDWARE)--CONTINUED
Sun Microsystems, Inc.(b)...........        82,000  $  2,285,750
                                                    ------------
                                                       6,525,449
                                                    ------------

COMPUTERS (NETWORKING)--2.0%
Cisco Systems, Inc.(b)..............       112,000     4,284,000
Network Appliance, Inc.(b)..........        11,000       706,062
                                                    ------------
                                                       4,990,062
                                                    ------------
COMPUTERS (PERIPHERALS)--1.5%
EMC Corp.(b)........................        56,000     3,724,000

COMPUTERS (SOFTWARE & SERVICES)--5.0%
Adobe Systems, Inc..................        30,000     1,745,625
America Online, Inc.(b).............        41,000     1,426,800
i2 Technologies, Inc.(b)............        18,000       978,750
Microsoft Corp.(b)..................        59,000     2,559,125
Oracle Corp.(b).....................       123,000     3,574,687
Siebel Systems, Inc.(b).............        24,000     1,623,000
Yahoo!, Inc.(b).....................        18,000       541,125
                                                    ------------
                                                      12,449,112
                                                    ------------

CONSUMER FINANCE--2.1%
MBNA Corp...........................        66,000     2,437,875
Providian Financial Corp............        49,000     2,817,500
                                                    ------------
                                                       5,255,375
                                                    ------------

CONTAINERS (METAL & GLASS)--0.2%
Ball Corp...........................        10,000       460,625

DISTRIBUTORS (FOOD & HEALTH)--2.3%
Cardinal Health, Inc................        43,000     4,283,875
SYSCO Corp..........................        51,000     1,530,000
                                                    ------------
                                                       5,813,875
                                                    ------------

ELECTRIC COMPANIES--1.4%
Entergy Corp........................        16,000       677,000
FirstEnergy Corp....................        55,000     1,735,937
Reliant Energy, Inc.................        26,000     1,126,125
                                                    ------------
                                                       3,539,062
                                                    ------------

ELECTRICAL EQUIPMENT--4.3%
Cooper Industries, Inc..............        57,000     2,618,437
Emerson Electric Co.................         6,000       472,875
General Electric Co.................       124,000     5,944,250
Molex, Inc..........................        35,000     1,242,500

                                           SHARES      VALUE
                                          --------  ------------
ELECTRICAL EQUIPMENT--CONTINUED
Solectron Corp.(b)..................        16,000  $    542,400
                                                    ------------
                                                      10,820,462
                                                    ------------

ELECTRONICS (SEMICONDUCTORS)--3.1%
Analog Devices, Inc.(b).............        43,200     2,211,300
Intel Corp..........................       117,000     3,517,312
Texas Instruments, Inc..............        42,000     1,989,750
                                                    ------------
                                                       7,718,362
                                                    ------------

ENTERTAINMENT--1.2%
Time Warner, Inc....................        37,000     1,932,880
Walt Disney Co. (The)...............        38,000     1,099,625
                                                    ------------
                                                       3,032,505
                                                    ------------

EQUIPMENT (SEMICONDUCTORS)--0.8%
Applied Materials, Inc.(b)..........        21,000       801,937
Novellus Systems, Inc.(b)...........        34,000     1,221,875
                                                    ------------
                                                       2,023,812
                                                    ------------

FINANCIAL (DIVERSIFIED)--3.6%
Citigroup, Inc......................       107,013     5,464,351
Fannie Mae..........................        30,000     2,602,500
Morgan (J.P.) & Co., Inc............         5,000       827,500
                                                    ------------
                                                       8,894,351
                                                    ------------

FOODS--0.9%
ConAgra Foods, Inc..................        90,000     2,340,000

FOOTWEAR--0.5%
NIKE, Inc. Class B..................        21,000     1,172,063

HEALTH CARE (DIVERSIFIED)--3.0%
Abbott Laboratories.................        35,000     1,695,313
Bristol-Myers Squibb Co.............        52,000     3,844,750
Johnson & Johnson...................        18,000     1,891,125
                                                    ------------
                                                       7,431,188
                                                    ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.5%
Merck & Co., Inc....................        65,000     6,085,625
Pfizer, Inc.........................        91,000     4,186,000
Schering-Plough Corp................        62,000     3,518,500
                                                    ------------
                                                      13,790,125
                                                    ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.1%
Tenet Healthcare Corp.(b)...........         7,000       311,063

74                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                           SHARES      VALUE
                                          --------  ------------
HEALTH CARE (MANAGED CARE)--2.3%
Aetna, Inc.(b)......................        13,000  $    533,813
CIGNA Corp..........................        31,000     4,101,300
UnitedHealth Group, Inc.............        18,000     1,104,750
                                                    ------------
                                                       5,739,863
                                                    ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
Baxter International, Inc...........        12,500     1,103,906
Guidant Corp.(b)....................        20,000     1,078,750
                                                    ------------
                                                       2,182,656
                                                    ------------

HOMEBUILDING--0.5%
Kaufman and Broad Home Corp.........        34,000     1,145,375
HOUSEHOLD FURNISHINGS & APPLIANCES--0.8%
Leggett & Platt, Inc................       100,000     1,893,750
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.3%
Clorox Co. (The)....................        46,000     1,633,000
Colgate-Palmolive Co................        12,000       774,600
Procter & Gamble Co. (The)..........        11,000       862,813
                                                    ------------
                                                       3,270,413
                                                    ------------
INSURANCE (LIFE/HEALTH)--1.1%
MetLife, Inc........................        67,000     2,345,000
Torchmark Corp......................        12,000       461,250
                                                    ------------
                                                       2,806,250
                                                    ------------
INSURANCE (PROPERTY-CASUALTY)--1.2%
Allstate Corp. (The)................        41,000     1,786,063
MGIC Investment Corp................        16,000     1,079,000
                                                    ------------
                                                       2,865,063
                                                    ------------

INVESTMENT BANKING/BROKERAGE--1.7%
Lehman Brothers Holdings, Inc.......        20,000     1,352,500
Merrill Lynch & Co., Inc............        44,000     3,000,250
                                                    ------------
                                                       4,352,750
                                                    ------------

LEISURE TIME (PRODUCTS)--1.0%
Brunswick Corp......................        82,000     1,347,875
Hasbro, Inc.........................        98,000     1,041,250
                                                    ------------
                                                       2,389,125
                                                    ------------

MANUFACTURING (DIVERSIFIED)--1.3%
ITT Industries, Inc.................        19,000       736,250

                                           SHARES      VALUE
                                          --------  ------------
MANUFACTURING (DIVERSIFIED)--CONTINUED
Tyco International Ltd..............        44,000  $  2,442,000
                                                    ------------
                                                       3,178,250
                                                    ------------

NATURAL GAS--2.3%
Coastal Corp. (The).................        35,000     3,090,938
Enron Corp..........................        15,000     1,246,875
Sempra Energy.......................        62,000     1,441,500
                                                    ------------
                                                       5,779,313
                                                    ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.0%
Baker Hughes, Inc...................        44,000     1,828,750
Halliburton Co......................        10,000       362,500
Schlumberger Ltd....................         4,000       319,750
                                                    ------------
                                                       2,511,000
                                                    ------------

OIL & GAS (REFINING & MARKETING)--1.2%
Tosco Corp..........................        89,000     3,020,438

OIL (DOMESTIC INTEGRATED)--2.1%
Conoco, Inc. Class B................       108,000     3,125,250
Occidental Petroleum Corp...........        17,000       412,250
USX-Marathon Group..................        62,000     1,720,500
                                                    ------------
                                                       5,258,000
                                                    ------------

OIL (INTERNATIONAL INTEGRATED)--1.8%
Chevron Corp........................        14,000     1,182,125
Exxon Mobil Corp....................        38,000     3,303,625
                                                    ------------
                                                       4,485,750
                                                    ------------

PAPER & FOREST PRODUCTS--0.8%
Georgia-Pacific Group...............        67,000     2,085,375

RAILROADS--0.1%
Burlington Northern Santa Fe
Corp................................        10,000       283,125

RESTAURANTS--0.8%
McDonald's Corp.....................        24,000       816,000
Tricon Global Restaurants,
Inc.(b).............................        22,000       726,000
Wendy's International, Inc..........        19,000       498,750
                                                    ------------
                                                       2,040,750
                                                    ------------

RETAIL (BUILDING SUPPLIES)--1.0%
Home Depot, Inc. (The)..............        55,000     2,512,813

RETAIL (FOOD CHAINS)--0.6%
Kroger Co. (The)(b).................        58,000     1,569,625

                       See Notes to Financial Statements                      75

Phoenix-Zweig Strategy Fund

                                           SHARES      VALUE
                                          --------  ------------
RETAIL (GENERAL MERCHANDISE)--2.7%
Sears, Roebuck & Co.................        82,000  $  2,849,500
Target Corp.........................         9,000       290,250
Wal-Mart Stores, Inc................        69,000     3,665,625
                                                    ------------
                                                       6,805,375
                                                    ------------

RETAIL (SPECIALTY-APPAREL)--0.5%
TJX Cos., Inc. (The)................        41,000     1,137,750
SAVINGS & LOAN COMPANIES--0.3%
Washington Mutual, Inc..............        14,000       742,875
SERVICES (DATA PROCESSING)--0.6%
First Data Corp.....................        21,000     1,106,438
Paychex, Inc........................        10,000       486,250
                                                    ------------
                                                       1,592,688
                                                    ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Sprint Corp. (PCS Group)(b).........        40,000       817,500

TELECOMMUNICATIONS (LONG DISTANCE)--1.0%
AT&T Corp...........................        14,000       242,375
Sprint Corp. (FON Group)............        87,000     1,767,188
WorldCom, Inc.(b)...................        40,000       562,500
                                                    ------------
                                                       2,572,063
                                                    ------------

TELEPHONE--4.1%
BellSouth Corp......................        74,000     3,029,375
Qwest Communications International,
Inc.(b).............................        90,172     3,697,052
SBC Communications, Inc.............        75,000     3,581,250
                                                    ------------
                                                      10,307,677
                                                    ------------

TOBACCO--1.2%
Philip Morris Cos., Inc.............        69,000     3,036,000
WASTE MANAGEMENT--0.6%
Waste Management, Inc...............        56,000     1,554,000
- ----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $208,463,117)                       222,747,905
- ----------------------------------------------------------------

                                           SHARES      VALUE
                                          --------  ------------

FOREIGN COMMON STOCKS--0.8%

COMMUNICATIONS EQUIPMENT--0.3%
Nortel Networks Corp. (Canada)......        28,000  $    897,750

GOLD & PRECIOUS METALS MINING--0.2%
Barrick Gold Corp. (Canada).........        30,000       491,400

INSURANCE (LIFE/HEALTH)--0.3%
Axa ADR (France)....................         9,735       699,095
- ----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,535,608)                           2,088,245
- ----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--90.0%
(IDENTIFIED COST $210,998,725)                       224,836,150
- ----------------------------------------------------------------

                                            PAR
                                           VALUE
                                           (000)
                                          --------
SHORT-TERM OBLIGATIONS--13.7%

U.S. GOVERNMENT SECURITIES--0.2%
U.S. Treasury Bill 5%, 2/8/01.......      $    500       497,361

FEDERAL AGENCY SECURITIES--4.0%
Freddie Mac Discount Note 6.22%,
1/26/01.............................        10,000     9,956,806

REPURCHASE AGREEMENT--9.5%
Morgan Stanley & Co., Inc.
repurchase agreement, 6.30%, dated
12/29/00 due 1/2/01, repurchase
price $23,764,624, collateralized by
Fannie Mae Bonds 6% to 8.50%, 9/1/25
to 12/1/30, market value
$24,390,000.........................        23,748    23,748,000
- ----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $34,202,167)                         34,202,167
- ----------------------------------------------------------------

TOTAL INVESTMENTS--103.7%
(IDENTIFIED COST $245,200,892)                        259,038,317(a)
Other assets and liabilities, net--(3.7%)              (9,265,268)
                                                     ------------
NET ASSETS--100.0%                                   $249,773,049
                                                     ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $37,651,828 and gross depreciation of $24,112,593 for federal income tax purposes. At
     December 31, 2000, the aggregate cost of securities for federal income tax purposes was $245,499,082.
(b)  Non-income producing.

76                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

ASSETS
Investment securities at value
  (Identified cost $245,200,892)                              $  259,038,317
Cash                                                                 141,116
Receivables
  Investment securities sold                                       3,048,072
  Fund shares sold                                                   487,833
  Dividends and interest                                             259,063
                                                              --------------
      Total assets                                               262,974,401
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 11,016,543
  Fund shares repurchased                                          1,697,651
  Investment advisory fee                                            161,411
  Distribution fee                                                   135,189
  Transfer agent fee                                                  78,215
  Financial agent fee                                                 11,053
  Trustees' fee                                                        3,805
Accrued expenses                                                      97,485
                                                              --------------
    Total liabilities                                             13,201,352
                                                              --------------
NET ASSETS                                                    $  249,773,049
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  234,085,565
Undistributed net investment income                                  312,785
Accumulated net realized gain                                      1,537,274
Net unrealized appreciation                                       13,837,425
                                                              --------------
NET ASSETS                                                    $  249,773,049
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $131,367,604)               12,984,612
Net asset value price per share                                       $10.12
Offering price per share $10.12/(1-5.75%)                             $10.74
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $25,628,299)                 2,511,977
Net asset value and offering price per share                          $10.20
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $92,024,158)                 9,042,353
Net asset value and offering price per share                          $10.18
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $752,988)                       73,271
Net asset value and offering price per share                          $10.28



                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
Interest                                                      $    7,005,315
Dividends                                                          2,432,250
Foreign taxes withheld                                                (2,029)
                                                              --------------
    Total investment income                                        9,435,536
                                                              --------------
EXPENSES
Investment advisory fee                                            2,470,710
Distribution fee, Class A                                            501,114
Distribution fee, Class B                                            342,055
Distribution fee, Class C                                          1,269,144
Financial agent fee                                                  137,576
Transfer agent                                                       596,214
Custodian                                                             65,434
Professional                                                          60,679
Printing                                                              58,683
Registration                                                          39,952
Trustees                                                              18,868
Miscellaneous                                                         43,940
                                                              --------------
    Total expenses                                                 5,604,369
                                                              --------------
NET INVESTMENT INCOME                                              3,831,167
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (208,582)
Net realized gain on futures contracts                             1,574,892
Net change in unrealized appreciation (depreciation) on
  investments                                                    (19,785,922)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (18,419,612)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (14,588,445)
                                                              ==============


                       See Notes to Financial Statements                      77

Phoenix-Zweig Strategy Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                           Year Ended     Year Ended
                                            12/31/00       12/31/99
                                          -------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $   3,831,167  $   7,561,097
  Net realized gain (loss)                    1,366,310     89,738,680
  Net change in unrealized appreciation
    (depreciation)                          (19,785,922)   (87,912,801)
                                          -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (14,588,445)     9,386,976
                                          -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (3,257,950)    (5,530,836)
  Net investment income, Class B               (471,845)      (750,758)
  Net investment income, Class C             (1,705,918)    (2,960,713)
  Net investment income, Class I                (28,809)       (38,103)
  Net realized gains, Class A                (5,941,479)   (56,259,519)
  Net realized gains, Class B                (1,161,913)   (12,108,686)
  Net realized gains, Class C                (4,179,705)   (47,943,073)
  Net realized gains, Class I                   (35,788)      (369,679)
                                          -------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (16,783,407)  (125,961,367)
                                          -------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (106,978
    and 22,172,492 shares, respectively)      1,159,034    328,411,814
  Net asset value of shares issued from
    reinvestment of distributions
    (777,332 and 5,016,929 shares,
    respectively)                             8,125,926     56,137,856
  Cost of shares repurchased (7,766,673
    and 34,971,145 shares, respectively)    (85,174,796)  (514,202,909)
                                          -------------  -------------
Total                                       (75,889,836)  (129,653,239)
                                          -------------  -------------
CLASS B
  Proceeds from sales of shares (90,420
    and 135,743 shares, respectively)           985,785      1,978,122
  Net asset value of shares issued from
    reinvestment of distributions
    (137,332 and 1,053,995 shares,
    respectively)                             1,448,663     11,808,517
  Cost of shares repurchased (1,911,117
    and 2,534,806 shares, respectively)     (21,098,225)   (36,739,583)
                                          -------------  -------------
Total                                       (18,663,777)   (22,952,944)
                                          -------------  -------------
CLASS C
  Proceeds from sales of shares (257,072
    and 347,368 shares, respectively)         2,751,561      5,067,332
  Net asset value of shares issued from
    reinvestment of distributions
    (493,254 and 4,190,253 shares,
    respectively)                             5,187,210     46,828,670
  Cost of shares repurchased (8,062,342
    and 16,696,607 shares, respectively)    (88,833,439)  (242,708,801)
                                          -------------  -------------
Total                                       (80,894,668)  (190,812,799)
                                          -------------  -------------
CLASS I
  Proceeds from sales of shares (0 and
    13,384 shares, respectively)                     --        195,000
  Net asset value of shares issued from
    reinvestment of distributions
    (6,023 and 35,899 shares,
    respectively)                                64,597        407,769
  Cost of shares repurchased (71,418 and
    4,761 shares, respectively)                (802,283)       (72,123)
                                          -------------  -------------
Total                                          (737,686)       530,646
                                          -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (176,185,967)  (342,888,336)
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (207,557,819)  (459,462,727)
NET ASSETS
  Beginning of period                       457,330,868    916,793,595
                                          -------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    OF $312,785 AND $1,979,598,
    RESPECTIVELY]                         $ 249,773,049  $ 457,330,868
                                          =============  =============


78                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS A
                                         ----------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                         ----------------------------------------------------------------------------
                                           2000             1999             1998             1997             1996
Net asset value, beginning of
  period                                 $  11.24         $  14.80         $  15.77         $  15.01         $  14.51
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.16(4)          0.22(4)          0.17             0.20             0.20
  Net realized and unrealized
    gain (loss)                             (0.59)            0.07            (0.48)            2.49             1.68
                                         --------         --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.43)            0.29            (0.31)            2.69             1.88
                                         --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.23)           (0.28)           (0.18)           (0.19)           (0.20)
  Dividends from net realized
    gains                                   (0.46)           (3.57)           (0.48)           (1.74)           (1.18)
                                         --------         --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                   (0.69)           (3.85)           (0.66)           (1.93)           (1.38)
                                         --------         --------         --------         --------         --------
Change in net asset value                   (1.12)           (3.56)           (0.97)            0.76             0.50
                                         --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD           $  10.12         $  11.24         $  14.80         $  15.77         $  15.01
                                         ========         ========         ========         ========         ========
Total return(1)                            (3.90)%            2.63%          (1.88)%           18.07%           13.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $131,368         $223,269         $409,065         $565,721         $581,149

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.36%             1.28%           1.24%             1.24%            1.28%
  Net investment income                     1.49%             1.54%           0.97%             1.20%            1.27%
Portfolio turnover                           157%              141%            116%              126%             181%



                                                                            CLASS B
                                         -----------------------------------------------------------------------------
                                                                                                               FROM
                                                           YEAR ENDED DECEMBER 31                            INCEPTION
                                         -----------------------------------------------------------         4/8/96 TO
                                           2000             1999             1998             1997           12/31/96
Net asset value, beginning of
  period                                 $  11.34         $  14.90         $  15.86         $  15.07         $  15.12
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.09(4)          0.12(4)          0.05             0.07             0.06
  Net realized and unrealized
    gain (loss)                             (0.60)            0.07            (0.48)            2.53             1.13
                                         --------         --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.51)            0.19            (0.43)            2.60             1.19
                                         --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.17)           (0.18)           (0.05)           (0.07)           (0.06)
  Dividends from net realized
    gains                                   (0.46)           (3.57)           (0.48)           (1.74)           (1.18)
                                         --------         --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                   (0.63)           (3.75)           (0.53)           (1.81)           (1.24)
                                         --------         --------         --------         --------         --------
Change in net asset value                   (1.14)           (3.56)           (0.96)            0.79            (0.05)
                                         --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD           $  10.20         $  11.34         $  14.90         $  15.86         $  15.07
                                         ========         ========         ========         ========         ========
Total return(1)                            (4.64)%            1.91%          (2.61)%           17.33%            7.88%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $25,628          $47,557          $82,531          $76,820          $42,317

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        2.06%             1.98%           1.94%             1.94%            1.98%(2)
  Net investment income                     0.81%             0.84%           0.27%             0.50%            0.57%(2)
Portfolio turnover                           157%              141%            116%              126%             181%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      79

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS C
                                         ----------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                         ----------------------------------------------------------------------------
                                           2000             1999             1998             1997             1996
Net asset value, beginning of
  period                                 $  11.31         $  14.86         $  15.81         $  15.04         $  14.56
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.09(4)          0.12(4)          0.05             0.07             0.11
  Net realized and unrealized
    gain (loss)                             (0.60)            0.07            (0.48)            2.52             1.66
                                         --------         --------         --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.51)            0.19            (0.43)            2.59             1.77
                                         --------         --------         --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.16)           (0.17)           (0.04)           (0.08)           (0.11)
  Dividends from net realized
    gains                                   (0.46)           (3.57)           (0.48)           (1.74)           (1.18)
                                         --------         --------         --------         --------         --------
      TOTAL DISTRIBUTIONS                   (0.62)           (3.74)           (0.52)           (1.82)           (1.29)
                                         --------         --------         --------         --------         --------
Change in net asset value                   (1.13)           (3.55)           (0.95)            0.77             0.48
                                         --------         --------         --------         --------         --------
NET ASSET VALUE, END OF PERIOD           $  10.18         $  11.31         $  14.86         $  15.81         $  15.04
                                         ========         ========         ========         ========         ========
Total return(1)                            (4.58)%            1.94%          (2.64)%           17.30%           12.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $92,024         $184,924         $423,791         $591,512         $621,334

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        2.06%             1.98%           1.94%             1.94%            1.98%
  Net investment income                     0.82%             0.81%           0.27%             0.50%            0.57%
Portfolio turnover                           157%              141%            116%              126%             181%



                                                                            CLASS I
                                         ------------------------------------------------------------------------------
                                                                                                                FROM
                                                           YEAR ENDED DECEMBER 31                            INCEPTION
                                         -----------------------------------------------------------         11/1/96 TO
                                           2000             1999             1998             1997            12/31/96
Net asset value, beginning of
  period                                 $  11.40         $  14.94         $  15.87         $  15.07          $  15.42
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.21(4)          0.28(4)          0.17             0.23              0.04
  Net realized and unrealized
    gain (loss)                             (0.61)            0.06            (0.45)            2.54              0.83
                                         --------         --------         --------         --------          --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.40)            0.34            (0.28)            2.77              0.87
                                         --------         --------         --------         --------          --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.26)           (0.31)           (0.17)           (0.23)            (0.04)
  Dividends from net realized
    gains                                   (0.46)           (3.57)           (0.48)           (1.74)            (1.18)
                                         --------         --------         --------         --------          --------
      TOTAL DISTRIBUTIONS                   (0.72)           (3.88)           (0.65)           (1.97)            (1.22)
                                         --------         --------         --------         --------          --------
Change in net asset value                   (1.12)           (3.54)           (0.93)            0.80             (0.35)
                                         --------         --------         --------         --------          --------
NET ASSET VALUE, END OF PERIOD           $  10.28         $  11.40         $  14.94         $  15.87          $  15.07
                                         ========         ========         ========         ========          ========
Total return(1)                            (3.60)%            2.96%          (1.66)%           18.52%             5.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                $753           $1,581           $1,407           $1,070              $903

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.08%             0.96%           0.94%             0.94%             0.98%(2)
  Net investment income                     1.86%             1.92%           1.27%             1.50%             1.57%(2)
Portfolio turnover                           157%              141%            116%              126%              181%


(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

80                     See Notes to Financial Statements

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Zweig Trust ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Funds are offered for sale: Appreciation Fund, Foreign Equity Fund, Government Cash Fund, Government Fund, Growth & Income Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government and Government Cash Funds) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government and Government Cash Funds focus on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Growth & Income Fund, in addition to seeking capital appreciation, strives to provide income as a secondary objective. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.


  The Trust offers Class A, Class B, Class C and Class I shares on each Fund (with the exception of Foreign Equity Fund, for which Class I shares have been closed) and one additional class of shares, Class M on Government Cash Fund. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75% for all funds except Government Cash Fund which has no front-end sales charge and Government Fund which is sold with a front-end sales charge of up to 4.75%. Prior to that date, the maximum sales charge for those certain Class A shares except Government Fund was 5.50%. Certain Class A shares, except Government Cash Fund may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.


  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

  The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums except for the Government Cash Fund but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to amortize premium and discount on all fixed income securities, and classify gains and losses on mortgage-and asset-backed securities presently included in realized gains and losses, as part of interest income. Upon initial adoption, the Trust will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not affect the Trust's net asset value, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of these principles will not be material to the financial statements.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 (CONTINUED)


C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Foreign Equity Fund and Managed Assets may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Fund (other than Government Cash Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.


  The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 (CONTINUED)



is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At December 31, 2000, the Trust had no options.


I. ORGANIZATION EXPENSE:

  Organization expenses are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

J. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

K. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. BORROWINGS

  The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix/ Zweig Advisers LLC (formerly Zweig/Glaser Advisers LLC prior to May 1, 2000), a wholly-owned subsidiary of Phoenix Investments Partners, Ltd., is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund.......................   1.00%
Foreign Equity Fund.....................   1.00%
Government Cash Fund....................   0.50%
Government Fund.........................   0.60%
Growth & Income Fund....................   0.75%
Managed Assets..........................   1.00%
Strategy Fund...........................   0.75%

  The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.65% of the average daily net assets for Class A and Class C shares, 1.35% of the average daily net assets for Class B shares, 0.35% of the average daily net assets for Class I shares and 0.41% of the average daily net assets for Class M shares through April 30, 2001.

  Zweig Consulting LLC serves as the Investment Subadviser for all Funds except Government Cash Fund.


  PEPCO an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $8,521 for Class A shares and deferred sales charges of $1,896 for Class A shares, $886,865 for Class B shares and $39,993 for Class C shares for the year ended December 31, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Fund and Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. The Government Fund pays PEPCO a distribution fee at an annual rate of 0.75% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares. The distributor has advised the Trust that of the total amount expensed for the year ended December 31, 2000, $3,208,293 was retained by the Distributor and $4,281,399 was paid out to unaffiliated participants and $6,320 was paid to W.S. Griffith, an indirect subsidiary of PHL.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 (CONTINUED)


  PEPCO serves Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                          1st $50   $50-200    $200+
                                          Million   Million   Million
                                          --------  --------  -------
All funds except Government Cash Fund...    0.07%     0.06%    0.01%

                                          1st $100  $100-500   $500+
                                          Million   Million   Million
                                          --------  --------  -------
Government Cash Fund....................    0.01%     0.04%    0.01%

  PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.


  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended December 31, 2000, transfer agent fees were $1,609,029 of which PEPCO retained $441,394 which is net of fees paid to State Street.



  At December 31, 2000 PHL and its affiliates held shares of the Trust which aggregated the following:



                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                          ----------  ----------
Government Cash Fund....................  1,676,145   $1,676,145


3. PURCHASE AND SALE OF SECURITIES


  Purchases and sales of securities during the year ended December 31, 2000 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:



                                           Purchases       Sales
                                          ------------  ------------
Appreciation Fund.......................  $310,460,613  $317,601,138
Foreign Equity Fund.....................        98,626     2,173,272
Growth & Income Fund....................    26,737,469    27,088,151
Managed Assets..........................   203,965,422   226,965,277
Strategy Fund...........................   341,894,686   356,214,617



  Purchases and sales of U.S. Government and agency securities during the year ended December 31, 2000 aggregated the following:



                                           Purchases       Sales
                                          ------------  -----------
Government Fund.........................  $ 52,442,360  $45,198,100
Managed Assets..........................   133,668,883   91,886,610



  At December 31, 2000, the Growth & Income Fund had entered into futures contracts as follows:



                                                                 Value of
                                                       Number    Contracts   Market        Net
                                          Expiration     of        When     Value of    Unrealized
Description                                  Date     Contracts   Opened    Contracts  Appreciation
- -----------                               ----------  ---------  ---------  ---------  ------------
Standard & Poor's 500 Index.............  March '01         2    $ 652,176  $ 667,500    $15,324


4. FORWARD CURRENCY CONTRACTS


  As of December 31, 2000, Foreign Equity Fund and Managed Assets had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:



                                                                            Net
                                                                         Unrealized
                                                                        Appreciation
 Contracts to Deliver  In Exchange For  Settlement Date     Value      (Depreciation)
 --------------------  ---------------  ---------------  ------------  --------------

 Foreign Equity Fund
      GBP  (250,000).  US$    (369,012)       3/21/01        (374,068)   $  (5,056)
                                                                         =========

 Managed Assets
     GBP (9,200,000).  US$ (13,579,660)       3/21/01     (13,765,708)   $(186,048)
                                                                         =========



GBP=British Pound
US$=U.S Dollar


5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

6. OTHER


  As of December 31, 2000, the Government Cash Fund had 1 shareholder who individually owned more than 10% of shares outstanding which represents 40.1% of total net assets. This shareholder is not affiliated with PHL or PXP. In addition, affiliate holdings are presented in the table located within Note 2.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 (CONTINUED)


7. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.


Expiration Date                           Government  Government
October 31,                               Cash Fund      Fund
- -----------                               ----------  ----------
2002....................................         --   $7,227,155
2003....................................         --    1,010,121
2005....................................   $105,519           --
2007....................................         --      334,701
2008....................................         --      833,427
                                           --------   ----------
                                           $105,519   $9,405,404
                                           ========   ==========



8. RECLASSIFICATION OF CAPITAL ACCOUNTS



  In accordance with accounting pronouncements, the Funds have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis. As of December 31, 2000, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:



                                          Undistributed   Accumulated     Capital paid in
                                          net investment  net realized     on shares of
                                          income (loss)   gain (loss)   beneficial interest
                                          --------------  ------------  -------------------
Appreciation Fund.......................        575,726       (579,164)           3,438
Foreign Equity Fund.....................         33,414       (119,066)          85,652
Government Fund.........................           (782)           782               --
Growth & Income Fund....................         26,398        (28,513)           2,115
Managed Assets..........................     (7,736,481)    10,907,197       (3,170,716)
Strategy Fund...........................        (33,458)        35,729           (2,271)



TAX INFORMATION NOTICE (UNAUDITED)
  For the fiscal year ended December 31, 2000, the
following Funds distributed long-term capital gain
dividends as follows:
Appreciation Fund.......................  $15,731,346
Foreign Equity Fund.....................      736,072
Managed Assets..........................   61,620,008
Strategy Fund...........................    9,728,060



  For federal income tax purposes, a percentage of the ordinary income dividends paid by the following Funds qualify for the dividends received deduction for corporate shareholders:



Appreciation Fund.......................   12.19%
Growth & Income Fund....................     5.2
Strategy Fund...........................   14.32


  This report is not authorized for distribution to prospective investors in the Phoenix-Zweig Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP LOGO
To the Board of Trustees and Shareholders of The Phoenix-Zweig Trust


   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Zweig Appreciation Fund, Phoenix-Zweig Foreign Equity Fund, Phoenix-Zweig Government Cash Fund, Phoenix-Zweig Government Fund, Phoenix-Zweig Growth & Income Fund, Phoenix-Zweig Managed Assets, and the Phoenix-Zweig Strategy Fund (constituting the Phoenix-Zweig Trust, hereafter referred to as the "Trust") at December 31, 2000, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


New York, New York
February 12, 2001

                               PHOENIX-ZWEIG TRUST


                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS

             a.    Agreement and Declaration of Trust.(9)

             b.    By-laws of the Trust.(9)

             c. Instruments defining shareholder rights incorporated by reference to Exhibits a.1 and a.2 above.

           d.1. Management Agreement between the Trust and Zweig/Glaser Advisers LLC.(11)

           d.2. Servicing Agreement between Zweig/Glaser Advisers LLC and Zweig Consulting LLC(11)

             e.    None.

             f.    None.

             g. Form of Custody Agreement (the "Custody Agreement") between the Registrant and Bank of New York. (3)

             h. Form of Transfer Agency Agreement (the "Transfer Agency Agreement") between the Trust and PEPCO.(11)

             i.    None.

             j. Consent of PricewaterhouseCoopers LLP, Independent Public Accountant.(13)

             k.    None.

           l.1.    Subscription Agreement for Shares of the Government
                   Securities.(2)

           l.2.    Subscription Agreement for Shares of the Zweig Strategy
                   Fund.(4)

           l.3. Subscription Agreement for Class C (f/k/a B Shares) Shares of the Trust.(6)

           l.4.    Subscription Agreement for Shares of Zweig Managed Assets.(7)

           l.5. Subscription Agreement for Shares of the Zweig Appreciation Fund.(1)

             m.    Distribution Plan pursuant to Rule 12b-1 as Exhibit 15.(12)

             n.    Financial Data Schedules.

             o.    Amended and Restated Rule 18f-3 Plan as Exhibit 18.(10)

             p. Codes of Ethics of the Trust, the Adviser and the Distributor.(12)

             q. Powers of Attorney for James Balog, Claire B. Benenson, S. Leland Dill, Philip R. McLaughlin and Donald B. Romans.(9)
                   (12)
            __________


            (1) Incorporated by reference to the Trust's Registration Statement on Form N-1A, filed previously on September 28, 1984.

            (2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A, filed previously on November 27, 1985.

            (3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the Trust on Form N-1A, filed previously on February 28, 1986.

            (4) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.

            (5) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

            (6) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1992.

            (7) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the Trust on Form N-1A, filed previously on February 26, 1993.

            (8) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on July 5, 1995.

            (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

            (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the Trust on Form N-1A, filed previously on August 20, 1997.

            (11) Incorporated by reference to Post-Effective Amendment No. 48 on Form N-1A, filed previously on May 3, 1999.

            (12) Incorporated by reference to Post-Effective Amendment No. 50 on Form N-1A filed previously on May 1, 2000.

            (13)   Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

    The Fund does not control and is not under common control with any other person.

ITEM 25. INDEMNIFICATION

    The Agreement and Declaration of Trust dated April 26, 1996 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

    All of the information required by this item is set forth in the Form ADV, as currently amended, of Zweig/Glaser Advisers LLC and Zweig Consulting LLC (SEC File Nos. 801-56470 and 801-56184), which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

    (a) PEPCO also serves as the principal underwriter for the following other investment companies:

    Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Euclid Funds, Phoenix Equity Series Fund, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

    (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:



              NAME AND PRINCIPAL                              POSITIONS AND OFFICES                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------
Michael E. Haylon                                     Director                                        Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin                                  Director and Chairman                             Trustee and Chairman
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                                      Director, Executive Vice President,             Executive Vice President
56 Prospect Street                                    Chief Financial Officer and Treasurer
P.O. Box 150480
Hartford, CT 06115-0480


John F. Sharry                                        President,                                      Executive Vice President
56 Prospect St.                                       Private Client Group
P.O. Box 150480
Hartford, CT 06115-0480

Barry Mandinach                                       Executive Vice President,                                 None
900 Third Avenue                                      Chief Marketing Officer,
New York, NY 10022                                    Private Client Group


G. Jeffrey Bohne                                      Senior Vice President,                                    None
101 Munson Street                                     Chief Mutual Fund
P.O. Box 810                                          Customer Service
Greenfield, MA 01302-0810

Robert S. Dreissen                                    Vice President, Compliance                           Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480


Jacqueline M. Porter                                  Assistant Vice President,                          Assistant Treasurer
56 Prospect Street                                    Mutual Fund Tax
P.O. Box 150480
Hartford, CT 06115-0480



    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of (1) the Registrant at 900 Third Avenue, 31st Floor, New York, New York 10022, (2) Zweig Consulting LLC, at 900 Third Avenue, New York, New York 10022, (3) State Street Bank and Trust Company, at 1776 Heritage Drive, North Quincy, Massachusetts 02171-2197, (4) Registrant's Transfer Agent, Phoenix Equity Planning Corporation, at 56 Prospect Street, Hartford, CT 06115.


ITEM 29. MANAGEMENT SERVICES

    Not applicable.

ITEM 30. UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2001.



                                            PHOENIX-ZWEIG TRUST

ATTEST:                                     BY: /S/ MARTIN E. ZWEIG
                                            ------------------------------------
/S/ PAMELA S. SINOFSKY                              MARTIN E. ZWEIG
----------------------------------------            PRESIDENT
    PAMELA S. SINOFSKY
    ASSISTANT SECRETARY



    Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 30th day of April, 2001.

                     SIGNATURE                               TITLE
                     ---------                               -----

                                                 Trustee
   ---------------------------------------
   James Balog*

                                                 Trustee
   ---------------------------------------
   Claire B. Benenson*


   /s/ Nancy G. Curtiss                          Treasurer (principal financial
   ---------------------------------------       and accounting officer)
   Nancy G. Curtiss

                                                 Trustee
   ---------------------------------------
   S. Leland Dill*

                                                 Trustee
   ---------------------------------------
   Philip R. McLoughlin*

                                                 Trustee
   ---------------------------------------
   Donald B. Romans*


   /s/ Martin E. Zweig                           President
   ---------------------------------------       (principal executive officer)
   Martin E. Zweig


*By /s/ Pamela S. Sinofsky
   ---------------------------------------
*  Pamela S. Sinofsky, Attorney-in-fact pursuant
   to powers of attorney previously filed.